UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street, New York, New York 10282

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2017

Goldman Sachs ActiveBeta® ETFs
ActiveBeta® Emerging Markets Equity ETF
ActiveBeta® Europe Equity ETF
ActiveBeta® International Equity ETF
ActiveBeta® Japan Equity ETF
ActiveBeta® U.S. Large Cap Equity ETF

Goldman Sachs ActiveBeta® ETFs

Investment Process	1

Portfolio Results and Fund Basics	3

Schedules of Investments	32

Financial Statements	68

Financial Highlights	74

Notes to Financial Statements	79

Other Information	92

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

INVESTMENT PROCESS

Goldman Sachs ActiveBeta® ETFs

Principal Investment Strategies

The investment objective of each of the ActiveBeta® Emerging Markets Equity ETF, ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Japan ETF and ActiveBeta® U.S. Large Cap Equity ETF (each, a “Fund”), is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of its respective underlying index (each, an “Index”).

Each Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index.

Each Index is designed to deliver exposure to equity securities within its applicable universe of issuers. Each Index is constructed using the patented ActiveBeta® Portfolio Construction Methodology, which was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns. These factors include value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). Given each Fund’s investment objective of attempting to track its Index, each Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

Goldman Sachs Asset Management, L.P. (the “Index Provider”) constructs each Index in accordance with a rules-based methodology that involves two steps.

Step 1

In the first step, individual factor subindexes for value, momentum, quality and low volatility (the “ActiveBeta® Factor Subindexes”) are created from the constituents of the applicable Reference Index, a market capitalization-weighted index. To construct each ActiveBeta® Factor Subindex, all constituents in the applicable Reference Index are assigned a “factor score” based on certain specified measurements (for example, in the case of the value factor, the factor score is based on a composite of book value-to-price, sales-to-price and free cash flow-to-price). Securities with a factor score that is above a fixed “Cut-off Score” receive an overweight in the applicable ActiveBeta® Factor Subindex relative to the applicable Reference Index and securities with a factor score that is below the Cut-off Score receive an underweight in the ActiveBeta® Factor Subindex relative to the applicable Reference Index. Accordingly, the magnitude of overweight or underweight that a security receives in constructing the applicable ActiveBeta® Factor Subindex is determined by its attractiveness when evaluated based on the relevant factor. Each Index only includes long positions (i.e., short positions are impermissible), so the smallest weight for any given security is zero.

Step 2

The ActiveBeta® Factor Subindexes are combined in equal weights to form each Index.

Each Index is rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the applicable Reference Index. The rules-based process used to construct each

INVESTMENT PROCESS

Index incorporates the ActiveBeta® Turnover Minimization Technique, which seeks to reduce turnover within each Index.

* * *

At the end of the Reporting Period (i.e., September 1, 2016 through February 28, 2017), we continued to believe in the existence and persistence of certain equity common factors. We further believed that in passively capturing common factors, investment efficiency (risk-adjusted returns) can be improved by enhancing the informational efficiency and diversification of individual common factor portfolios. Additionally, we advocate the pursuit of factor diversification strategies, which combine individual common factor portfolios, as such strategies tend to dominate individual factors. A passive capture of informationally-efficient and diversified common factor strategies potentially delivers attractive after-cost information ratios.

PORTFOLIO RESULTS

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Investment Objective

The Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended February 28, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 5.18% based on net asset value (“NAV”) and 4.89% based on market price. The Index returned 5.00%, and the MSCI Emerging Markets Index (net, unhedged, USD) (“MSCI Emerging Markets Index”), a market-cap based index against which the performance of the Fund is measured, and the reference index for the Index, returned 5.51% during the same period.

The Fund had a NAV of $28.03 per share on August 31, 2016 and ended the Reporting Period with a NAV of $29.14 per share. The Fund’s market price on February 28, 2017 was $29.04 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is constructed using a rules-based methodology that was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns, and its performance is compared to that of the MSCI Emerging Markets Index. Because the Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index, the discussion below compared the performance of the Fund to that of the MSCI Emerging Markets Index. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the MSCI Emerging Markets Index, and overweights and underweights relative to the MSCI Emerging Markets Index discussed below resulted from the Fund’s replication of the Index rather than a decision to overweight or underweight a particular sector, country or stock.

The Fund posted solid absolute gains but modestly underperformed the MSCI Emerging Markets Index during the Reporting Period. Amongst underlying factors, Momentum, Quality and Low Volatility detracted from relative results, while Value contributed positively during the Reporting Period. Momentum is whether a company’s share price is trending up or down. Quality refers to sustainable profitability over time. Low Volatility is a relatively low degree of fluctuation in a company’s share price over time. Value refers to how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow.

Q	Which sectors and countries contributed most positively to the Fund’s relative performance during the Reporting Period, and which detracted most?

A	Index constituents in the materials and consumer staples sectors detracted most from the Fund’s results relative to the MSCI Emerging Markets Index during the Reporting Period.

PORTFOLIO RESULTS

Partially offsetting these detractors were Index constituents in the consumer discretionary, utilities and energy sectors, which contributed most positively to the Fund’s results relative to the MSCI Emerging Markets Index.

From a country perspective, Index constituents in Taiwan, Brazil and South Korea detracted the most from the Fund’s results relative to the MSCI Emerging Markets Index during the Reporting Period. Conversely, Index constituents in China, Russia and South Africa contributed most positively to the Fund’s results relative to the MSCI Emerging Markets Index.

Q	Which individual positions detracted from the Fund’s results during the Reporting Period?

A	Relative to the MSCI Emerging Markets Index, an underweight position in Brazilian materials company Vale and overweight positions in South Korean consumer staples company Amorepacific and South Korean health care company Hanmi Pharm detracted most (0.14%, 0.31% and 0.13% of Fund net assets as of February 28, 2017, respectively). Vale generated a robust double-digit gain during the Reporting Period, while Amorepacific and Hanmi Pharm each posted a double-digit decline during the Reporting Period.

Q	Which individual stock positions contributed the most to the Fund’s relative returns during the Reporting Period?

A	Relative to the MSCI Emerging Markets Index, overweight positions in Chinese consumer discretionary firm Geely Automobile Holdings, Chinese consumer staples firm Sun Art Retail and Brazilian materials company Gerdau contributed most positively (0.27%, 0.34% and 0.22% of Fund net assets as of February 28, 2017, respectively). Each of these companies produced a robust double-digit gain during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund does not employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

Q	What was the Fund’s sector positioning relative to the Index and the reference index at the end of the Reporting Period?[1]

Sector Name	Fund[2]	GS ActiveBeta® Index	MSCI EM Index
Financials	20.29%	21.44%	24.47%
Information Technology	19.40	21.57	23.88
Consumer Staples	10.92	12.27	6.99
Consumer Discretionary	9.30	10.92	10.34
Telecommunication
Services	7.28	7.79	5.63
Energy	6.73	7.46	7.41
Materials	5.56	6.50	7.57
Utilities	2.94	2.87	2.85
Industrials	2.53	3.40	5.81
Health Care	2.47	3.69	2.46
Real Estate	1.84	2.08	2.59

[1]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index.

[2]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

PORTFOLIO RESULTS

Q	What was the Fund’s country positioning relative to the Index and the reference index at the end of the Reporting Period?[1]

Country Name	Fund[2]	GS ActiveBeta® Index	MSCI EM Index
China	27.20%	27.11%	26.98%
Korea	15.16	15.81	14.73
Taiwan	10.74	11.38	12.33
India	10.67	9.15	8.45
Brazil	9.51	9.36	8.19
South Africa	6.51	6.46	6.84
Russia	4.69	4.43	3.88
Mexico	3.15	3.10	3.44
Indonesia	2.35	2.53	2.47
Malaysia	1.84	2.03	2.43
Thailand	1.58	1.98	2.23
Chile	1.40	1.41	1.19
Poland	1.24	1.02	1.22
Turkey	0.67	0.66	1.05
Philippines	0.52	0.75	1.17
Hungary	0.48	0.49	0.29
United Arab Emirates	0.43	0.53	0.81
Qatar	0.43	0.44	0.84
Egypt	0.43	0.46	0.15
Colombia	0.39	0.39	0.42
Peru	0.34	0.34	0.39
Greece	0.28	0.18	0.32
Czech	0.00	0.00	0.18

[1]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index.

[2]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

FUND BASICS

ActiveBeta® Emerging Markets Equity ETF

as of February 28, 2017

FUND SNAPSHOT
As of February 28, 2017
Market Price[1]	$29.04
Net Asset Value (NAV)[1]	$29.14

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com.

PERFORMANCE REVIEW
September 1, 2016– February 28, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® EME Index[3]	MSCI EM Index[4]
Shares	5.18%	4.89%	5.00%	5.51%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the midpoint of the bid/ask spread (last trade) at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® Emerging Markets Equity Index (the “Index”) is designed to deliver exposure to equity securities of emerging market issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Emerging Markets Index captures large and mid cap representation across 23 emerging markets countries. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[5]
For the period ended 12/31/16	One Year	Since Inception	Inception Date
Shares (based on NAV)	9.47%	7.52%	9/25/2015
Shares (based on Market Price)	8.82	7.35	9/25/2015

[5]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed,

FUND BASICS

may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

EXPENSE RATIOS[6]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Expense Limitation)
Shares	0.50%	0.61%
[6]	The expense ratios of the Fund, both current (net of any expense limitation) and before expense limitation (gross of any expense limitation) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed on the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s expense limitation will remain in effect permanently and the Investment Adviser may not terminate the arrangement without the approval of the Fund’s Board of Trustees.

TOP TEN HOLDINGS AS OF 2/28/17[7]
Holding	% of Net Assets	Line of Business	Country
iShares MSCI India ETF	4.8%	Exchange Traded Fund	India
Samsung Electronics Co. Ltd.	3.7	Information Technology	South Korea
Tencent Holdings Ltd.	3.2	Information Technology	China
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1	Information Technology	Taiwan
iShares India 50 ETF	2.2	Exchange Traded Fund	India
Alibaba Group Holding Ltd. ADR	2.2	Information Technology	China
WisdomTree India Earnings Fund	2.0	Exchange Traded Fund	India
China Construction Bank Corp., Class H	1.6	Financials	China
China Mobile Ltd.	1.6	Telecommunication Services	China
Industrial & Commercial Bank of China Ltd., Class H	1.2	Financials	China

[7]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[8]
As of February 28, 2017

[8]	The Fund’s composition may differ over time. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. Underlying sector allocations of exchange-traded funds held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 2.5% of the Fund’s net assets as of February 28, 2017.

PORTFOLIO RESULTS

Goldman Sachs ActiveBeta® Europe Equity ETF

Investment Objective

The Goldman Sachs ActiveBeta® Europe Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Europe Equity Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended February 28, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 2.91% based on net asset value (“NAV”) and 2.48% based on market price. The Index returned 3.05%, and the MSCI Europe Index (net, unhedged, USD) (“MSCI Europe Index”), a market-cap based index against which the performance of the Fund is measured, and the reference index for the Index, returned 3.78% during the same period.

The Fund had a NAV of $26.12 per share on August 31, 2016 and ended the Reporting Period with a NAV of $26.65 per share. The Fund’s market price on February 28, 2017 was $26.62 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is constructed using a rules-based methodology that was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns, and its performance is compared to that of the MSCI Europe Index. Because the Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index, the discussion below compared the performance of the Fund to that of the MSCI Europe Index. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the MSCI Europe Index, and overweights and underweights relative to the MSCI Europe Index discussed below resulted from the Fund’s replication of the Index rather than a decision to overweight or underweight a particular sector, country or stock.

The Fund posted positive absolute returns but underperformed the MSCI Europe Index during the Reporting Period. Amongst underlying factors, Momentum, Quality and Low Volatility detracted from relative results during the Reporting Period, while Value contributed positively. Momentum is whether a company’s share price is trending up or down. Quality refers to sustainable profitability over time. Low Volatility is a relatively low degree of fluctuation in a company’s share price over time. Value refers to how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow.
Q	Which sectors and countries contributed most positively to the Fund’s relative performance during the Reporting Period, and which detracted most?

A	Index constituents in the financials, consumer discretionary and industrials sectors detracted most from the Fund’s results relative to the MSCI Europe Index during the Reporting Period. Index constituents in the health care, information technology and telecommunication services sectors contributed most positively to the Fund’s results relative to the MSCI Europe Index during the Reporting Period.

PORTFOLIO RESULTS

From a country perspective, Index constituents in the U.K., Sweden and the Netherlands detracted the most from the Fund’s results relative to the MSCI Europe Index during the Reporting Period. Conversely, Index constituents in Switzerland, France and Finland contributed most positively to the Fund’s results relative to the MSCI Europe Index.

Q	Which individual positions detracted from the Fund’s results during the Reporting Period?

A	Relative to the MSCI Europe Index, overweight positions in Norwegian consumer discretionary firm Schibsted and U.K. industrials company Royal Mail and an underweight position in U.K. materials company Rio Tinto detracted most (0.28%, 0.39% and 0.43% of Fund net assets as of February 28, 2017, respectively). Schibsted and Royal Mail each generated a double-digit decline during the Reporting Period, while Rio Tinto posted a double-digit increase during the Reporting Period.

Q	Which individual stock positions contributed the most to the Fund’s relative returns during the Reporting Period?

A	Relative to the MSCI Europe Index, overweight positions in Swiss health care company Actelion, U.K. materials company Glencore and French information technology firm Atos contributed most positively (0.81%, 0.99% and 0.98% of Fund net assets as of February 28, 2017, respectively). Each of these companies posted a robust double-digit gain during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund does not employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

Q	What was the Fund’s sector positioning relative to the Index and reference index at the end of the Reporting Period?[1]

Sector Name	Fund[2]	GS ActiveBeta® Index	MSCI EU Index
Consumer Staples	16.25%	16.57%	14.18%
Financials	15.96	15.16	20.11
Industrials	14.77	15.04	13.03
Consumer Discretionary	14.53	14.39	10.73
Health Care	13.28	13.64	13.19
Materials	7.98	7.29	8.37
Information Technology	5.31	5.37	4.37
Energy	4.70	4.68	7.06
Utilities	3.14	3.40	3.47
Telecommunication Services	2.82	2.99	4.13
Real Estate	1.27	1.47	1.36

[1]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Europe Equity Index.

[2]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

PORTFOLIO RESULTS

Q	What was the Fund’s country positioning relative to the Index and reference index at the end of the Reporting Period?[1]

Country Name	Fund[2]	GS ActiveBeta® Index	MSCI EU Index
UK	27.85%	27.29%	28.85%
France	17.49	17.52	15.72
Switzerland	14.30	14.58	14.07
Germany	13.64	13.67	14.79
Spain	5.34	5.29	4.98
Netherlands	4.93	4.84	5.36
Italy	4.41	4.75	3.24
Sweden	3.79	3.51	4.61
Denmark	2.76	2.85	2.66
Finland	1.45	1.42	1.52
Norway	1.28	1.32	1.06
Belgium	1.20	1.31	1.85
Portugal	0.67	0.68	0.23
Austria	0.49	0.52	0.32
Ireland	0.40	0.46	0.73

[1]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Europe Equity Index.

[2]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

FUND BASICS

ActiveBeta® Europe Equity ETF

as of February 28, 2017

FUND SNAPSHOT
As of February 28, 2017
Market Price[1]	$26.62
Net Asset Value (NAV)[1]	$26.65

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com

PERFORMANCE REVIEW
September 1, 2016– February 28, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Europe Index[3]	MSCI Europe Index[4]
Shares	2.91%	2.48%	3.05%	3.78%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the midpoint of the bid/ask spread (last trade) at 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® Europe Equity Index (the “Index”) is designed to deliver exposure to equity securities of developed market issuers in Europe. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Europe Index captures large and mid-cap representation across 15 Developed Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

FUND BASICS

EXPENSE RATIO[5]
Expense Ratio
Shares	0.25%

[5]	The expense ratio of the Fund is as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed on the Financial Highlights in this report.

TOP TEN HOLDINGS AS OF 2/28/17[6]
Holding	% of Net Assets	Line of Business	Country
Nestle SA	2.5%	Consumer Staples	Switzerland
Roche Holding AG	2.0	Health Care	Switzerland
Novartis AG	1.8	Health Care	Switzerland
HSBC Holdings PLC	1.5	Financials	United Kingdom
British American Tobacco PLC	1.3	Consumer Staples	United Kingdom
Sanofi	1.2	Health Care	France
SAP SE	1.1	Information Technology	Germany
GlaxoSmithKline PLC	1.1	Health Care	United Kingdom
Bayer AG	1.0	Health Care	Germany
Glencore PLC	1.0	Materials	Switzerland

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[7]
As of February 28, 2017

[7]	The Fund’s composition may differ over time. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.6% of the Fund’s net assets as of February 28, 2017.

PORTFOLIO RESULTS

Goldman Sachs ActiveBeta® International Equity ETF

Investment Objective

The Goldman Sachs ActiveBeta® International Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® International Equity Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended February 28, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 3.98% based on net asset value (“NAV”) and 3.56% based on market price. The Index returned 4.04%, and the MSCI World ex USA Index (net, unhedged, USD) (“MSCI World ex USA Index”), a market-cap based index against which the performance of the Fund is measured, and the reference index for the Index, returned 5.05% during the same period.

The Fund had a NAV of $24.67 per share on August 31, 2016 and ended the Reporting Period with a NAV of $25.42 per share. The Fund’s market price on February 28, 2017 was $25.43 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is constructed using a rules-based methodology that was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns, and its performance is compared to that of the MSCI World ex USA Index. Because the Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index, the discussion below compared the performance of the Fund to that of the MSCI World ex USA Index. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the MSCI World ex USA Index, and overweights and underweights relative to the MSCI World ex USA Index discussed below resulted from the Fund’s replication of the Index rather than a decision to overweight or underweight a particular sector, country or stock.

The Fund posted positive absolute returns but underperformed the MSCI World ex USA Index during the Reporting Period. Amongst underlying factors, Momentum detracted the most from the Fund’s relative results during the Reporting Period, followed by Quality and Low Volatility. Value contributed positively to the Fund’s relative results. Momentum is whether a company’s share price is trending up or down. Quality refers to sustainable profitability over time. Low Volatility is a relatively low degree of fluctuation in a company’s share price over time. Value refers to how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow.

Q	Which sectors and countries contributed most positively to the Fund’s relative performance during the Reporting Period, and which detracted most?

A	Index constituents in the financials, consumer staples and industrials sectors detracted the most from the Fund’s results relative to the MSCI World ex USA Index during the Reporting Period. Index constituents in the materials, energy and utilities sectors contributed most positively to the Fund’s results relative to the MSCI World ex USA Index during the Reporting Period.

PORTFOLIO RESULTS

From a country perspective, Index constituents in the U.K., Canada and Australia detracted the most from the Fund’s results relative to the MSCI World ex USA Index during the Reporting Period. Conversely, Index constituents in France, Switzerland and Finland contributed most positively to the Fund’s results relative to the MSCI World ex USA Index during the Reporting Period.

Q	Which individual positions detracted from the Fund’s results during the Reporting Period?

A	Relative to the MSCI World ex USA Index, overweight positions in Canadian consumer staples company Empire and U.K. industrials firm Royal Mail and an underweight position in Australian materials company BHP Billiton detracted most (0.27%, 0.25% and 0.23% of Fund net assets as of February 28, 2017, respectively). Empire and Royal Mail each generated a double-digit decline during the Reporting Period, while BHP Billiton posted a double-digit gain during the Reporting Period.

Q	Which individual stock positions contributed the most to the Fund’s relative returns during the Reporting Period?

A	Relative to the MSCI World ex USA Index, overweight positions in materials company Glencore, health care company Actelion and semiconductor company STMicroelectronics, each based in Switzerland, contributed most positively (0.59%, 0.49% and 0.26% of Fund net assets as of February 28, 2017, respectively). Glencore and Actelion each generated a robust double-digit gain during the Reporting Period, and STMicroelectronics posted a triple-digit gain during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund does not employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

Q	What was the Fund’s sector positioning relative to the Index and the reference index at the end of the Reporting Period?[1]

Sector Name	Fund[2]	GS ActiveBeta® Index	MSCI World ex USA Index
Financials	19.28%	18.76%	23.10%
Consumer Staples	14.69	15.14	10.70
Consumer Discretionary	14.39	14.35	11.61
Industrials	13.31	13.05	13.62
Health Care	10.73	11.05	9.91
Materials	7.33	6.97	8.31
Information Technology	6.39	6.62	5.35
Energy	4.36	4.28	6.46
Real Estate	3.26	3.46	3.50
Telecommunication Services	3.14	3.30	4.27
Utilities	2.84	3.03	3.18
Cash & Cash Equivalents	0.28	0.00	0.00

[1]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® International Equity Index.

[2]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

PORTFOLIO RESULTS

Q	What was the Fund’s country positioning relative to the Index and the reference index at the end of the Reporting Period?[1]

Country Name	Fund[2]	GS ActiveBeta® Index	MSCI World ex USA Index
Japan	21.58%	21.65%	22.11%
UK	14.99	15.04	16.42
France	9.79	9.93	8.94
Canada	9.47	9.47	8.94
Switzerland	8.35	8.35	8.00
Germany	7.73	7.70	8.42
Australia	6.52	6.55	6.96
Hong Kong	3.23	3.01	3.11
Spain	3.04	3.00	2.83
Netherlands	2.78	2.76	3.05
Italy	2.74	2.76	1.85
Sweden	2.39	2.38	2.62
Denmark	1.71	1.76	1.51
Singapore	1.47	1.51	1.20
Israel	0.88	0.82	0.62
Finland	0.86	0.85	0.87
Norway	0.65	0.74	0.60
Belgium	0.58	0.69	1.05
Portugal	0.29	0.30	0.13
Ireland	0.21	0.19	0.42
New Zealand	0.20	0.21	0.17

[1]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® International Equity Index.

[2]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

FUND BASICS

ActiveBeta® International Equity ETF

as of February 28, 2017

FUND SNAPSHOT
As of February 28, 2017
Market Price[1]	$25.43
Net Asset Value (NAV)[1]	$25.42

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com.

PERFORMANCE REVIEW
September 1, 2016– February 28, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Intl Equity Index[3]	MSCI World ex USA Index[4]
Shares	3.98%	3.56%	4.04%	5.05%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the midpoint of the bid/ask spread (last trade) at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	Sachs ActiveBeta® International Equity Index (the “Index”) is designed to deliver exposure to equity securities of developed market issuers outside of the United States. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 developed markets countries. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[5]
For the period ended 12/31/16	One Year	Since Inception	Inception Date
Shares (based on NAV)	1.68%	0.54%	11/06/2015
Shares (based on Market Price)	2.38	0.46	11/06/2015

[5]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be

FUND BASICS

lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

EXPENSE RATIO[6]
Expense Ratio
Shares	0.25%

[6]	The expense ratio of the Fund is as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed on the Financial Highlights in this report.

TOP TEN HOLDINGS AS OF 2/28/17[7]
Holding	% of Net Assets	Line of Business	Country
Nestle SA	1.4%	Consumer Staples	Switzerland
Roche Holding AG	1.1	Health Care	Switzerland
Novartis AG	1.0	Health Care	Switzerland
HSBC Holdings PLC	0.8	Financials	United Kingdom
Atos SE	0.7	Information Technology	France
Commonwealth Bank of Australia	0.6	Financials	Australia
Sanofi	0.6	Health Care	France
Royal Bank of Canada	0.6	Financials	Canada
Glencore PLC	0.6	Materials	Switzerland
British American Tobacco PLC	0.6	Consumer Staples	United Kingdom

[7]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[8]
As of February 28, 2017

[8]	The Fund’s composition may differ over time. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 1.1% of the Fund’s net assets as of February 28, 2017.

PORTFOLIO RESULTS

Goldman Sachs ActiveBeta® Japan Equity ETF

Investment Objective

The Goldman Sachs ActiveBeta® Japan Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Japan Equity Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended February 28, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 6.58% based on net asset value (“NAV”) and 5.94% based on market price. The Index returned 6.61%, while the MSCI Japan Index (net, unhedged, USD) (“MSCI Japan Index”), a market-cap based index against which the performance of the Fund is measured, and the reference index for the Index, returned 6.38% during the same period.

The Fund had a NAV of $27.33 per share on August 31, 2016 and ended the Reporting Period with a NAV of $28.74 per share. The Fund’s market price on February 28, 2017 was $28.68 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is constructed using a rules-based methodology that was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns, and its performance is compared to that of the MSCI Japan Index.

Because the Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index, the discussion below compared the performance of the Fund to that of the MSCI Japan Index. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the MSCI Japan Index, and overweights and underweights relative to the MSCI Japan Index discussed below resulted from the Fund’s replication of the Index, rather than a decision to overweight or underweight a particular sector or stock.

The Fund posted solid absolute gains and outperformed the MSCI Japan Index during the Reporting Period, as measured by NAV. Amongst underlying factors, Value contributed positively to the Fund’s results relative to the MSCI Japan Index, while Momentum, Quality and Low Volatility detracted from relative results during the Reporting Period. Value refers to how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow. Momentum is whether a company’s share price is trending up or down. Quality refers to sustainable profitability over time. Low Volatility is a relatively low degree of fluctuation in a company’s share price over time.

Q	Which sectors contributed most positively to the Fund’s relative performance during the Reporting Period, and which detracted most?

A

Index constituents in the energy, consumer discretionary and industrials sectors contributed most positively to the Fund’s results relative to the MSCI Japan Index during the Reporting Period. Conversely, Index constituents in the financials, consumer staples and materials sectors detracted

PORTFOLIO RESULTS

most from the Fund’s results relative to the MSCI Japan Index during the Reporting Period.

Q	Which individual stock positions contributed the most to the Fund’s relative returns during the Reporting Period?

A	Relative to the MSCI Japan Index, overweight positions in integrated petroleum company Idemitsu Kosan, marine transportation, warehousing and cargo handling services provider Mitsui OSK Lines and capital goods trading company Toyota Tsusho contributed most positively (0.87%, 0.42% and 0.75% of Fund net assets as of February 28, 2017, respectively). Each of these stocks posted a robust double- digit gain during the Reporting Period.

Q	Which individual positions detracted from the Fund’s results during the Reporting Period?

A	Relative to the MSCI Japan Index, underweight positions in diversified financials companies Nomura Holdings and Mitsubishi UFJ Financial Group and an overweight position in baked foods producer Yamazaki Baking detracted most (0.28%, 2.19% and 0.43% of Fund net assets as of February 28, 2017, respectively). Nomura Holdings and Mitsubishi UFJ Financial Group each posted a double-digit gain during the Reporting Period, while Yamazaki Baking generated a double-digit decline during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund does not employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

Q	What was the Fund’s sector positioning relative to the Index and the reference index at the end of the Reporting Period?[1]

Sector Name	Fund[2]	GS ActiveBeta® Index	MSCI Japan Index
Consumer Discretionary	20.38%	19.98%	20.30%
Industrials	17.96	17.94	20.37
Financials	12.01	11.43	14.13
Information Technology	11.23	11.72	10.86
Consumer Staples	10.59	10.88	7.38
Health Care	8.90	9.47	7.45
Materials	5.89	5.16	6.43
Utilities	4.12	4.24	5.91
Telecommunication Services	3.96	4.44	4.34
Energy	2.33	2.27	0.90
Cash & Cash Equivalents	2.34	2.47	1.93

[1]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Japan Equity Index.

[2]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI.

FUND BASICS

ActiveBeta® Japan Equity ETF

as of February 28, 2017

FUND SNAPSHOT
As of February 28, 2017
Market Price[1]	$28.68
Net Asset Value (NAV)[1]	$28.74

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com

PERFORMANCE REVIEW
September 1, 2016– February 28, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Japan Index[3]	MSCI World Japan Index[4]
Shares	6.58%	5.94%	6.61%	6.38%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the midpoint of the bid/ask spread (last trade) at 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® Japan Equity Index (the “Index”) is designed to deliver exposure to equity securities of large capitalization Japan issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Japan Index is designed to measure the performance of the large and mid cap segments of the Japanese market. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

FUND BASICS

EXPENSE RATIO[5]
Expense Ratio
Shares	0.25%

[5]	The expense ratio of the Fund is as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed on the Financial Highlights in this report.

TOP TEN HOLDINGS AS OF 2/28/17[6]
Holding	% of Net Assets	Line of Business
Toyota Motor Corp.	4.0%	Consumer Discretionary
Mitsubishi UFJ Financial Group, Inc.	2.2	Financials
Sumitomo Mitsui Financial Group, Inc.	1.6	Financials
Honda Motor Co. Ltd.	1.5	Consumer Discretionary
SoftBank Group Corp.	1.4	Telecommunication Services
Mizuho Financial Group, Inc.	1.3	Financials
Mitsubishi Corp.	1.2	Industrials
KDDI Corp.	1.1	Telecommunication Services
Sony Corp.	1.0	Consumer Discretionary
Sumitomo Corp.	1.0	Industrials

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[7]
As of February 28, 2017

[7]	The Fund’s composition may differ over time. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.9% of the Fund’s net assets as of February 28, 2017.

PORTFOLIO RESULTS

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

Investment Objective

The Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended February 28, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 8.26% based on net asset value (“NAV”) and 8.26% based on market price. The Index returned 8.34%, and the S&P 500 Index (Total Return, USD) (“S&P 500 Index”), a market-cap based index against which the performance of the Fund is measured, returned 10.01% during the same period.

The Fund had a NAV of $43.83 on August 31, 2016 and ended the Reporting Period with a NAV of $47.02 per share. The Fund’s market price on February 28, 2017 was $47.01 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is constructed using a rules-based methodology that was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns, and its performance is compared to that of the S&P 500 Index. Because the Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index, the discussion below compared the performance of the Fund to that of the S&P 500 Index. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the S&P 500 Index, and overweights and underweights relative to the S&P 500 Index discussed below resulted from the Fund’s replication of the Index rather than a decision to overweight or underweight a particular sector or stock.

The Fund posted solid absolute gains but underperformed the S&P 500 Index during the Reporting Period. Amongst underlying factors, Momentum, Quality and Low Volatility detracted from relative returns, while Value contributed positively. Momentum is whether a company’s share price is trending up or down. Quality refers to sustainable profitability over time. Low Volatility is a relatively low degree of fluctuation in a company’s share price over time. Value refers to how attractively a stock is priced relative to its fundamentals, such as book value and free cash flow.

Q	Which sectors contributed most positively to the Fund’s relative performance during the Reporting Period, and which detracted most?

A

Index constituents in the consumer discretionary, financials and consumer staples sectors detracted the most from the Fund’s results relative to the S&P 500 Index. Partially offsetting these detractors were Index constituents in the

PORTFOLIO RESULTS

energy, information technology and industrials sectors, which contributed positively to the Fund’s results relative to the S&P 500 Index during the Reporting Period.

Q	Which individual positions detracted from the Fund’s results during the Reporting Period?

A	Relative to the S&P 500 Index, an underweight position in financials institution Bank of America and overweight positions in health care company Mallinckrodt and packaged food producer Tyson Foods detracted most (0.76%, 0.49% and 0.48% of Fund net assets as of February 28, 2017, respectively). Bank of America generated a robust double- digit positive return during the Reporting Period, while Mallinckrodt and Tyson Foods each generated a double-digit negative return during the Reporting Period.

Q	Which individual stock positions contributed the most to the Fund’s relative returns during the Reporting Period?

A	Relative to the S&P 500 Index, overweight positions in airline United Continental Holdings and information technology firm Western Digital and an underweight position in integrated energy company Exxon Mobil contributed most positively (0.54%, 0.21% and 1.16% of Fund net assets as of February 28, 2017, respectively). United Continental Holdings and Western Digital each generated a robust double-digit gain during the Reporting Period, while Exxon Mobil posted a negative return during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund does not employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

Q	What was the Fund’s sector positioning relative to the Index and the S&P 500 Index at the end of the Reporting Period?[1]

Sector Name	Fund[2]	GS ActiveBeta® Index	S&P 500 Index
Information Technology	21.18%	21.14%	21.51%
Consumer Discretionary	14.36	14.32	14.07
Health Care	14.33	14.38	12.09
Consumer Staples	12.34	12.30	9.45
Financials	11.53	11.61	14.75
Industrials	10.49	10.50	10.20
Utilities	4.25	4.20	3.19
Energy	3.71	3.70	6.63
Materials	2.81	2.81	2.83
Real Estate	2.78	2.79	2.85
Telecommunication Services	2.24	2.24	2.42

[1]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index.

[2]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by S&P.

FUND BASICS

ActiveBeta® U.S. Large Cap Equity ETF

as of February 28, 2017

FUND SNAPSHOT
As of February 28, 2017
Market Price[1]	$47.01
Net Asset Value (NAV)[1]	$47.02

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com.

PERFORMANCE REVIEW
September 1, 2016– February 28, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® LC Index[3]	S&P 500 Index[4]
Shares	8.26%	8.26%	8.34%	10.01%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the midpoint of the bid/ask spread (last trade) at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index (the “Index”) is designed to deliver exposure to equity securities of large capitalization U.S. issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

[4]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[5]
For the period ended 12/31/16	One Year	Since Inception	Inception Date
Shares (based on NAV)	8.63%	8.57%	9/17/2015
Shares (based on Market Price)	8.70	8.64	9/17/2015

[5]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed,

FUND BASICS

may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

EXPENSE RATIO[6]
Expense Ratio
Shares	0.09%

[6]	The expense ratio of the Fund is as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed on the Financial Highlights in this report.

TOP TEN HOLDINGS AS OF 2/28/17[7]
Holding	% of Net Assets	Line of Business
Apple, Inc.	2.9%	Information Technology
Microsoft Corp.	2.1	Information Technology
Johnson & Johnson	1.4	Health Care
JPMorgan Chase & Co.	1.3	Financials
Amazon.com, Inc.	1.2	Consumer Discretionary
Exxon Mobil Corp.	1.2	Energy
Facebook, Inc., Class A	1.0	Information Technology
Alphabet, Inc., Class A	0.9	Information Technology
AT&T, Inc.	0.9	Telecommunication Services
Wells Fargo & Co.	0.9	Financials

[7]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND SECTOR ALLOCATIONS[8]
As of February 28, 2017

[8]	The Fund’s composition may differ over time. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.2% of the Fund’s net assets as of February 28, 2017.

FUND BASICS

Index Definitions

The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. It is not possible to invest directly in an unmanaged index.

The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries. As of December 31, 2016, the index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. It is not possible to invest directly in an unmanaged index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of December 31, 2016, the MSCI Emerging Markets Index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in an unmanaged index.

Book Value: The total value of the company’s assets that shareholders would theoretically receive if a company were liquidated.

Free Cash Flow: A measure of financial performance calculated as operating cash flow minus capital expenditures.

Alpha: The excess returns of a fund relative to the return of a benchmark index is the fund’s alpha.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

February 28, 2017 (Unaudited)

Shares	Description	Value

Common Stocks – 84.8%
Brazil – 6.4%
1,066,052	Ambev SA (Consumer Staples)	$6,113,265
226,146	Banco Bradesco SA (Financials)	2,371,952
235,259	Banco do Brasil SA (Financials)	2,503,077
195,436	Banco Santander Brasil SA (Financials)	2,158,528
308,920	BB Seguridade Participacoes SA (Financials)	2,841,945
270,747	BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros (Financials)	1,655,290
100,638	BRF SA (Consumer Staples)	1,314,020
142,071	Centrais Eletricas Brasileiras SA (Utilities)*	981,391
228,157	CETIP SA – Mercados Organizados (Financials)	3,435,923
145,282	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	1,535,478
425,897	Cia Siderurgica Nacional SA (Materials)*	1,640,066
134,736	Cielo SA (Information Technology)	1,181,484
122,066	Cosan SA Industria e Comercio (Energy)	1,565,552
192,959	CPFL Energia SA (Utilities)	1,584,112
315,910	EDP – Energias do Brasil SA (Utilities)	1,394,228
197,668	Embraer SA (Industrials)	1,139,244
88,645	Engie Brasil Energia SA (Utilities)	1,053,710
161,674	Equatorial Energia SA (Utilities)	3,093,165
150,419	Hypermarcas SA (Health Care)	1,309,820
476,052	Lojas Renner SA (Consumer Discretionary)	3,909,717
40,270	M Dias Branco SA (Consumer Staples)	1,788,915
55,486	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	1,146,639
171,660	Natura Cosmeticos SA (Consumer Staples)	1,413,670
571,268	Odontoprev SA (Health Care)	2,194,360
534,916	Petroleo Brasileiro SA (Energy)*	2,744,217
168,129	Porto Seguro SA (Financials)	1,561,854
252,964	Raia Drogasil SA (Consumer Staples)	4,829,978
327,896	Sul America SA (Financials)	2,046,847
101,602	Ultrapar Participacoes SA (Energy)	2,135,896
104,335	Vale SA (Materials)	1,097,346

		63,741,689

Chile – 1.2%
2,293,683	Aguas Andinas SA, Class A (Utilities)	1,236,214
16,237	Banco de Chile ADR (Financials)(a)	1,171,987
25,820	Banco de Credito e Inversiones (Financials)	1,393,355
510,734	Cencosud SA (Consumer Staples)	1,507,305
168,237	Cia Cervecerias Unidas SA (Consumer Staples)	1,992,799
125,158	Empresas COPEC SA (Energy)	1,312,860

Common Stocks – (continued)
Chile – (continued)
115,672	Latam Airlines Group SA ADR (Industrials)*	1,170,601
168,132	SACI Falabella (Consumer Discretionary)	1,374,915
38,438	Sociedad Quimica y Minera de Chile SA ADR (Materials)	1,210,797

		12,370,833

China – 25.7%
238,575	AAC Technologies Holdings, Inc. (Information Technology)	2,512,545
9,807,776	Agricultural Bank of China Ltd., Class H (Financials)	4,523,293
212,222	Alibaba Group Holding Ltd. ADR (Information Technology)*	21,837,644
516,385	ANTA Sports Products Ltd. (Consumer Discretionary)	1,563,301
53,800	Baidu, Inc. ADR (Information Technology)*	9,368,194
19,030,814	Bank of China Ltd., Class H (Financials)	9,634,986
3,501,192	Bank of Communications Co. Ltd., Class H (Financials)	2,791,951
205,566	Beijing Enterprises Holdings Ltd. (Industrials)	1,075,174
3,594,201	Belle International Holdings Ltd. (Consumer Discretionary)	2,477,179
5,432,830	China Cinda Asset Management Co. Ltd., Class H (Financials)	2,141,651
3,906,960	China CITIC Bank Corp Ltd., Class H (Financials)	2,682,671
4,058,787	China Communications Services Corp. Ltd., Class H (Telecommunication Services)	2,713,718
757,344	China Conch Venture Holdings Ltd. (Industrials)	1,500,551
19,915,203	China Construction Bank Corp., Class H (Financials)	16,394,070
3,035,614	China Everbright Bank Co. Ltd., Class H (Financials)	1,536,881
3,713,341	China Huarong Asset Management Co. Ltd., Class H (Financials)*(b)	1,468,603
3,942,464	China Huishan Dairy Holdings Co. Ltd. (Consumer Staples)(a)	1,442,405
613,658	China Life Insurance Co. Ltd., Class H (Financials)	1,869,643
976,640	China Medical System Holdings Ltd. (Health Care)	1,590,313
1,020,558	China Mengniu Dairy Co. Ltd. (Consumer Staples)	2,011,548
1,232,246	China Merchants Bank Co. Ltd., Class H (Financials)	3,278,073
2,710,863	China Minsheng Banking Corp. Ltd., Class H (Financials)	3,094,158
1,408,636	China Mobile Ltd. (Telecommunication Services)	15,533,658

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
777,886	China Overseas Land & Investment Ltd. (Real Estate)	$2,395,053
311,817	China Pacific Insurance Group Co. Ltd., Class H (Financials)	1,142,834
6,451,661	China Petroleum & Chemical Corp., Class H (Energy)	5,003,446
1,400,760	China Railway Group Ltd., Class H (Industrials)	1,225,278
578,947	China Resources Beer Holdings Co. Ltd. (Consumer Staples)*	1,314,153
475,905	China Resources Land Ltd. (Real Estate)	1,299,742
629,466	China Resources Power Holdings Co. Ltd. (Utilities)	1,140,142
629,623	China Shenhua Energy Co. Ltd., Class H (Energy)	1,317,249
6,751,976	China Telecom Corp. Ltd., Class H (Telecommunication Services)	3,174,863
1,877,319	China Unicom Hong Kong Ltd. (Telecommunication Services)	2,283,028
2,485,367	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	1,744,971
954,316	CITIC Ltd. (Industrials)	1,369,552
458,340	CITIC Securities Co. Ltd., Class H (Financials)	980,160
1,443,248	CNOOC Ltd. (Energy)	1,706,809
2,848,152	Country Garden Holdings Co. Ltd. (Real Estate)	2,040,042
2,514,433	CSPC Pharmaceutical Group Ltd. (Health Care)	3,077,265
27,081	Ctrip.com International Ltd. ADR (Consumer Discretionary)*	1,284,723
1,719,333	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	2,039,956
1,226,362	Far East Horizon Ltd. (Financials)	1,180,159
1,962,150	Geely Automobile Holdings Ltd. (Consumer Discretionary)	2,669,300
8,118,203	GOME Electrical Appliances Holding Ltd. (Consumer Discretionary)	1,129,496
793,668	Guangdong Investment Ltd. (Utilities)	1,081,747
1,084,564	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	1,819,145
741,998	Haitong Securities Co. Ltd., Class H (Financials)	1,359,263
207,586	Hengan International Group Co. Ltd. (Consumer Staples)	1,773,016
17,916,469	Industrial & Commercial Bank of China Ltd., Class H (Financials)	11,748,202
43,274	JD.com, Inc. ADR (Consumer Discretionary)*	1,322,886
823,938	Jiangsu Expressway Co. Ltd., Class H (Industrials)	1,086,915

Common Stocks – (continued)
China – (continued)
1,435,982	Kunlun Energy Co. Ltd. (Energy)	1,248,688
2,306,013	Lenovo Group Ltd. (Information Technology)	1,384,359
859,390	Longfor Properties Co. Ltd. (Real Estate)	1,375,033
23,631	NetEase, Inc. ADR (Information Technology)	7,208,873
374,425	New China Life Insurance Co. Ltd., Class H (Financials)	1,845,005
65,616	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	3,176,471
3,950,932	People’s Insurance Co Group of China Ltd. (The), Class H (Financials)	1,623,646
4,030,505	PetroChina Co. Ltd., Class H (Energy)	3,068,655
1,303,058	PICC Property & Casualty Co. Ltd., Class H (Financials)(a)	1,990,901
1,226,198	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	6,539,765
909,764	Semiconductor Manufacturing International Corp. (Information Technology)*	1,183,726
224,179	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	1,340,029
22,660	SINA Corp./China (Information Technology)*	1,575,550
482,395	Sinopharm Group Co. Ltd., Class H (Health Care)	2,230,994
2,385,755	SOHO China Ltd. (Real Estate)	1,235,529
214,183	Sunny Optical Technology Group Co. Ltd. (Information Technology)	1,378,230
24,569	TAL Education Group ADR (Consumer Discretionary)*	2,124,481
1,192,284	Tencent Holdings Ltd. (Information Technology)	31,794,445
1,153,379	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	1,292,684
550,012	TravelSky Technology Ltd., Class H (Information Technology)	1,200,292
371,555	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	1,708,805
118,449	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	1,541,021
2,655,096	Want Want China Holdings Ltd. (Consumer Staples)(a)	1,710,218
31,472	Weibo Corp. ADR (Information Technology)*(a)	1,589,965
537,619	Weichai Power Co. Ltd., Class H (Industrials)	946,077
1,203,914	Yanzhou Coal Mining Co. Ltd., Class H (Energy)(a)	967,790

		256,032,837

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Colombia – 0.4%
263,928	Cementos Argos SA (Materials)	$1,056,669
103,820	Grupo de Inversiones Suramericana SA (Financials)	1,299,549
396,172	Interconexion Electrica SA ESP (Utilities)	1,518,342

		3,874,560

Egypt – 0.4%
756,526	Commercial International Bank Egypt SAE GDR (Financials)	3,389,236
471,286	Global Telecom Holding SAE GDR (Telecommunication Services)*	886,018

		4,275,254

Greece – 0.3%
192,426	Hellenic Telecommunications Organization SA (Telecommunication Services)	1,731,876
112,124	OPAP SA (Consumer Discretionary)	1,011,524

		2,743,400

Hong Kong – 1.2%
3,383,406	Fullshare Holdings Ltd. (Real Estate)(a)	1,311,964
1,110,310	Haier Electronics Group Co. Ltd. (Consumer Discretionary)	2,042,554
5,557,518	Sino Biopharmaceutical Ltd. (Health Care)	4,796,858
3,539,094	Sun Art Retail Group Ltd. (Consumer Staples)	3,410,318

		11,561,694

Hungary – 0.5%
25,272	MOL Hungarian Oil & Gas PLC (Energy)	1,736,871
47,064	OTP Bank PLC (Financials)	1,370,031
75,479	Richter Gedeon Nyrt (Health Care)	1,677,666

		4,784,568

Indonesia – 2.4%
19,633,355	Adaro Energy Tbk PT (Energy)	2,495,391
3,008,176	Astra International Tbk PT (Consumer Discretionary)	1,849,658
2,180,391	Bank Central Asia Tbk PT (Financials)	2,526,023
1,483,522	Bank Rakyat Indonesia Persero Tbk PT (Financials)	1,329,341
391,758	Gudang Garam Tbk PT (Consumer Staples)	1,934,408
3,995,709	Hanjaya Mandala Sampoerna Tbk PT (Consumer Staples)	1,159,523
1,773,165	Indofood Sukses Makmur Tbk PT (Consumer Staples)	1,080,306
12,102,530	Kalbe Farma Tbk PT (Health Care)	1,388,488
1,155,882	Matahari Department Store Tbk PT (Consumer Discretionary)	1,183,098

Common Stocks – (continued)
Indonesia – (continued)
10,034,163	Telekomunikasi Indonesia Persero Tbk PT (Telecommunication Services)	2,896,785
871,894	Unilever Indonesia Tbk PT (Consumer Staples)	2,757,358
8,075,932	Waskita Karya Persero Tbk PT (Industrials)	1,501,823
5,871,885	XL Axiata Tbk PT (Telecommunication Services)*	1,316,507

		23,418,709

Malaysia – 1.8%
2,136,700	AirAsia Bhd (Industrials)	1,299,344
1,829,829	Astro Malaysia Holdings Bhd (Consumer Discretionary)	1,174,552
175,502	British American Tobacco Malaysia Bhd (Consumer Staples)	1,917,083
2,348,619	DiGi.Com Bhd (Telecommunication Services)	2,666,000
2,522,400	Felda Global Ventures Holdings Bhd (Consumer Staples)	1,068,043
996,863	Genting Bhd (Consumer Discretionary)	2,076,798
569,534	HAP Seng Consolidated Bhd (Industrials)	1,159,592
643,038	Malayan Banking Bhd (Financials)	1,245,524
689,713	Maxis Bhd (Telecommunication Services)	980,200
672,432	Petronas Chemicals Group Bhd (Materials)	1,098,003
329,988	Public Bank Bhd (Financials)	1,483,460
2,724,300	SapuraKencana Petroleum Bhd (Energy)*	1,165,804
335,100	Tenaga Nasional Bhd (Utilities)	1,021,904

		18,356,307

Mexico – 3.2%
5,686,905	America Movil SAB de CV, Series L (Telecommunication Services)	3,626,717
287,568	Arca Continental SAB de CV (Consumer Staples)	1,618,300
2,493,173	Cemex SAB de CV, Series CPO (Materials)*	2,121,213
366,239	Fomento Economico Mexicano SAB de CV (Consumer Staples)	2,964,314
763,603	Gentera SAB de CV (Financials)	1,010,995
200,059	Gruma SAB de CV, Class B (Consumer Staples)	2,650,942
174,628	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	1,518,242
98,293	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	1,561,705
1,246,673	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	2,956,934
357,018	Grupo Financiero Banorte SAB de CV, Class O (Financials)	1,783,059

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
739,864	Grupo Financiero Santander Mexico SAB de CV, Class B (Financials)	$1,115,749
552,533	Grupo Mexico SAB de CV, Series B (Materials)	1,684,178
61,760	Industrias Penoles SAB de CV (Materials)	1,474,499
405,304	Infraestructura Energetica Nova SAB de CV (Utilities)	1,742,020
558,300	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	1,057,804
1,260,438	Wal-Mart de Mexico SAB de CV (Consumer Staples)	2,455,593

		31,342,264

Peru – 0.3%
112,208	Cia de Minas Buenaventura SAA ADR (Materials)	1,380,158
12,237	Credicorp Ltd. (Financials)	2,014,455

		3,394,613

Philippines – 0.5%
860,880	Aboitiz Equity Ventures, Inc. (Industrials)	1,259,218
42,859	Globe Telecom, Inc. (Telecommunication Services)	1,560,216
307,118	Jollibee Foods Corp. (Consumer Discretionary)	1,234,221
361,625	Universal Robina Corp. (Consumer Staples)	1,152,246

		5,205,901

Poland – 1.3%
38,568	CCC SA (Consumer Discretionary)	2,141,954
130,676	Grupa Lotos SA (Energy)*	1,565,080
74,425	Jastrzebska Spolka Weglowa SA (Materials)*	1,277,580
30,505	KGHM Polska Miedz SA (Materials)	969,164
1,003	LPP SA (Consumer Discretionary)	1,398,472
124,648	Polski Koncern Naftowy ORLEN SA (Energy)	2,891,830
135,167	Powszechny Zaklad Ubezpieczen SA (Financials)	1,200,752
652,222	Synthos SA (Materials)	944,516

		12,389,348

Qatar – 0.4%
72,711	Ooredoo QSC (Telecommunication Services)	2,116,682
52,688	Qatar National Bank SAQ (Financials)	2,184,933

		4,301,615

Romania – 0.1%
89,183	New Europe Property Investments PLC (Real Estate)	1,007,059

Common Stocks – (continued)
Russia – 4.7%
1,025,183	Alrosa PJSC (Materials)	1,615,065
1,252,262	Gazprom PJSC ADR (Energy)	5,585,715
34,450,693	Inter RAO UES PJSC (Utilities)	2,373,206
122,814	LUKOIL PJSC (Energy)	6,485,769
13,659	MMC Norilsk Nickel PJSC (Materials)	2,176,371
264,070	Mobile TeleSystems PJSC ADR (Telecommunication Services)	2,711,999
1,085,897	Moscow Exchange MICEX-RTS PJSC (Financials)	2,294,950
12,589	Novatek PJSC GDR (Energy)	1,630,275
417,300	Rosneft Oil Co PJSC GDR (Energy)	2,366,091
1,068,243	Rostelecom PJSC (Telecommunication Services)	1,426,975
686,414	RusHydro PJSC ADR (Utilities)	1,101,694
530,762	Sberbank of Russia PJSC ADR (Financials)	5,790,614
230,294	Severstal PJSC GDR (Materials)	3,286,295
108,697	Sistema PJSC FC GDR (Telecommunication Services)	968,490
213,918	Surgutneftegas OJSC ADR (Energy)	1,078,147
310,136	Surgutneftegas OJSC ADR (Energy)	1,702,647
86,245	Tatneft PJSC ADR (Energy)	3,025,474
480,544	VTB Bank PJSC GDR (Financials)	1,075,938

		46,695,715

South Africa – 6.4%
103,438	AngloGold Ashanti Ltd. (Materials)*	1,151,499
124,857	Barclays Africa Group Ltd. (Financials)(a)	1,450,460
123,791	Bidvest Group Ltd. (The) (Industrials)(a)	1,467,132
32,938	Capitec Bank Holdings Ltd. (Financials)	1,825,692
245,614	Coronation Fund Managers Ltd. (Financials)	1,264,123
251,939	Exxaro Resources Ltd. (Energy)	2,078,689
643,438	FirstRand Ltd. (Financials)(a)	2,445,852
837,014	Fortress Income Fund Ltd., Class A (Real Estate)	1,113,459
103,104	Foschini Group Ltd. (The) (Consumer Discretionary)	1,279,893
494,955	Gold Fields Ltd. (Materials)	1,523,084
848,251	Growthpoint Properties Ltd. REIT (Real Estate)(a)	1,717,255
104,060	Imperial Holdings Ltd. (Consumer Discretionary)(a)	1,329,390
152,718	Liberty Holdings Ltd. (Financials)(a)	1,297,986
420,880	Life Healthcare Group Holdings Ltd. (Health Care)	1,078,264
167,681	Massmart Holdings Ltd. (Consumer Staples)(a)	1,920,768
64,834	Mondi Ltd. (Materials)	1,489,645
148,577	Mr Price Group Ltd. (Consumer Discretionary)	1,931,047

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
151,152	MTN Group Ltd. (Telecommunication Services)(a)	$1,384,289
62,261	Naspers Ltd., Class N (Consumer Discretionary)	9,984,941
645,228	Netcare Ltd. (Health Care)	1,568,673
529,701	Pick n Pay Stores Ltd. (Consumer Staples)	2,812,518
104,158	Pioneer Foods Group Ltd. (Consumer Staples)	1,303,886
123,940	Resilient REIT Ltd. REIT (Real Estate)(a)	1,137,064
404,522	Sappi Ltd. (Materials)	2,530,118
137,014	Shoprite Holdings Ltd. (Consumer Staples)	1,982,408
513,154	Sibanye Gold Ltd. (Materials)	1,032,193
88,481	SPAR Group Ltd. (The) (Consumer Staples)	1,207,482
210,694	Standard Bank Group Ltd. (Financials)(a)	2,306,842
422,820	Steinhoff International Holdings NV (Consumer Discretionary)	2,257,303
407,374	Telkom SA SOC Ltd. (Telecommunication Services)	2,123,141
44,113	Tiger Brands Ltd. (Consumer Staples)	1,409,727
239,822	Vodacom Group Ltd. (Telecommunication Services)	2,717,799
308,042	Woolworths Holdings Ltd. (Consumer Discretionary)(a)	1,648,543

		63,771,165

South Korea – 13.9%
11,102	Amorepacific Corp. (Consumer Staples)	2,955,297
21,334	AMOREPACIFIC Group (Consumer Staples)	2,452,726
30,142	BGF retail Co. Ltd. (Consumer Staples)	2,718,978
134,123	BNK Financial Group, Inc. (Financials)	1,029,571
31,571	Coway Co. Ltd. (Consumer Discretionary)	2,498,877
174,584	DGB Financial Group, Inc. (Financials)	1,605,725
34,463	Dongbu Insurance Co. Ltd. (Financials)	1,862,206
8,554	E-MART, Inc. (Consumer Staples)	1,573,497
31,425	GS Holdings Corp. (Energy)	1,542,417
79,272	Hana Financial Group, Inc. (Financials)	2,471,225
35,606	Hankook Tire Co. Ltd. (Consumer Discretionary)*	1,883,032
4,734	Hanmi Pharm Co. Ltd. (Health Care)*	1,343,899
13,856	Hanssem Co. Ltd. (Consumer Discretionary)	2,720,347
34,649	Hanwha Corp. (Industrials)	1,115,387
195,173	Hanwha Life Insurance Co. Ltd. (Financials)*	1,123,658
9,763	Hyosung Corp. (Materials)	1,135,383
42,962	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	1,231,014
12,805	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	2,887,707

Common Stocks – (continued)
South Korea – (continued)
11,693	Hyundai Motor Co. (Consumer Discretionary)	1,545,968
25,341	Hyundai Steel Co. (Materials)	1,400,674
92,943	Industrial Bank of Korea (Financials)*	1,015,119
36,066	Kangwon Land, Inc. (Consumer Discretionary)*	1,127,511
89,944	KB Financial Group, Inc. (Financials)	3,730,598
88,107	Kia Motors Corp. (Consumer Discretionary)	2,980,405
63,769	Korea Electric Power Corp. (Utilities)*	2,458,836
58,696	Korea Gas Corp. (Utilities)*	2,540,941
100,299	KT Corp. (Telecommunication Services)	2,700,954
21,276	KT&G Corp. (Consumer Staples)	1,928,623
5,317	LG Chem Ltd. (Materials)	1,330,720
26,375	LG Corp. (Industrials)	1,464,824
44,595	LG Electronics, Inc. (Consumer Discretionary)	2,358,418
3,930	LG Household & Health Care Ltd. (Consumer Staples)	3,051,550
337,190	LG Uplus Corp. (Telecommunication Services)	3,816,964
4,131	Lotte Chemical Corp. (Materials)	1,331,638
766	Lotte Chilsung Beverage Co. Ltd. (Consumer Staples)*	1,021,559
7,643	NAVER Corp (Information Technology)	5,245,163
6,103	NCSoft Corp. (Information Technology)	1,478,861
14,895	POSCO (Materials)	3,734,453
27,036	S-1 Corp. (Industrials)	2,175,791
21,823	Samsung Electronics Co. Ltd. (Information Technology)	37,093,792
6,694	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	1,509,591
15,930	Samsung Life Insurance Co. Ltd. (Financials)	1,507,415
76,811	Shinhan Financial Group Co. Ltd. (Financials)	3,172,296
6,177	SK Holdings Co. Ltd. (Industrials)	1,190,879
116,288	SK Hynix, Inc. (Information Technology)	4,802,697
11,905	SK Innovation Co. Ltd. (Energy)	1,626,639
12,911	SK Telecom Co. Ltd. (Telecommunication Services)	2,643,287
185,827	Woori Bank (Financials)*	2,185,717

		138,322,829

Taiwan – 10.7%
849,624	Advanced Semiconductor Engineering, Inc. (Information Technology)	1,054,995
236,412	Advantech Co. Ltd. (Information Technology)	2,012,197
1,343,717	Asia Cement Corp. (Materials)	1,329,569

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
121,861	Asustek Computer, Inc. (Information Technology)	$1,100,670
1,066,963	Cathay Financial Holding Co. Ltd. (Financials)	1,675,622
2,045,779	Chang Hwa Commercial Bank Ltd. (Financials)	1,221,868
506,062	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	1,075,589
1,632,482	China Life Insurance Co. Ltd./Taiwan (Financials)	1,602,009
2,565,598	China Steel Corp. (Materials)	2,154,456
708,773	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	2,353,080
3,549,584	CTBC Financial Holding Co. Ltd. (Financials)	2,120,034
279,326	Delta Electronics, Inc. (Information Technology)	1,554,665
1,907,632	E.Sun Financial Holding Co. Ltd. (Financials)	1,157,985
525,382	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	1,265,424
496,294	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	2,099,963
2,387,301	First Financial Holding Co. Ltd. (Financials)	1,410,305
542,024	Formosa Chemicals & Fibre Corp. (Materials)	1,714,802
500,002	Formosa Petrochemical Corp. (Energy)	1,741,345
626,200	Formosa Plastics Corp. (Materials)	1,887,354
1,068,291	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	1,084,859
1,189,742	Fubon Financial Holding Co. Ltd. (Financials)	1,926,527
2,909,204	Hon Hai Precision Industry Co. Ltd. (Information Technology)	8,474,743
1,991,214	Hua Nan Financial Holdings Co. Ltd. (Financials)	1,095,302
18,402	Largan Precision Co. Ltd. (Information Technology)	2,731,236
811,161	Lite-On Technology Corp. (Information Technology)	1,359,702
1,761,857	Mega Financial Holding Co. Ltd. (Financials)	1,370,560
474,868	Nan Ya Plastics Corp. (Materials)	1,153,031
182,409	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	1,784,104
376,264	Pegatron Corp. (Information Technology)	988,315
936,975	Pou Chen Corp. (Consumer Discretionary)	1,271,726
475,663	Powertech Technology, Inc. (Information Technology)	1,380,999
588,409	President Chain Store Corp. (Consumer Staples)	4,318,721

Common Stocks – (continued)
Taiwan – (continued)
860,567	Quanta Computer, Inc. (Information Technology)	1,784,241
3,605,241	SinoPac Financial Holdings Co Ltd. (Financials)	1,097,173
878,688	Standard Foods Corp. (Consumer Staples)	2,202,190
5,987,803	Taiwan Business Bank (Financials)	1,639,052
2,230,325	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	1,063,494
493,913	Taiwan Mobile Co. Ltd. (Telecommunication Services)	1,736,215
5,071,892	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	31,200,468
1,841,665	Uni-President Enterprises Corp. (Consumer Staples)	3,272,899
495,455	Vanguard International Semiconductor Corp. (Information Technology)	978,864
1,798,197	Wistron Corp. (Information Technology)	1,507,106
776,098	WPG Holdings Ltd. (Information Technology)	985,168

		106,938,627

Thailand – 1.6%
254,216	Advanced Info Service PCL NVDR (Telecommunication Services)	1,216,257
2,232,300	Bangkok Dusit Medical Services PCL NVDR (Health Care)	1,285,449
207,497	Bumrungrad Hospital PCL NVDR (Health Care)	1,046,238
836,500	Central Pattana PCL NVDR (Real Estate)	1,318,059
786,077	CP ALL PCL NVDR (Consumer Staples)	1,351,209
271,600	Electricity Generating PCL NVDR (Utilities)	1,610,669
4,380,700	Home Product Center PCL NVDR (Consumer Discretionary)	1,236,192
186,457	PTT PCL NVDR (Energy)	2,120,681
607,400	Robinson Department Store PCL NVDR (Consumer Discretionary)	1,070,178
269,679	Siam Commercial Bank PCL (The) NVDR (Financials)	1,189,800
519,200	Thai Oil PCL NVDR (Energy)	1,119,302
1,953,290	Thai Union Group PCL NVDR (Consumer Staples)	1,135,975

		15,700,009

Turkey – 0.7%
160,367	BIM Birlesik Magazalar AS (Consumer Staples)	2,316,471
611,920	Eregli Demir ve Celik Fabrikalari TAS (Materials)	1,001,986
422,448	Haci Omer Sabanci Holding AS (Financials)	1,172,690

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
883,206	Petkim Petrokimya Holding AS (Materials)	$1,051,784
48,941	Tupras Turkiye Petrol Rafinerileri AS (Energy)	1,148,783

		6,691,714

United Arab Emirates – 0.4%
725,409	Dubai Islamic Bank PJSC (Financials)	1,234,529
599,818	Emaar Properties PJSC (Real Estate)	1,216,785
390,962	Emirates Telecommunications Group Co. PJSC (Telecommunication Services)	1,873,637

		4,324,951

United States – 0.3%
123,264	Yum China Holdings, Inc. (Consumer Discretionary)*	3,277,590

TOTAL COMMON STOCKS
(Cost $721,997,114)		$844,523,251

Exchange-Traded Funds – 9.6%
United States – 9.6%
735,543	iShares India 50 ETF(a)	$22,367,863
1,594,710	iShares MSCI India ETF	47,315,046
321,330	PowerShares India Portfolio(a)	6,950,368
862,493	WisdomTree India Earnings Fund(a)	19,544,091

TOTAL EXCHANGE-TRADED FUNDS
(Cost $84,164,434)		$96,177,368

Preferred Stocks – 4.5%
Brazil – 3.1%
531,601	Banco Bradesco SA (Financials)	$5,710,738
178,936	Braskem SA, Class A (Materials)	1,859,531
231,745	Centrais Eletricas Brasileiras SA, Class B (Utilities)*	1,832,506
122,369	Cia Brasileira de Distribuicao (Consumer Staples)	2,259,756
525,471	Gerdau SA (Materials)	2,187,351
691,355	Itau Unibanco Holding SA (Financials)	8,895,834
568,266	Itausa – Investimentos Itau SA (Financials)	1,833,941
585,944	Petroleo Brasileiro SA (Energy)*	2,859,090
144,787	Telefonica Brasil SA (Telecommunication Services)	2,136,667
140,670	Vale SA (Materials)	1,424,787

		31,000,201

Chile – 0.1%
403,559	Embotelladora Andina SA, Class B (Consumer Staples)	1,544,754

South Korea – 1.3%
20,885	Amorepacific Corp. (Consumer Staples)	3,093,732
17,433	Hyundai Motor Co. (Consumer Discretionary)	1,509,344
5,153	LG Household & Health Care Ltd. (Consumer Staples)	2,588,462
4,120	Samsung Electronics Co. Ltd. (Information Technology)	5,450,825

		12,642,363

TOTAL PREFERRED STOCKS
(Cost $31,348,791)		$45,187,318

Units	Description	Expiration Month	Value
Rights – 0.0%
Brazil – 0.0%
9,555	Itausa – Investimentos Itau SA (Financials)*
(Cost $0)		03/17	$12,070

Taiwan – 0.0%
27,030	Advanced Semiconductor Engineering, Inc. (Information Technology)*
(Cost $0)		03/17	—

TOTAL RIGHTS
(Cost $0)			$12,070

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $837,510,339)			$985,900,007

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle – 2.5%(c)(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
24,754,085	0.47%	$24,754,085
(Cost $24,754,085)

TOTAL INVESTMENTS – 101.4%
(Cost $862,264,424)		$1,010,654,092

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(14,205,649)

NET ASSETS – 100.0%		$996,448,443

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,468,603, which represents approximately 0.1% of net assets as of February 28, 2017.
(c)	Represents an affiliated issuer.
(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2017.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

February 28, 2017 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Australia – 0.3%
4,930	BHP Billiton PLC (Materials)	$79,600

Austria – 0.5%
626	ANDRITZ AG (Industrials)	32,800
711	Erste Group Bank AG (Financials)*	20,746
880	OMV AG (Energy)	33,719
2,001	Raiffeisen Bank International AG (Financials)*	44,567
444	voestalpine AG (Materials)	18,742

		150,574

Belgium – 1.2%
410	Ageas (Financials)	15,614
1,348	Anheuser-Busch InBev SA/NV (Consumer Staples)	147,894
491	Colruyt SA (Consumer Staples)	23,097
444	Groupe Bruxelles Lambert SA (Financials)	37,748
244	KBC Group NV (Financials)	14,971
529	Proximus SADP (Telecommunication Services)	15,602
204	Solvay SA (Materials)	23,834
722	Telenet Group Holding NV (Consumer Discretionary)*	40,922
160	UCB SA (Health Care)	11,427
662	Umicore SA (Materials)	34,971

		366,080

Chile – 0.0%
644	Antofagasta PLC (Materials)	6,507

Denmark – 2.7%
1,079	Carlsberg A/S, Class B (Consumer Staples)	95,097
349	Chr Hansen Holding A/S (Materials)	20,895
851	Coloplast A/S, Class B (Health Care)	60,184
1,584	Danske Bank A/S (Financials)	53,034
595	DSV A/S (Industrials)	29,380
210	Genmab A/S (Health Care)*	41,730
1,656	ISS A/S (Industrials)	64,725
7,271	Novo Nordisk A/S, Class B (Health Care)	259,033
207	Novozymes A/S, Class B (Materials)	7,987
737	Pandora A/S (Consumer Discretionary)	84,289
7,201	TDC A/S (Telecommunication Services)*	38,872
828	Tryg A/S (Financials)	15,447
567	Vestas Wind Systems A/S (Industrials)	42,191
1,565	William Demant Holding A/S (Health Care)*	32,150

		845,014

Finland – 1.4%
713	Elisa OYJ (Telecommunication Services)	23,843
1,492	Fortum OYJ (Utilities)	22,972
474	Kone OYJ, Class B (Industrials)(a)	21,285
399	Metso OYJ (Industrials)	11,825
1,429	Neste OYJ (Energy)	49,927
3,236	Nokia OYJ (Information Technology)	16,636
2,445	Orion OYJ, Class B (Health Care)	120,914
590	Sampo OYJ, Class A (Financials)	26,964
1,261	Stora Enso OYJ, Class R (Materials)	13,587

Common Stocks – (continued)
Finland – (continued)
5,083	UPM-Kymmene OYJ (Materials)	121,149
266	Wartsila OYJ Abp (Industrials)	13,717

		442,819

France – 16.9%
2,755	Accor SA (Consumer Discretionary)	109,048
184	Aeroports de Paris (Industrials)	20,920
625	Air Liquide SA (Materials)	67,674
432	Airbus SE (Industrials)	31,821
325	Alstom SA (Industrials)*	8,849
490	Arkema SA (Materials)	47,642
2,536	Atos SE (Information Technology)	300,465
6,346	AXA SA (Financials)	150,172
3,936	BNP Paribas SA (Financials)	230,575
2,852	Bollore SA (Industrials)	11,089
263	Bouygues SA (Industrials)	10,164
1,215	Bureau Veritas SA (Industrials)	23,252
1,124	Capgemini SA (Information Technology)	96,373
2,938	Carrefour SA (Consumer Staples)	70,368
245	Casino Guichard Perrachon SA (Consumer Staples)	12,995
863	Christian Dior SE (Consumer Discretionary)	183,313
1,133	Cie de Saint-Gobain (Industrials)	54,454
598	Cie Generale des Etablissements Michelin (Consumer Discretionary)	67,388
3,450	CNP Assurances (Financials)	64,099
9,162	Credit Agricole SA (Financials)	110,936
2,810	Danone SA (Consumer Staples)	186,798
841	Dassault Systemes (Information Technology)	68,123
1,606	Eiffage SA (Industrials)	115,055
1,541	Engie SA (Utilities)	18,896
862	Essilor International SA (Health Care)	99,061
386	Eurazeo SA (Financials)	23,913
1,081	Eutelsat Communications SA (Consumer Discretionary)	21,313
311	Fonciere Des Regions REIT (Real Estate)	25,681
217	Gecina SA REIT (Real Estate)	27,693
491	Hermes International (Consumer Discretionary)	214,903
230	ICADE REIT (Real Estate)	16,448
52	Iliad SA (Telecommunication Services)	10,799
449	Imerys SA (Materials)	36,365
207	Ingenico Group SA (Information Technology)	18,626
460	JCDecaux SA (Consumer Discretionary)	14,737
199	Kering (Consumer Discretionary)	48,582
684	Klepierre REIT (Real Estate)	25,486
1,104	Lagardere SCA (Consumer Discretionary)	27,850
1,081	Legrand SA (Industrials)	61,132
1,182	L’Oreal SA (Consumer Staples)	220,490
897	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	180,575
2,049	Orange SA (Telecommunication Services)	31,059
591	Pernod Ricard SA (Consumer Staples)	67,761
7,161	Peugeot SA (Consumer Discretionary)*	136,663

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
885	Publicis Groupe SA (Consumer Discretionary)	$59,838
446	Remy Cointreau SA (Consumer Staples)	39,738
6,831	Rexel SA (Industrials)	110,803
253	Safran SA (Industrials)	18,055
4,163	Sanofi (Health Care)	359,772
1,583	Schneider Electric SE (Industrials)	107,469
1,932	SCOR SE (Financials)	69,985
905	SEB SA (Consumer Discretionary)	119,581
448	Societe BIC SA (Industrials)	55,578
3,815	Societe Generale SA (Financials)	169,896
381	Sodexo SA (Consumer Discretionary)	41,922
1,872	Suez (Utilities)	28,157
736	Thales SA (Industrials)	72,733
5,717	TOTAL SA (Energy)	285,823
161	Unibail-Rodamco SE REIT (Real Estate)	36,842
425	Valeo SA (Consumer Discretionary)	26,198
1,413	Veolia Environnement SA (Utilities)	23,198
2,012	Vinci SA (Industrials)	145,402
1,115	Vivendi SA (Consumer Discretionary)	19,733
271	Wendel SA (Financials)	30,078

		5,190,407

Germany – 12.8%
1,501	adidas AG (Consumer Discretionary)	252,642
1,309	Allianz SE (Financials)	228,393
414	Axel Springer SE (Consumer Discretionary)	21,714
2,118	BASF SE (Materials)	197,827
2,781	Bayer AG (Health Care)	306,739
193	Bayerische Motoren Werke AG (Consumer Discretionary)	17,303
1,391	Beiersdorf AG (Consumer Staples)	127,292
391	Brenntag AG (Industrials)	22,486
161	Continental AG (Consumer Discretionary)	32,761
1,574	Covestro AG (Materials)(b)	118,867
1,081	Daimler AG (Consumer Discretionary)	78,845
838	Deutsche Boerse AG (Financials)*	72,038
6,884	Deutsche Lufthansa AG (Industrials)	101,166
6,543	Deutsche Post AG (Industrials)	225,090
9,712	Deutsche Telekom AG (Telecommunication Services)	168,319
1,818	Deutsche Wohnen AG (Real Estate)	62,639
4,810	E.ON SE (Utilities)	37,444
506	Evonik Industries AG (Materials)	16,297
327	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	20,539
767	Fresenius Medical Care AG & Co KGaA (Health Care)	64,019
1,318	Fresenius SE & Co KGaA (Health Care)	105,066
215	GEA Group AG (Industrials)	8,393
220	Hannover Rueck SE (Financials)	24,920
567	HeidelbergCement AG (Materials)	53,146
353	Henkel AG & Co KGaA (Consumer Staples)	38,166
323	HOCHTIEF AG (Industrials)	49,424

Common Stocks – (continued)
Germany – (continued)
2,259	HUGO BOSS AG (Consumer Discretionary)	155,979
2,668	Infineon Technologies AG (Information Technology)	47,628
230	Innogy SE (Utilities)*(b)	8,285
851	LANXESS AG (Materials)	57,964
168	Linde AG (Materials)	27,375
345	MAN SE (Industrials)	35,519
787	Merck KGaA (Health Care)	86,261
906	METRO AG (Consumer Staples)	28,174
556	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	105,400
346	OSRAM Licht AG (Industrials)	20,626
1,081	ProSiebenSat.1 Media SE (Consumer Discretionary)	43,483
3,516	SAP SE (Information Technology)	328,590
1,884	Siemens AG (Industrials)	245,838
455	Symrise AG (Materials)	28,385
4,528	Telefonica Deutschland Holding AG (Telecommunication Services)	19,938
418	thyssenkrupp AG (Materials)	10,480
2,479	TUI AG (Consumer Discretionary)	35,106
768	United Internet AG (Information Technology)	31,729
1,073	Vonovia SE (Real Estate)	37,500
2,734	Zalando SE (Consumer Discretionary)*(b)	109,669

		3,915,464

Ireland – 0.6%
1,900	CRH PLC (Materials)	64,334
3,245	Experian PLC (Industrials)	64,488
738	Kerry Group PLC, Class A (Consumer Staples)	56,854

		185,676

Italy – 3.6%
3,892	Assicurazioni Generali SpA (Financials)	55,914
1,318	Atlantia SpA (Industrials)	30,951
30,591	Enel SpA (Utilities)	131,714
3,703	Eni SpA (Energy)	57,133
714	Ferrari NV (Consumer Discretionary)	46,660
6,021	Intesa Sanpaolo SpA (Financials)	14,075
5,792	Leonardo SpA (Industrials)*	79,825
2,577	Luxottica Group SpA (Consumer Discretionary)	136,259
2,065	Poste Italiane SpA (Financials)(b)	13,297
5,050	Prysmian SpA (Industrials)	128,841
240,205	Saipem SpA (Energy)*	110,035
7,038	Snam SpA (Energy)	28,119
96,894	Telecom Italia SpA (Telecommunication Services)*	78,816
113,661	Telecom Italia SpA-RSP (Telecommunication Services)*	75,968

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
6,407	Terna Rete Elettrica Nazionale SpA (Utilities)	$29,765
5,317	UniCredit SpA (Financials)(a)	71,471
7,515	UnipolSai SpA (Financials)	15,971

		1,104,814

Jersey Island – 0.1%
211	Randgold Resources Ltd. (Materials)	19,719

Luxembourg – 0.5%
4,261	ArcelorMittal (Materials)*	37,625
16	Eurofins Scientific SE (Health Care)	6,857
223	Millicom International Cellular SA (Telecommunication Services)	12,194
846	RTL Group SA (Consumer Discretionary)*	65,283
506	SES SA (Consumer Discretionary)	10,358
1,081	Tenaris SA (Energy)	17,839

		150,156

Mexico – 0.1%
1,273	Fresnillo PLC (Materials)	23,540

Netherlands – 5.7%
774	ABN AMRO Group NV (Financials)(b)	17,765
531	Akzo Nobel NV (Materials)	35,722
404	Altice NV, Class A (Consumer Discretionary)*	8,545
656	ASML Holding NV (Information Technology)	79,779
2,482	Boskalis Westminster (Industrials)	90,726
2,777	EXOR NV (Financials)	131,991
521	Gemalto NV (Information Technology)	31,451
1,154	Heineken Holding NV (Consumer Staples)	87,909
878	Heineken NV (Consumer Staples)	72,678
9,840	ING Groep NV (Financials)	136,085
7,155	Koninklijke Ahold Delhaize NV (Consumer Staples)	152,514
814	Koninklijke DSM NV (Materials)	53,627
9,195	Koninklijke KPN NV (Telecommunication Services)	26,039
2,562	Koninklijke Philips NV (Industrials)	77,683
389	Koninklijke Vopak NV (Energy)	16,499
1,950	NN Group NV (Financials)	60,763
522	NXP Semiconductors NV (Information Technology)*	53,667
2,413	Randstad Holding NV (Industrials)	140,792
8,479	Royal Dutch Shell PLC, Class A (Energy)	219,414
7,022	Royal Dutch Shell PLC, Class B (Energy)	189,924
1,617	Wolters Kluwer NV (Industrials)	66,435

		1,750,008

Norway – 1.3%
2,066	DNB ASA (Financials)	33,991
2,067	Gjensidige Forsikring ASA (Financials)	32,425
3,038	Marine Harvest ASA (Consumer Staples)*	53,291
6,559	Norsk Hydro ASA (Materials)	37,255
3,114	Orkla ASA (Consumer Staples)	27,480

Common Stocks – (continued)
Norway – (continued)
3,201	Schibsted ASA, Class A (Consumer Discretionary)	84,723
3,554	Schibsted ASA, Class B (Consumer Discretionary)	86,539
1,502	Telenor ASA (Telecommunication Services)	24,568
299	Yara International ASA (Materials)	11,388

		391,660

Portugal – 0.7%
34,048	EDP – Energias de Portugal SA (Utilities)	105,608
1,787	Galp Energia SGPS SA (Energy)	26,375
4,557	Jeronimo Martins SGPS SA (Consumer Staples)	73,506

		205,489

South Africa – 0.4%
1,002	Investec PLC (Financials)	7,213
7,681	Mediclinic International PLC (Health Care)(a)	70,875
1,654	Mondi PLC (Materials)	38,674

		116,762

Spain – 5.0%
1,357	Abertis Infraestructuras SA (Industrials)	19,957
5,649	ACS Actividades de Construccion y Servicios SA (Industrials)	177,828
392	Aena SA (Industrials)(b)	56,233
1,650	Amadeus IT Group SA (Information Technology)	76,978
11,177	Banco Bilbao Vizcaya Argentaria SA (Financials)	73,374
47,205	Banco de Sabadell SA (Financials)	69,622
35,705	Banco Santander SA (Financials)	195,544
1,702	Bankinter SA (Financials)	13,164
4,933	CaixaBank SA (Financials)	17,288
16,623	Distribuidora Internacional de Alimentacion SA (Consumer Staples)	92,575
1,161	Enagas SA (Energy)	28,615
2,133	Endesa SA (Utilities)	45,546
1,020	Ferrovial SA (Industrials)	19,406
1,268	Gas Natural SDG SA (Utilities)	24,758
1,334	Grifols SA (Health Care)	29,264
22,789	Iberdrola SA (Utilities)	151,929
5,050	Industria de Diseno Textil SA (Consumer Discretionary)	162,701
14,193	Mapfre SA (Financials)	44,053
1,728	Red Electrica Corp. SA (Utilities)	31,297
9,306	Repsol SA (Energy)	138,440
6,585	Telefonica SA (Telecommunication Services)	67,516
1,509	Zardoya Otis SA (Industrials)	12,090

		1,548,178

Sweden – 3.7%
2,671	Assa Abloy AB, Class B (Industrials)	52,078
1,607	Atlas Copco AB, Class A (Industrials)	52,744

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
1,115	Atlas Copco AB, Class B (Industrials)	$33,055
1,542	Boliden AB (Materials)	47,187
1,311	Electrolux AB, Series B (Consumer Discretionary)	34,848
2,285	Getinge AB, Class B (Health Care)	38,869
6,460	Hennes & Mauritz AB, Class B (Consumer Discretionary)	171,143
1,033	Hexagon AB, Class B (Information Technology)	41,819
3,335	Husqvarna AB, Class B (Consumer Discretionary)	28,643
576	ICA Gruppen AB (Consumer Staples)(a)	18,752
1,629	Industrivarden AB, Class C (Financials)	32,322
991	Investor AB, Class B (Financials)	39,392
414	Kinnevik AB, Class B (Financials)	11,221
644	L E Lundbergforetagen AB, Class B (Financials)	41,867
4,962	Nordea Bank AB (Financials)	58,291
3,038	Sandvik AB (Industrials)	41,423
2,783	Securitas AB, Class B (Industrials)	42,581
1,784	Skandinaviska Enskilda Banken AB, Class A (Financials)	20,462
1,333	Skanska AB, Class B (Industrials)	31,852
460	SKF AB, Class B (Industrials)	8,780
825	Svenska Cellulosa AB SCA, Class B (Consumer Staples)	25,410
1,883	Svenska Handelsbanken AB, Class A (Financials)	26,260
2,096	Swedbank AB, Class A (Financials)	51,875
2,571	Swedish Match AB (Consumer Staples)	80,274
1,761	Tele2 AB, Class B (Telecommunication Services)	15,789
5,770	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	37,639
5,604	Telia Co. AB (Telecommunication Services)	22,575
3,144	Volvo AB, Class B (Industrials)	41,158

		1,148,309

Switzerland – 16.4%
4,980	ABB Ltd. (Industrials)*	112,982
920	Actelion Ltd. (Health Care)*	248,316
598	Adecco Group AG (Industrials)	43,113
4,899	Aryzta AG (Consumer Staples)*	158,889
237	Baloise Holding AG (Financials)	30,931
42	Barry Callebaut AG (Consumer Staples)*	54,479
10	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	56,867
577	Cie Financiere Richemont SA (Consumer Discretionary)	42,636
4,878	Coca-Cola HBC AG (Consumer Staples)*	118,065
579	Credit Suisse Group AG (Financials)*	8,759
92	Dufry AG (Consumer Discretionary)*	13,312
253	EMS-Chemie Holding AG (Materials)	144,380
35	Galenica AG (Health Care)	41,170
142	Geberit AG (Industrials)	61,624

Common Stocks – (continued)
Switzerland – (continued)
19	Givaudan SA (Materials)	34,606
75,581	Glencore PLC (Materials)*	302,897
283	Julius Baer Group Ltd. (Financials)*	13,889
1,127	Kuehne + Nagel International AG (Industrials)	160,927
374	LafargeHolcim Ltd. (Materials)*	21,343
446	Lonza Group AG (Health Care)*	82,391
10,264	Nestle SA (Consumer Staples)	760,999
6,861	Novartis AG (Health Care)*	537,124
632	Pargesa Holding SA (Financials)	41,809
326	Partners Group Holding AG (Financials)	171,065
2,471	Roche Holding AG (Health Care)	603,778
175	Schindler Holding AG (Industrials)	33,569
233	Schindler Holding AG Participation Certificates (Industrials)	45,183
58	SGS SA (Industrials)	123,651
12	Sika AG (Materials)	67,762
299	Sonova Holding AG (Health Care)	39,381
6,848	STMicroelectronics NV (Information Technology)	104,784
146	Swatch Group AG (The) – Bearer (Consumer Discretionary)	48,679
598	Swatch Group AG (The) – Registered (Consumer Discretionary)	38,903
344	Swiss Life Holding AG (Financials)*	108,547
377	Swiss Prime Site AG (Real Estate)*	32,827
1,130	Swiss Re AG (Financials)	101,327
69	Swisscom AG (Telecommunication Services)	30,468
143	Syngenta AG (Materials)	61,758
6,880	UBS Group AG (Financials)	106,280
1,856	Wolseley PLC (Industrials)	113,517
333	Zurich Insurance Group AG (Financials)*	92,207

		5,015,194

United Kingdom – 24.5%
12,046	3i Group PLC (Financials)	103,206
7,357	Admiral Group PLC (Financials)	167,354
9,307	Anglo American PLC (Materials)*	147,145
1,445	Ashtead Group PLC (Industrials)	29,777
1,098	Associated British Foods PLC (Consumer Staples)	35,785
3,997	AstraZeneca PLC (Health Care)	230,986
24,811	Auto Trader Group PLC (Information Technology)(b)	122,017
3,176	Aviva PLC (Financials)	19,682
1,072	Babcock International Group PLC (Industrials)	12,646
7,688	BAE Systems PLC (Industrials)	60,272
26,141	Barclays PLC (Financials)	73,680
13,948	Barratt Developments PLC (Consumer Discretionary)	88,781
37,546	BP PLC (Energy)	211,909
6,228	British American Tobacco PLC (Consumer Staples)	393,706

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,858	British Land Co. PLC (The) REIT (Real Estate)	$14,277
8,599	BT Group PLC (Telecommunication Services)	35,002
1,293	Bunzl PLC (Industrials)	36,283
7,861	Burberry Group PLC (Consumer Discretionary)	168,841
1,494	Capita PLC (Industrials)	10,476
20,579	Centrica PLC (Utilities)	58,106
2,899	CNH Industrial NV (Industrials)	26,985
206	Coca-Cola European Partners PLC (Consumer Staples)	7,195
7,249	Compass Group PLC (Consumer Discretionary)	135,130
1,160	Croda International PLC (Materials)	50,638
520	DCC PLC (Industrials)	44,423
7,144	Diageo PLC (Consumer Staples)	201,625
8,952	Direct Line Insurance Group PLC (Financials)	38,265
5,734	Dixons Carphone PLC (Consumer Discretionary)	21,620
6,032	Fiat Chrysler Automobiles NV (Consumer Discretionary)*	66,211
3,453	G4S PLC (Industrials)	11,262
4,260	GKN PLC (Consumer Discretionary)	19,079
15,763	GlaxoSmithKline PLC (Health Care)	323,263
2,846	Hammerson PLC REIT (Real Estate)	20,842
9,542	Hargreaves Lansdown PLC (Financials)	158,519
57,227	HSBC Holdings PLC (Financials)	460,394
1,226	IMI PLC (Industrials)	18,933
3,377	Imperial Brands PLC (Consumer Staples)	159,395
1,283	Inmarsat PLC (Telecommunication Services)	11,360
801	InterContinental Hotels Group PLC (Consumer Discretionary)	37,837
12,652	International Consolidated Airlines Group SA (Industrials)	84,455
811	Intertek Group PLC (Industrials)	35,595
5,195	Intu Properties PLC REIT (Real Estate)	18,547
8,269	ITV PLC (Consumer Discretionary)	20,837
18,625	J Sainsbury PLC (Consumer Staples)	62,021
847	Johnson Matthey PLC (Materials)	32,295
23,490	Kingfisher PLC (Consumer Discretionary)	96,228
2,116	Land Securities Group PLC REIT (Real Estate)	28,070
9,680	Legal & General Group PLC (Financials)	29,910
42,788	Lloyds Banking Group PLC (Financials)	36,564
16,082	Marks & Spencer Group PLC (Consumer Discretionary)	67,002
2,875	Meggitt PLC (Industrials)	16,833
5,174	Merlin Entertainments PLC (Consumer Discretionary)(b)	31,678
7,173	National Grid PLC (Utilities)	87,252
2,030	Next PLC (Consumer Discretionary)	96,675
4,651	Old Mutual PLC (Financials)	12,623

Common Stocks – (continued)
United Kingdom – (continued)
1,403	Persimmon PLC (Consumer Discretionary)	35,983
2,182	Petrofac Ltd. (Energy)	24,206
2,415	Provident Financial PLC (Financials)	87,753
4,987	Prudential PLC (Financials)	99,759
2,080	Reckitt Benckiser Group PLC (Consumer Staples)	189,234
3,749	RELX NV (Industrials)	66,647
5,421	RELX PLC (Industrials)	101,526
3,230	Rio Tinto PLC (Materials)	132,520
1,787	Rolls-Royce Holdings PLC (Industrials)*	17,501
22,946	Royal Mail PLC (Industrials)	118,385
5,071	RSA Insurance Group PLC (Financials)	37,799
17,106	Sage Group PLC (The) (Information Technology)	137,512
276	Schroders PLC (Financials)	10,554
7,020	Segro PLC REIT (Real Estate)	43,137
1,739	Severn Trent PLC (Utilities)	50,594
7,324	Sky PLC (Consumer Discretionary)	90,912
5,391	Smith & Nephew PLC (Health Care)	81,241
2,309	Smiths Group PLC (Industrials)	42,956
3,210	SSE PLC (Utilities)	61,556
1,587	St James’s Place PLC (Financials)	20,835
4,823	Standard Chartered PLC (Financials)*	43,357
2,461	Standard Life PLC (Financials)	11,291
6,380	Tate & Lyle PLC (Consumer Staples)	59,068
8,232	Taylor Wimpey PLC (Consumer Discretionary)	18,439
67,252	Tesco PLC (Consumer Staples)*	157,669
4,942	Unilever NV (Consumer Staples)	234,290
5,268	Unilever PLC (Consumer Staples)	250,355
3,456	United Utilities Group PLC (Utilities)	42,082
60,776	Vodafone Group PLC (Telecommunication Services)	152,696
1,168	Weir Group PLC (The) (Industrials)	27,369
191	Whitbread PLC (Consumer Discretionary)	9,091
27,105	William Hill PLC (Consumer Discretionary)	89,012
67,862	Wm Morrison Supermarkets PLC (Consumer Staples)	204,870
9,289	Worldpay Group PLC (Information Technology)(b)	31,372
6,476	WPP PLC (Consumer Discretionary)	152,874

		7,523,937

United States – 0.8%
1,039	Carnival PLC (Consumer Discretionary)	56,876
1,882	QIAGEN NV (Health Care)*	53,795
2,128	Shire PLC (Health Care)	128,538

		239,209

TOTAL COMMON STOCKS
(Cost $28,772,937)		$30,419,116

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value
Preferred Stocks – 0.6%
Germany – 0.6%
1,913	FUCHS PETROLUB SE (Materials)	$88,852
539	Henkel AG & Co KGaA (Consumer Staples)	67,526
118	Volkswagen AG (Consumer Discretionary)	17,517

TOTAL PREFERRED STOCKS
(Cost $153,958)		$173,895

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $28,926,895)		$30,593,011

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle – 0.6%(c)(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
173,046	0.47%	$173,046
(Cost $173,046)

TOTAL INVESTMENTS – 100.4%
(Cost $29,099,941)		$30,766,057

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(115,516)

NET ASSETS – 100.0%		$30,650,541

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $509,183, which represents approximately 1.7% of net assets as of February 28, 2017.
(c)	Represents an affiliated issuer.
(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2017.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

February 28, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Australia – 6.5%
16,249	AGL Energy Ltd. (Utilities)	$301,332
79,444	Alumina Ltd. (Materials)(a)	112,693
15,258	Amcor Ltd. (Materials)	164,822
46,539	AMP Ltd. (Financials)	174,614
14,687	APA Group (Utilities)	95,531
46,073	Aristocrat Leisure Ltd. (Consumer Discretionary)	588,025
9,529	ASX Ltd. (Financials)(a)	375,330
54,175	Aurizon Holdings Ltd. (Industrials)	213,261
121,038	AusNet Services (Utilities)	150,758
46,221	Australia & New Zealand Banking Group Ltd. (Financials)	1,098,094
15,167	Bank of Queensland Ltd. (Financials)	138,185
53,846	Bendigo & Adelaide Bank Ltd. (Financials)	505,902
42,184	BHP Billiton Ltd. (Materials)	810,829
24,060	BHP Billiton PLC (Materials)	388,475
20,931	Boral Ltd. (Materials)	94,304
13,802	Brambles Ltd. (Industrials)	98,795
10,954	Caltex Australia Ltd. (Energy)	236,995
27,620	Challenger Ltd. (Financials)	242,936
18,155	CIMIC Group Ltd. (Industrials)	526,793
9,516	Coca-Cola Amatil Ltd. (Consumer Staples)	74,993
11,976	Cochlear Ltd. (Health Care)	1,202,071
35,297	Commonwealth Bank of Australia (Financials)	2,234,008
13,667	Computershare Ltd. (Information Technology)	141,961
11,362	CSL Ltd. (Health Care)	1,029,586
28,464	Dexus Property Group REIT (Real Estate)	206,590
98,796	DUET Group (Utilities)	208,888
25,987	Flight Centre Travel Group Ltd. (Consumer Discretionary)(a)	576,226
182,078	Fortescue Metals Group Ltd. (Materials)	928,138
33,737	Goodman Group REIT (Real Estate)	195,837
47,667	GPT Group (The) REIT (Real Estate)	180,679
41,975	Harvey Norman Holdings Ltd. (Consumer Discretionary)	166,203
24,737	Incitec Pivot Ltd. (Materials)	69,800
52,832	Insurance Australia Group Ltd. (Financials)	243,719
14,396	LendLease Group (Real Estate)	168,571
6,843	Macquarie Group Ltd. (Financials)	455,886
97,864	Medibank Pvt Ltd. (Financials)	212,184
97,163	Mirvac Group REIT (Real Estate)	160,613
31,885	National Australia Bank Ltd. (Financials)	784,228
22,280	Newcrest Mining Ltd. (Materials)	379,258
4,991	Orica Ltd. (Materials)	70,185
36,739	Origin Energy Ltd. (Energy)*	185,299
87,463	Qantas Airways Ltd. (Industrials)	252,172
15,019	QBE Insurance Group Ltd. (Financials)	142,148

Common Stocks – (continued)
Australia – (continued)
2,188	Ramsay Health Care Ltd. (Health Care)	117,387
7,974	REA Group Ltd. (Consumer Discretionary)	346,575
56,278	Scentre Group REIT (Real Estate)	188,654
6,041	SEEK Ltd. (Industrials)	72,874
6,465	Sonic Healthcare Ltd. (Health Care)	106,968
400,986	South32 Ltd. (Materials)	767,662
62,057	Stockland REIT (Real Estate)	225,203
33,101	Suncorp Group Ltd. (Financials)	337,717
26,005	Sydney Airport (Industrials)	121,163
30,715	Tabcorp Holdings Ltd. (Consumer Discretionary)	100,601
145,317	Telstra Corp. Ltd. (Telecommunication Services)	538,524
21,884	Transurban Group (Industrials)	185,585
13,018	Treasury Wine Estates Ltd. (Consumer Staples)	119,206
77,447	Vicinity Centres REIT (Real Estate)	172,085
25,675	Wesfarmers Ltd. (Consumer Staples)	843,302
24,356	Westfield Corp. REIT (Real Estate)	164,790
53,409	Westpac Banking Corp. (Financials)	1,383,840
40,323	Woolworths Ltd. (Consumer Staples)	798,620

		23,177,673

Austria – 0.3%
2,849	ANDRITZ AG (Industrials)	149,279
6,905	OMV AG (Energy)	264,581
18,274	Raiffeisen Bank International AG (Financials)*	407,000
2,467	voestalpine AG (Materials)	104,137

		924,997

Belgium – 0.6%
2,592	Ageas (Financials)	98,712
4,511	Anheuser-Busch InBev SA/NV (Consumer Staples)	494,918
2,810	Colruyt SA (Consumer Staples)	132,186
3,215	Groupe Bruxelles Lambert SA (Financials)	273,335
1,661	KBC Group NV (Financials)	101,910
4,021	Proximus SADP (Telecommunication Services)	118,589
2,495	Solvay SA (Materials)	291,498
5,017	Telenet Group Holding NV (Consumer Discretionary)*	284,359
1,347	UCB SA (Health Care)	96,199
3,542	Umicore SA (Materials)	187,114

		2,078,820

Canada – 9.2%
3,903	Agnico Eagle Mines Ltd. (Materials)	164,583
1,788	Agrium, Inc. (Materials)	172,867
17,982	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	801,855
3,427	Atco Ltd., Class I (Utilities)	117,420

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
10,015	Bank of Montreal (Financials)	$762,136
21,076	Bank of Nova Scotia (The) (Financials)	1,225,939
17,780	Barrick Gold Corp. (Materials)	329,033
5,684	BCE, Inc. (Telecommunication Services)	248,655
57,606	Bombardier, Inc., Class B (Industrials)*	100,037
16,997	Brookfield Asset Management, Inc., Class A (Financials)(a)	613,943
9,398	CAE, Inc. (Industrials)	141,561
34,106	Cameco Corp. (Energy)	378,541
7,804	Canadian Imperial Bank of Commerce (Financials)	687,096
7,654	Canadian National Railway Co. (Industrials)	533,749
7,072	Canadian Natural Resources Ltd. (Energy)	203,384
621	Canadian Pacific Railway Ltd. (Industrials)	91,632
1,220	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	140,289
4,399	Canadian Utilities Ltd., Class A (Utilities)	118,706
470	CCL Industries, Inc., Class B (Materials)	100,182
25,970	Cenovus Energy, Inc. (Energy)	329,417
4,488	CGI Group, Inc., Class A (Information Technology)*	206,906
32,535	CI Financial Corp. (Financials)	665,218
2,856	Constellation Software, Inc. (Information Technology)	1,344,495
14,633	Crescent Point Energy Corp. (Energy)	161,417
16,453	Dollarama, Inc. (Consumer Discretionary)	1,270,575
75,888	Empire Co. Ltd., Class A (Consumer Staples)	958,591
8,779	Enbridge, Inc. (Energy)	370,528
22,721	Encana Corp. (Energy)	252,522
310	Fairfax Financial Holdings Ltd. (Financials)	139,967
26,708	Finning International, Inc. (Industrials)	497,277
10,895	First Capital Realty, Inc. (Real Estate)	172,089
8,115	First Quantum Minerals Ltd. (Materials)	84,676
5,865	Fortis, Inc. (Utilities)	186,562
1,096	Franco-Nevada Corp. (Materials)	70,843
13,432	George Weston Ltd. (Consumer Staples)	1,128,757
4,151	Gildan Activewear, Inc. (Consumer Discretionary)	105,464
21,063	Great-West Lifeco, Inc. (Financials)	576,332

Common Stocks – (continued)
Canada – (continued)
9,108	H&R Real Estate Investment Trust REIT (Real Estate)	162,293
20,754	Husky Energy, Inc. (Energy)*	247,584
8,067	Hydro One Ltd. (Utilities)(b)	143,744
6,506	IGM Financial, Inc. (Financials)	199,977
3,539	Imperial Oil Ltd. (Energy)	110,864
17,829	Industrial Alliance Insurance & Financial Services, Inc. (Financials)(a)	742,129
3,758	Intact Financial Corp. (Financials)	267,170
3,331	Inter Pipeline Ltd. (Energy)	70,043
24,693	Jean Coutu Group PJC, Inc. (The), Class A (Consumer Staples)	372,134
141,200	Kinross Gold Corp. (Materials)*	498,936
10,914	Linamar Corp. (Consumer Discretionary)	486,019
14,769	Loblaw Cos. Ltd. (Consumer Staples)	772,321
35,599	Manulife Financial Corp. (Financials)	637,823
23,844	Metro, Inc. (Consumer Staples)	697,254
9,126	National Bank of Canada (Financials)	390,548
14,039	Onex Corp. (Financials)	990,770
5,987	Open Text Corp. (Information Technology)	197,902
6,907	Pembina Pipeline Corp. (Energy)	223,828
36,650	Power Corp. of Canada (Financials)	855,060
22,944	Power Financial Corp. (Financials)	596,792
2,914	Restaurant Brands International, Inc. (Consumer Discretionary)	159,423
7,581	RioCan Real Estate Investment Trust REIT (Real Estate)	152,713
7,131	Rogers Communications, Inc., Class B (Telecommunication Services)	300,218
29,277	Royal Bank of Canada (Financials)	2,132,693
18,957	Saputo, Inc. (Consumer Staples)	652,821
6,833	Seven Generations Energy Ltd., Class A (Energy)*	126,966
10,055	Shaw Communications, Inc., Class B (Consumer Discretionary)	209,838
7,577	Silver Wheaton Corp. (Materials)	147,999
4,626	Smart Real Estate Investment Trust REIT (Real Estate)	116,764
4,239	SNC-Lavalin Group, Inc. (Industrials)	173,119
13,081	Sun Life Financial, Inc. (Financials)	476,050
24,795	Suncor Energy, Inc. (Energy)	774,112
9,680	Teck Resources Ltd., Class B (Materials)	194,046
3,967	TELUS Corp. (Telecommunication Services)	129,453
33,843	Toronto-Dominion Bank (The) (Financials)	1,749,324
10,791	TransCanada Corp. (Energy)	497,488

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
27,694	Turquoise Hill Resources Ltd. (Materials)*	$87,194
37,946	Veresen, Inc. (Energy)(a)	387,353
2,537	Vermilion Energy, Inc. (Energy)	96,753
52,358	Yamana Gold, Inc. (Materials)	145,082

		32,825,844

China – 0.1%
536,592	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	354,902

Denmark – 1.7%
8,304	Carlsberg A/S, Class B (Consumer Staples)	731,868
2,223	Chr Hansen Holding A/S (Materials)	133,094
8,214	Coloplast A/S, Class B (Health Care)	580,910
10,213	Danske Bank A/S (Financials)	341,942
3,195	DSV A/S (Industrials)	157,763
1,105	Genmab A/S (Health Care)*	219,578
7,856	ISS A/S (Industrials)	307,052
45,377	Novo Nordisk A/S, Class B (Health Care)	1,616,576
6,488	Pandora A/S (Consumer Discretionary)	742,016
52,901	TDC A/S (Telecommunication Services)*	285,567
7,620	Tryg A/S (Financials)	142,160
5,279	Vestas Wind Systems A/S (Industrials)	392,812
20,948	William Demant Holding A/S (Health Care)*	430,340

		6,081,678

Finland – 0.9%
3,552	Elisa OYJ (Telecommunication Services)	118,779
10,505	Fortum OYJ (Utilities)	161,746
3,005	Kone OYJ, Class B (Industrials)(a)	134,941
2,357	Metso OYJ (Industrials)	69,852
7,625	Neste OYJ (Energy)	266,404
1,932	Nokian Renkaat OYJ (Consumer Discretionary)	76,226
15,224	Orion OYJ, Class B (Health Care)	752,879
6,462	Sampo OYJ, Class A (Financials)	295,329
6,519	Stora Enso OYJ, Class R (Materials)	70,241
43,680	UPM-Kymmene OYJ (Materials)	1,041,074
1,721	Wartsila OYJ Abp (Industrials)	88,748

		3,076,219

France – 9.4%
13,155	Accor SA (Consumer Discretionary)	520,699
1,142	Aeroports de Paris (Industrials)	129,843
2,806	Air Liquide SA (Materials)	303,831
3,175	Airbus SE (Industrials)	233,869
3,991	Alstom SA (Industrials)*	108,671
3,432	Arkema SA (Materials)	333,686
20,188	Atos SE (Information Technology)	2,391,872

Common Stocks – (continued)
France – (continued)
33,753	AXA SA (Financials)	798,734
23,449	BNP Paribas SA (Financials)	1,373,669
8,149	Bureau Veritas SA (Industrials)	155,951
8,547	Capgemini SA (Information Technology)	732,830
22,073	Carrefour SA (Consumer Staples)	528,670
3,149	Casino Guichard Perrachon SA (Consumer Staples)	167,022
6,390	Christian Dior SE (Consumer Discretionary)	1,357,324
7,913	Cie de Saint-Gobain (Industrials)	380,310
3,302	Cie Generale des Etablissements Michelin (Consumer Discretionary)	372,098
28,543	CNP Assurances (Financials)	530,316
50,808	Credit Agricole SA (Financials)	615,200
16,969	Danone SA (Consumer Staples)	1,128,035
7,460	Dassault Systemes (Information Technology)	604,275
7,543	Eiffage SA (Industrials)	540,384
8,257	Engie SA (Utilities)	101,251
6,087	Essilor International SA (Health Care)	699,519
2,510	Eurazeo SA (Financials)	155,493
10,571	Eutelsat Communications SA (Consumer Discretionary)	208,424
1,576	Fonciere Des Regions REIT (Real Estate)	130,138
1,377	Gecina SA REIT (Real Estate)	175,730
3,137	Hermes International (Consumer Discretionary)	1,373,017
1,655	ICADE REIT (Real Estate)	118,354
3,286	Imerys SA (Materials)	266,137
3,295	JCDecaux SA (Consumer Discretionary)	105,563
1,313	Kering (Consumer Discretionary)	320,546
4,903	Klepierre REIT (Real Estate)	182,686
6,647	Lagardere SCA (Consumer Discretionary)	167,678
4,087	Legrand SA (Industrials)	231,126
8,555	L’Oreal SA (Consumer Staples)	1,595,845
6,116	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	1,231,209
13,334	Natixis SA (Financials)	72,983
15,264	Orange SA (Telecommunication Services)	231,372
3,796	Pernod Ricard SA (Consumer Staples)	435,229
55,287	Peugeot SA (Consumer Discretionary)*	1,055,113
6,590	Publicis Groupe SA (Consumer Discretionary)	445,571
2,044	Remy Cointreau SA (Consumer Staples)	182,118
51,881	Rexel SA (Industrials)	841,540
6,476	Safran SA (Industrials)	462,155

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
25,200	Sanofi (Health Care)	$2,177,816
8,474	Schneider Electric SE (Industrials)	575,296
16,309	SCOR SE (Financials)	590,778
4,993	SEB SA (Consumer Discretionary)	659,747
3,768	Societe BIC SA (Industrials)	467,452
22,026	Societe Generale SA (Financials)	980,896
2,264	Sodexo SA (Consumer Discretionary)	249,113
7,608	Suez (Utilities)	114,433
3,306	Thales SA (Industrials)	326,705
26,161	TOTAL SA (Energy)	1,307,928
955	Unibail-Rodamco SE REIT (Real Estate)	218,534
4,366	Valeo SA (Consumer Discretionary)	269,126
15,779	Veolia Environnement SA (Utilities)	259,046
10,972	Vinci SA (Industrials)	792,918
9,932	Vivendi SA (Consumer Discretionary)	175,773
1,532	Wendel SA (Financials)	170,035
2,494	Zodiac Aerospace (Industrials)	73,475

		33,505,157

Germany – 7.1%
10,234	adidas AG (Consumer Discretionary)	1,722,544
9,088	Allianz SE (Financials)	1,585,664
2,100	Axel Springer SE (Consumer Discretionary)	110,145
11,715	BASF SE (Materials)	1,094,211
16,147	Bayer AG (Health Care)	1,780,980
1,280	Bayerische Motoren Werke AG (Consumer Discretionary)	114,754
10,625	Beiersdorf AG (Consumer Staples)	972,306
3,736	Brenntag AG (Industrials)	214,850
1,381	Continental AG (Consumer Discretionary)	281,017
2,919	Covestro AG (Materials)(b)	220,440
4,848	Daimler AG (Consumer Discretionary)	353,598
9,684	Deutsche Boerse AG (Financials)*	832,479
41,433	Deutsche Lufthansa AG (Industrials)	608,889
40,064	Deutsche Post AG (Industrials)	1,378,269
65,512	Deutsche Telekom AG (Telecommunication Services)	1,135,389
13,596	Deutsche Wohnen AG (Real Estate)	468,448
52,113	E.ON SE (Utilities)	405,679
3,825	Evonik Industries AG (Materials)	123,193
2,599	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	163,244
5,555	Fresenius Medical Care AG & Co KGaA (Health Care)	463,660
9,439	Fresenius SE & Co KGaA (Health Care)	752,442
2,178	GEA Group AG (Industrials)	85,029
3,124	Hannover Rueck SE (Financials)	353,865
8,081	HeidelbergCement AG (Materials)	757,448

Common Stocks – (continued)
Germany – (continued)
3,617	Henkel AG & Co KGaA (Consumer Staples)	391,068
1,909	HOCHTIEF AG (Industrials)	292,105
9,786	HUGO BOSS AG (Consumer Discretionary)	675,701
15,396	Infineon Technologies AG (Information Technology)	274,844
3,585	LANXESS AG (Materials)	244,184
1,660	Linde AG (Materials)	270,497
2,100	MAN SE (Industrials)	216,206
6,661	Merck KGaA (Health Care)	730,093
13,091	METRO AG (Consumer Staples)	407,091
4,183	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	792,962
3,142	OSRAM Licht AG (Industrials)	187,300
9,642	ProSiebenSat.1 Media SE (Consumer Discretionary)	387,847
16,850	SAP SE (Information Technology)	1,574,728
10,024	Siemens AG (Industrials)	1,308,004
2,952	Symrise AG (Materials)	184,161
44,375	Telefonica Deutschland Holding AG (Telecommunication Services)	195,401
2,807	thyssenkrupp AG (Materials)	70,377
14,686	TUI AG (Consumer Discretionary)	207,972
3,679	United Internet AG (Information Technology)	151,994
6,375	Vonovia SE (Real Estate)	222,799
13,331	Zalando SE (Consumer Discretionary)*(b)	534,748

		25,298,625

Hong Kong – 3.2%
179,219	AIA Group Ltd. (Financials)	1,132,464
8,448	ASM Pacific Technology Ltd. (Information Technology)	105,077
38,371	Bank of East Asia Ltd. (The) (Financials)	158,675
181,186	BOC Hong Kong Holdings Ltd. (Financials)	716,579
132,778	Cathay Pacific Airways Ltd. (Industrials)(a)	194,999
14,100	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	116,161
25,951	Cheung Kong Property Holdings Ltd. (Real Estate)	176,518
11,781	CK Hutchison Holdings Ltd. (Industrials)	145,546
31,981	CLP Holdings Ltd. (Utilities)	325,271
144,363	First Pacific Co. Ltd. (Financials)	106,006
20,513	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	98,304
34,661	Hang Lung Group Ltd. (Real Estate)	144,003
28,261	Hang Lung Properties Ltd. (Real Estate)	71,358
19,959	Hang Seng Bank Ltd. (Financials)	409,339

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
17,401	Henderson Land Development Co. Ltd. (Real Estate)	$101,100
342,461	HK Electric Investments & HK Electric Investments Ltd. (Utilities)(b)	299,118
142,151	HKT Trust & HKT Ltd. (Telecommunication Services)	189,719
104,162	Hong Kong & China Gas Co. Ltd. (Utilities)	200,475
33,499	Hong Kong Exchanges & Clearing Ltd. (Financials)	831,601
16,660	Hysan Development Co. Ltd. (Real Estate)	77,694
3,403	Jardine Matheson Holdings Ltd. (Industrials)	211,598
5,443	Jardine Strategic Holdings Ltd. (Industrials)	203,024
31,493	Kerry Properties Ltd. (Real Estate)	96,559
67,834	Link REIT (Real Estate)	467,959
40,876	MTR Corp. Ltd. (Industrials)	216,164
279,556	New World Development Co. Ltd. (Real Estate)	365,901
189,766	NWS Holdings Ltd. (Industrials)	345,676
428,933	PCCW Ltd. (Telecommunication Services)	261,368
15,747	Power Assets Holdings Ltd. (Utilities)	141,293
19,918	Sands China Ltd. (Consumer Discretionary)	83,136
59,807	Shangri-La Asia Ltd. (Consumer Discretionary)	76,122
1,001,341	SJM Holdings Ltd. (Consumer Discretionary)	821,718
26,910	Sun Hung Kai Properties Ltd. (Real Estate)	393,469
11,392	Swire Pacific Ltd., Class A (Real Estate)	117,113
46,953	Techtronic Industries Co. Ltd. (Consumer Discretionary)	168,155
980,232	WH Group Ltd. (Consumer Staples)(b)	766,512
32,182	Wharf Holdings Ltd. (The) (Real Estate)	255,177
114,592	Wheelock & Co. Ltd. (Real Estate)	744,761

		11,335,712

Ireland – 0.4%
12,387	CRH PLC (Materials)	419,421
19,458	Experian PLC (Industrials)	386,690
14,414	James Hardie Industries PLC CDI (Materials)	216,103
4,258	Kerry Group PLC, Class A (Consumer Staples)	328,030

		1,350,244

Common Stocks – (continued)
Israel – 0.8%
3,027	Azrieli Group Ltd. (Real Estate)	150,589
45,036	Bank Hapoalim BM (Financials)	277,740
75,856	Bank Leumi Le-Israel BM (Financials)*	332,572
182,846	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	326,484
1,212	Check Point Software Technologies Ltd. (Information Technology)*	119,879
1,488	Elbit Systems Ltd. (Industrials)	175,970
11,584	Mizrahi Tefahot Bank Ltd. (Financials)	193,475
7,797	Nice Ltd. (Information Technology)	541,676
24,554	Teva Pharmaceutical Industries Ltd. ADR (Health Care)	859,881

		2,978,266

Italy – 2.3%
12,468	Assicurazioni Generali SpA (Financials)	179,120
9,960	Atlantia SpA (Industrials)	233,895
249,530	Enel SpA (Utilities)	1,074,390
17,747	Eni SpA (Energy)	273,818
4,924	Ferrari NV (Consumer Discretionary)	321,783
30,578	Intesa Sanpaolo SpA (Financials)	71,483
43,001	Leonardo SpA (Industrials)*	592,637
18,681	Luxottica Group SpA (Consumer Discretionary)	987,757
14,920	Poste Italiane SpA (Financials)(b)	96,075
34,001	Prysmian SpA (Industrials)	867,468
1,899,305	Saipem SpA (Energy)*	870,046
72,181	Snam SpA (Energy)	288,390
766,711	Telecom Italia SpA (Telecommunication Services)*	623,658
933,949	Telecom Italia SpA-RSP (Telecommunication Services)*	624,229
50,025	Terna Rete Elettrica Nazionale SpA (Utilities)	232,401
33,872	UniCredit SpA (Financials)(a)	455,303
162,964	UnipolSai SpA (Financials)	346,331

		8,138,784

Japan – 21.6%
4,189	ABC-Mart, Inc. (Consumer Discretionary)	253,470
10,700	Aeon Co. Ltd. (Consumer Staples)(a)	160,187
4,034	Air Water, Inc. (Materials)	76,905
9,241	Ajinomoto Co., Inc. (Consumer Staples)	187,818
25,158	Alfresa Holdings Corp. (Health Care)	454,659
50,976	ANA Holdings, Inc. (Industrials)	152,994
42,020	Aozora Bank Ltd. (Financials)	158,113
17,028	Asahi Glass Co. Ltd. (Industrials)	139,712
11,490	Asahi Group Holdings Ltd. (Consumer Staples)	407,595
23,110	Asahi Kasei Corp. (Materials)	226,071

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
10,022	Asics Corp. (Consumer Discretionary)	$177,446
69,937	Astellas Pharma, Inc. (Health Care)	945,120
18,152	Bandai Namco Holdings, Inc. (Consumer Discretionary)	524,840
13,572	Benesse Holdings, Inc. (Consumer Discretionary)	419,102
11,177	Bridgestone Corp. (Consumer Discretionary)	447,639
35,173	Brother Industries Ltd. (Information Technology)	665,516
20,763	Calbee, Inc. (Consumer Staples)	707,039
25,359	Canon, Inc. (Information Technology)	743,646
8,332	Casio Computer Co. Ltd. (Consumer Discretionary)	112,970
1,703	Central Japan Railway Co. (Industrials)	279,762
32,640	Chubu Electric Power Co., Inc. (Utilities)	431,758
11,569	Dai Nippon Printing Co. Ltd. (Industrials)	126,356
5,589	Dai-ichi Life Holdings, Inc. (Financials)	105,526
14,992	Daiichi Sankyo Co. Ltd. (Health Care)	343,094
3,934	Daikin Industries Ltd. (Industrials)	374,993
3,899	Daito Trust Construction Co. Ltd. (Real Estate)	547,815
13,054	Daiwa House Industry Co. Ltd. (Real Estate)	359,821
105	Daiwa House REIT Investment Corp. REIT (Real Estate)	274,031
15,680	Daiwa Securities Group, Inc. (Financials)	99,825
8,353	DeNA Co. Ltd. (Information Technology)	188,658
2,771	Denso Corp. (Consumer Discretionary)	123,634
2,444	East Japan Railway Co. (Industrials)	221,824
4,711	Eisai Co. Ltd. (Health Care)	265,308
7,585	FamilyMart UNY Holdings Co. Ltd. (Consumer Staples)(a)	465,059
1,861	FANUC Corp. (Industrials)	368,008
2,538	Fast Retailing Co. Ltd. (Consumer Discretionary)	805,055
19,809	Fuji Electric Co. Ltd. (Industrials)	109,947
7,372	Fuji Heavy Industries Ltd. (Consumer Discretionary)	277,195
18,478	FUJIFILM Holdings Corp. (Information Technology)	717,089
101,545	Fujitsu Ltd. (Information Technology)	592,380
2,529	Hamamatsu Photonics KK (Information Technology)	74,818

Common Stocks – (continued)
Japan – (continued)
4,948	Hankyu Hanshin Holdings, Inc. (Industrials)	166,282
9,824	Hikari Tsushin, Inc. (Consumer Discretionary)	965,849
3,782	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	204,167
4,909	Hitachi Chemical Co. Ltd. (Materials)	138,866
22,778	Hitachi Construction Machinery Co. Ltd. (Industrials)	532,169
4,271	Hitachi High-Technologies Corp. (Information Technology)	178,650
16,368	Hitachi Ltd. (Information Technology)	90,526
11,871	Hokuriku Electric Power Co. (Utilities)	117,771
33,438	Honda Motor Co. Ltd. (Consumer Discretionary)	1,042,724
1,848	Hoshizaki Corp. (Industrials)	147,001
18,016	Hoya Corp. (Health Care)	818,638
20,615	Idemitsu Kosan Co. Ltd. (Energy)	666,991
16,649	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	282,729
53,060	ITOCHU Corp. (Industrials)	771,346
2,649	Japan Airlines Co. Ltd. (Industrials)	86,868
3,509	Japan Airport Terminal Co. Ltd. (Industrials)(a)	123,098
7,109	Japan Exchange Group, Inc. (Financials)	98,675
150	Japan Prime Realty Investment Corp. REIT (Real Estate)	597,935
88	Japan Retail Fund Investment Corp. REIT (Real Estate)	177,754
11,796	Japan Tobacco, Inc. (Consumer Staples)	396,099
132,675	JX Holdings, Inc. (Energy)	634,530
23,420	Kajima Corp. (Industrials)	153,224
50,921	Kakaku.com, Inc. (Information Technology)	738,203
14,813	Kamigumi Co. Ltd. (Industrials)	139,412
15,654	Kansai Electric Power Co., Inc. (The) (Utilities)*	174,260
6,881	Kansai Paint Co. Ltd. (Materials)	134,194
23,516	Kao Corp. (Consumer Staples)	1,219,255
17,640	KDDI Corp. (Telecommunication Services)	463,368
23,249	Keihan Holdings Co. Ltd. (Industrials)	147,534
17,330	Keikyu Corp. (Industrials)	191,445
13,805	Keio Corp. (Industrials)	108,950
3,618	Keisei Electric Railway Co. Ltd. (Industrials)	86,113
1,383	Keyence Corp. (Information Technology)	537,205
4,795	Kikkoman Corp. (Consumer Staples)	145,069

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
39,876	Kintetsu Group Holdings Co. Ltd. (Industrials)	$148,619
18,537	Kirin Holdings Co. Ltd. (Consumer Staples)	320,423
2,264	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	117,161
10,617	Komatsu Ltd. (Industrials)	257,205
3,300	Konami Holdings Corp. (Information Technology)	139,804
71,792	Konica Minolta, Inc. (Information Technology)	694,917
7,575	Kose Corp. (Consumer Staples)	651,307
5,052	Kubota Corp. (Industrials)	80,712
11,571	Kuraray Co. Ltd. (Materials)	176,329
5,062	Kurita Water Industries Ltd. (Industrials)	121,251
3,519	Kyocera Corp. (Information Technology)	194,310
9,604	Lawson, Inc. (Consumer Staples)(a)	665,246
6,661	LINE Corp. (Information Technology)*(a)	230,398
35,418	Lion Corp. (Consumer Staples)	614,121
19,110	M3, Inc. (Health Care)	486,781
1,090	Makita Corp. (Industrials)	75,794
41,661	Marubeni Corp. (Industrials)	270,628
6,496	Maruichi Steel Tube Ltd. (Materials)	206,402
31,247	Mazda Motor Corp. (Consumer Discretionary)	440,142
7,908	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	226,175
8,006	Medipal Holdings Corp. (Health Care)	132,593
11,343	MEIJI Holdings Co. Ltd. (Consumer Staples)	910,400
6,431	Miraca Holdings, Inc. (Health Care)	309,235
10,961	MISUMI Group, Inc. (Industrials)	192,309
82,089	Mitsubishi Chemical Holdings Corp. (Materials)	632,955
31,052	Mitsubishi Corp. (Industrials)	703,412
22,836	Mitsubishi Electric Corp. (Industrials)	336,259
6,980	Mitsubishi Estate Co. Ltd. (Real Estate)	136,936
23,212	Mitsubishi Gas Chemical Co., Inc. (Materials)	490,858
3,163	Mitsubishi Materials Corp. (Materials)	105,447
15,703	Mitsubishi Tanabe Pharma Corp. (Health Care)	324,207
164,319	Mitsubishi UFJ Financial Group, Inc. (Financials)	1,084,445
81,288	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	451,176
40,818	Mitsui & Co. Ltd. (Industrials)	627,127
24,399	Mitsui Chemicals, Inc. (Materials)	124,519

Common Stocks – (continued)
Japan – (continued)
3,840	Mitsui Fudosan Co. Ltd. (Real Estate)	87,278
216,903	Mitsui OSK Lines Ltd. (Industrials)	719,230
17,672	Mixi, Inc. (Information Technology)	769,206
460,299	Mizuho Financial Group, Inc. (Financials)	862,714
1,664	Murata Manufacturing Co. Ltd. (Information Technology)	240,189
3,940	Nabtesco Corp. (Industrials)	110,046
78,303	Nagoya Railroad Co. Ltd. (Industrials)	360,424
10,070	NH Foods Ltd. (Consumer Staples)	269,469
2,194	Nidec Corp. (Industrials)	205,703
27,277	Nikon Corp. (Consumer Discretionary)	418,596
1,070	Nintendo Co. Ltd. (Information Technology)	224,740
11,355	Nippon Electric Glass Co. Ltd. (Information Technology)	70,839
49,835	Nippon Express Co. Ltd. (Industrials)	258,339
3,098	Nippon Paint Holdings Co. Ltd. (Materials)	100,373
89	Nippon Prologis REIT, Inc. REIT (Real Estate)	192,104
18,191	Nippon Steel & Sumitomo Metal Corp. (Materials)	449,308
17,569	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	746,037
5,804	Nissan Chemical Industries Ltd. (Materials)	187,786
14,815	Nissan Motor Co. Ltd. (Consumer Discretionary)	146,449
10,399	Nisshin Seifun Group, Inc. (Consumer Staples)	156,982
2,316	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	130,202
9,943	Nitori Holdings Co. Ltd. (Consumer Discretionary)	1,162,394
1,150	Nitto Denko Corp. (Materials)	97,234
11,000	Nomura Holdings, Inc. (Financials)	71,701
6,272	Nomura Real Estate Holdings, Inc. (Real Estate)	106,846
180	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	270,760
3,995	Nomura Research Institute Ltd. (Information Technology)	138,540
6,564	NTT Data Corp. (Information Technology)	310,937
24,312	NTT DOCOMO, Inc. (Telecommunication Services)	579,524
13,657	Obayashi Corp. (Industrials)	127,434
2,637	Obic Co. Ltd. (Information Technology)	123,265
6,552	Odakyu Electric Railway Co. Ltd. (Industrials)	130,003
32,871	Oji Holdings Corp. (Materials)	158,061

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
7,377	Olympus Corp. (Health Care)	$262,087
9,523	Omron Corp. (Information Technology)	411,102
6,750	Oracle Corp. Japan (Information Technology)	394,557
2,449	Oriental Land Co. Ltd. (Consumer Discretionary)	138,161
23,779	ORIX Corp. (Financials)	371,397
47,018	Osaka Gas Co. Ltd. (Utilities)	182,046
11,716	Otsuka Holdings Co. Ltd. (Health Care)	535,197
32,549	Panasonic Corp. (Consumer Discretionary)	358,698
12,449	Park24 Co. Ltd. (Industrials)	351,044
7,252	Pola Orbis Holdings, Inc. (Consumer Staples)	695,482
18,656	Recruit Holdings Co. Ltd. (Industrials)	918,752
61,848	Resona Holdings, Inc. (Financials)	346,594
9,574	Ricoh Co. Ltd. (Information Technology)	83,773
1,219	Rinnai Corp. (Consumer Discretionary)	98,710
1,124	Rohm Co. Ltd. (Information Technology)	72,934
2,753	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	584,384
3,212	Sankyo Co. Ltd. (Consumer Discretionary)	114,115
21,069	SBI Holdings, Inc. (Financials)	296,022
2,830	Secom Co. Ltd. (Industrials)	207,030
6,527	Sega Sammy Holdings, Inc. (Consumer Discretionary)	96,431
14,767	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	244,830
7,609	Sekisui House Ltd. (Consumer Discretionary)	122,107
13,952	Seven & i Holdings Co. Ltd. (Consumer Staples)	548,678
24,547	Seven Bank Ltd. (Financials)(a)	76,569
110,279	Sharp Corp. (Consumer Discretionary)*(a)	328,220
10,402	Shimadzu Corp. (Information Technology)	170,229
2,659	Shimamura Co. Ltd. (Consumer Discretionary)	345,550
898	Shimano, Inc. (Consumer Discretionary)	133,233
12,347	Shimizu Corp. (Industrials)	113,775
4,800	Shin-Etsu Chemical Co. Ltd. (Materials)	407,690
100,643	Shinsei Bank Ltd. (Financials)	184,402
6,827	Shionogi & Co. Ltd. (Health Care)	335,477
29,751	Shiseido Co. Ltd. (Consumer Staples)	785,755
19,195	Showa Shell Sekiyu KK (Energy)	194,206

Common Stocks – (continued)
Japan – (continued)
8,799	SoftBank Group Corp. (Telecommunication Services)	657,615
3,895	Sompo Holdings, Inc. (Financials)	146,143
19,842	Sony Corp. (Consumer Discretionary)	616,798
2,887	Stanley Electric Co. Ltd. (Consumer Discretionary)	81,667
48,512	Start Today Co. Ltd. (Consumer Discretionary)	1,018,065
44,916	Sumitomo Chemical Co. Ltd. (Materials)	251,306
35,468	Sumitomo Corp. (Industrials)	478,518
16,547	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	293,272
8,429	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	137,828
9,764	Sumitomo Heavy Industries Ltd. (Industrials)	69,378
24,407	Sumitomo Mitsui Financial Group, Inc. (Financials)	954,815
21,427	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	355,058
4,232	Sundrug Co. Ltd. (Consumer Staples)	279,523
9,497	Suntory Beverage & Food Ltd. (Consumer Staples)	399,793
15,773	Suzuken Co. Ltd. (Health Care)	535,705
4,601	Suzuki Motor Corp. (Consumer Discretionary)	180,693
13,711	Sysmex Corp. (Health Care)	795,320
4,555	T&D Holdings, Inc. (Financials)	70,166
33,722	Taiheiyo Cement Corp. (Materials)	119,053
23,838	Taisei Corp. (Industrials)	167,890
1,996	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	163,234
21,035	Takashimaya Co. Ltd. (Consumer Discretionary)	190,074
8,062	Takeda Pharmaceutical Co. Ltd. (Health Care)	376,277
10,450	Teijin Ltd. (Materials)	200,715
5,152	Terumo Corp. (Health Care)	179,354
32,498	Tobu Railway Co. Ltd. (Industrials)	167,014
3,932	Toho Co. Ltd. (Consumer Discretionary)	111,755
41,093	Toho Gas Co. Ltd. (Utilities)	296,761
13,398	Tohoku Electric Power Co., Inc. (Utilities)	172,677
5,138	Tokio Marine Holdings, Inc. (Financials)	225,891
3,818	Tokyo Electron Ltd. (Information Technology)	382,534
44,895	Tokyo Gas Co. Ltd. (Utilities)	204,562
6,230	Tokyo Tatemono Co. Ltd. (Real Estate)	88,256
19,392	Tokyu Corp. (Industrials)	144,203
20,163	TonenGeneral Sekiyu KK (Energy)	242,385

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
17,989	Toppan Printing Co. Ltd. (Industrials)	$182,004
21,065	Toray Industries, Inc. (Materials)	189,215
58,413	Toshiba Corp. (Industrials)*	108,697
3,513	TOTO Ltd. (Industrials)	135,798
6,530	Toyo Seikan Group Holdings Ltd. (Materials)	118,770
4,201	Toyo Suisan Kaisha Ltd. (Consumer Staples)	154,696
9,440	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	241,642
25,206	Toyota Motor Corp. (Consumer Discretionary)	1,433,938
10,706	Toyota Tsusho Corp. (Industrials)	320,553
2,695	Trend Micro, Inc. (Information Technology)	118,509
3,010	Tsuruha Holdings, Inc. (Consumer Staples)	279,787
21,103	Unicharm Corp. (Consumer Staples)	476,249
128	United Urban Investment Corp. REIT (Real Estate)	199,748
1,465	West Japan Railway Co. (Industrials)	97,379
2,280	Yakult Honsha Co. Ltd. (Consumer Staples)	124,917
57,244	Yamada Denki Co. Ltd. (Consumer Discretionary)(a)	293,165
15,897	Yamaguchi Financial Group, Inc. (Financials)	184,140
55,824	Yamazaki Baking Co. Ltd. (Consumer Staples)	1,124,114
4,372	Yaskawa Electric Corp. (Information Technology)	82,294
9,826	Yokogawa Electric Corp. (Information Technology)	153,601
12,833	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	256,236

		76,791,001

Luxembourg – 0.3%
32,287	ArcelorMittal (Materials)*	285,101
6,647	RTL Group SA (Consumer Discretionary)*	512,922
5,773	SES SA (Consumer Discretionary)	118,179
8,121	Tenaris SA (Energy)	134,014

		1,050,216

Macau – 0.0%
40,417	MGM China Holdings Ltd. (Consumer Discretionary)	73,623
41,016	Wynn Macau Ltd. (Consumer Discretionary)	73,129

		146,752

Mexico – 0.1%
11,430	Fresnillo PLC (Materials)	211,361

Common Stocks – (continued)
Netherlands – 3.1%
4,597	ABN AMRO Group NV (Financials)(b)	105,511
2,401	Akzo Nobel NV (Materials)	161,523
3,300	Altice NV, Class A (Consumer Discretionary)*	69,798
4,143	ASML Holding NV (Information Technology)	503,849
10,484	Boskalis Westminster (Industrials)	383,226
15,747	EXOR NV (Financials)	748,456
4,169	Gemalto NV (Information Technology)	251,667
10,498	Heineken Holding NV (Consumer Staples)	799,714
5,457	Heineken NV (Consumer Staples)	451,712
60,233	ING Groep NV (Financials)	833,007
60,266	Koninklijke Ahold Delhaize NV (Consumer Staples)	1,284,615
5,017	Koninklijke DSM NV (Materials)	330,526
57,622	Koninklijke KPN NV (Telecommunication Services)	163,176
13,807	Koninklijke Philips NV (Industrials)	418,646
2,960	Koninklijke Vopak NV (Energy)	125,544
15,072	NN Group NV (Financials)	469,655
2,637	NXP Semiconductors NV (Information Technology)*	271,110
10,619	Randstad Holding NV (Industrials)	619,591
52,486	Royal Dutch Shell PLC, Class A (Energy)	1,358,196
42,134	Royal Dutch Shell PLC, Class B (Energy)	1,139,600
13,333	Wolters Kluwer NV (Industrials)	547,792

		11,036,914

New Zealand – 0.2%
28,054	Auckland International Airport Ltd. (Industrials)	148,929
18,323	Fletcher Building Ltd. (Materials)	128,015
31,354	Mercury NZ Ltd. (Utilities)	71,432
54,196	Meridian Energy Ltd. (Utilities)	105,832
16,631	Ryman Healthcare Ltd. (Health Care)	106,692
60,725	Spark New Zealand Ltd. (Telecommunication Services)	157,671

		718,571

Norway – 0.6%
14,193	DNB ASA (Financials)	233,512
12,838	Gjensidige Forsikring ASA (Financials)	201,387
20,629	Marine Harvest ASA (Consumer Staples)*	361,862
62,999	Norsk Hydro ASA (Materials)	357,836
17,119	Orkla ASA (Consumer Staples)	151,068
15,029	Schibsted ASA, Class A (Consumer Discretionary)	397,783
15,824	Schibsted ASA, Class B (Consumer Discretionary)	385,312

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
9,068	Telenor ASA (Telecommunication Services)	$148,324
2,200	Yara International ASA (Materials)	83,790

		2,320,874

Portugal – 0.3%
166,852	EDP – Energias de Portugal SA (Utilities)	517,529
11,028	Galp Energia SGPS SA (Energy)	162,768
22,576	Jeronimo Martins SGPS SA (Consumer Staples)	364,157

		1,044,454

Singapore – 1.4%
124,426	CapitaLand Commercial Trust REIT (Real Estate)	138,790
67,828	CapitaLand Mall Trust REIT (Real Estate)	95,543
11,521	City Developments Ltd. (Real Estate)	78,012
51,298	DBS Group Holdings Ltd. (Financials)	687,005
16,076	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	490,941
117,626	Oversea-Chinese Banking Corp. Ltd. (Financials)	795,640
46,741	SATS Ltd. (Industrials)	167,105
125,236	Singapore Exchange Ltd. (Financials)	671,603
29,180	Singapore Technologies Engineering Ltd. (Industrials)	76,782
61,001	Singapore Telecommunications Ltd. (Telecommunication Services)	171,852
231,142	StarHub Ltd. (Telecommunication Services)	475,985
84,926	Suntec Real Estate Investment Trust REIT (Real Estate)	105,053
26,386	United Overseas Bank Ltd. (Financials)	405,634
203,219	Wilmar International Ltd. (Consumer Staples)	528,917

		4,888,862

South Africa – 0.2%
16,084	Investec PLC (Financials)	115,786
40,665	Mediclinic International PLC (Health Care)(a)	375,225
10,209	Mondi PLC (Materials)	238,710

		729,721

Spain – 2.9%
9,364	Abertis Infraestructuras SA (Industrials)	137,711
32,317	ACS Actividades de Construccion y Servicios SA (Industrials)	1,017,324
2,399	Aena SA (Industrials)(b)	344,139

Common Stocks – (continued)
Spain – (continued)
18,255	Amadeus IT Group SA (Information Technology)	851,659
42,460	Banco Bilbao Vizcaya Argentaria SA (Financials)	278,739
234,716	Banco de Sabadell SA (Financials)	346,180
231,841	Banco Santander SA (Financials)	1,269,710
9,228	Bankinter SA (Financials)	71,375
30,111	CaixaBank SA (Financials)	105,523
115,084	Distribuidora Internacional de Alimentacion SA (Consumer Staples)	640,913
7,251	Enagas SA (Energy)	178,715
13,426	Endesa SA (Utilities)	286,685
8,092	Ferrovial SA (Industrials)	153,957
6,388	Gas Natural SDG SA (Utilities)	124,727
8,551	Grifols SA (Health Care)	187,586
144,876	Iberdrola SA (Utilities)	965,852
30,926	Industria de Diseno Textil SA (Consumer Discretionary)	996,375
151,172	Mapfre SA (Financials)	469,216
10,819	Red Electrica Corp. SA (Utilities)	195,954
67,321	Repsol SA (Energy)	1,001,494
46,206	Telefonica SA (Telecommunication Services)	473,751
30,192	Zardoya Otis SA (Industrials)	241,898

		10,339,483

Sweden – 2.4%
6,060	Alfa Laval AB (Industrials)	109,946
18,389	Assa Abloy AB, Class B (Industrials)	358,541
16,476	Atlas Copco AB, Class A (Industrials)	540,770
6,694	Atlas Copco AB, Class B (Industrials)	198,451
12,781	Boliden AB (Materials)	391,111
15,766	Electrolux AB, Series B (Consumer Discretionary)	419,085
13,496	Getinge AB, Class B (Health Care)	229,572
42,287	Hennes & Mauritz AB, Class B (Consumer Discretionary)	1,120,297
4,976	Hexagon AB, Class B (Information Technology)	201,444
18,407	Husqvarna AB, Class B (Consumer Discretionary)	158,088
6,561	ICA Gruppen AB (Consumer Staples)	213,594
10,770	Industrivarden AB, Class C (Financials)	213,696
6,157	Investor AB, Class B (Financials)	244,742
4,188	Kinnevik AB, Class B (Financials)	113,509
4,419	L E Lundbergforetagen AB, Class B (Financials)	287,281
34,160	Nordea Bank AB (Financials)	401,291
21,776	Sandvik AB (Industrials)	296,915
36,488	Securitas AB, Class B (Industrials)	558,284
12,728	Skandinaviska Enskilda Banken AB, Class A (Financials)	145,988

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
8,548	Skanska AB, Class B (Industrials)	$204,250
3,689	SKF AB, Class B (Industrials)	70,411
5,159	Svenska Cellulosa AB SCA, Class B (Consumer Staples)	158,902
24,178	Svenska Handelsbanken AB, Class A (Financials)	337,183
12,847	Swedbank AB, Class A (Financials)	317,956
12,839	Swedish Match AB (Consumer Staples)	400,869
12,987	Tele2 AB, Class B (Telecommunication Services)	116,442
24,167	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	157,647
64,716	Telia Co. AB (Telecommunication Services)	260,696
19,992	Volvo AB, Class B (Industrials)	261,714

		8,488,675

Switzerland – 9.7%
32,259	ABB Ltd. (Industrials)*	731,863
6,452	Actelion Ltd. (Health Care)*	1,741,450
4,528	Adecco Group AG (Industrials)	326,448
31,679	Aryzta AG (Consumer Staples)*	1,027,444
1,675	Baloise Holding AG (Financials)	218,606
283	Barry Callebaut AG (Consumer Staples)*	367,085
35	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	199,036
5,870	Cie Financiere Richemont SA (Consumer Discretionary)	433,751
26,527	Coca-Cola HBC AG (Consumer Staples)*	642,049
1,136	Dufry AG (Consumer Discretionary)*	164,368
1,380	EMS-Chemie Holding AG (Materials)	787,528
219	Galenica AG (Health Care)	257,608
931	Geberit AG (Industrials)	404,027
166	Givaudan SA (Materials)	302,345
527,889	Glencore PLC (Materials)*	2,115,563
2,767	Julius Baer Group Ltd. (Financials)*	135,801
8,151	Kuehne + Nagel International AG (Industrials)	1,163,905
2,552	LafargeHolcim Ltd. (Materials)*	145,636
3,197	Lonza Group AG (Health Care)*	590,589
68,081	Nestle SA (Consumer Staples)	5,047,695
44,570	Novartis AG (Health Care)*	3,489,229
3,865	Pargesa Holding SA (Financials)	255,685
2,571	Partners Group Holding AG (Financials)	1,349,104
15,539	Roche Holding AG (Health Care)	3,796,888
1,629	Schindler Holding AG (Industrials)	312,478
1,655	Schindler Holding AG Participation Certificates (Industrials)	320,936
309	SGS SA (Industrials)	658,760
79	Sika AG (Materials)	446,098

Common Stocks – (continued)
Switzerland – (continued)
3,443	Sonova Holding AG (Health Care)	453,474
61,577	STMicroelectronics NV (Information Technology)	942,217
1,714	Swatch Group AG (The) – Bearer (Consumer Discretionary)	571,476
6,692	Swatch Group AG (The) – Registered (Consumer Discretionary)	435,353
1,987	Swiss Life Holding AG (Financials)*	626,983
2,427	Swiss Prime Site AG (Real Estate)*	211,328
9,072	Swiss Re AG (Financials)	813,486
423	Swisscom AG (Telecommunication Services)	186,780
967	Syngenta AG (Materials)	417,622
42,294	UBS Group AG (Financials)	653,341
18,589	Wolseley PLC (Industrials)	1,136,945
2,451	Zurich Insurance Group AG (Financials)*	678,678

		34,559,658

United Kingdom – 13.3%
91,575	3i Group PLC (Financials)	784,587
48,018	Admiral Group PLC (Financials)	1,092,296
57,265	Anglo American PLC (Materials)*	905,366
9,941	Ashtead Group PLC (Industrials)	204,857
5,198	Associated British Foods PLC (Consumer Staples)	169,407
24,714	AstraZeneca PLC (Health Care)	1,428,221
124,247	Auto Trader Group PLC (Information Technology)(b)	611,030
29,961	Aviva PLC (Financials)	185,672
43,114	BAE Systems PLC (Industrials)	338,002
163,293	Barclays PLC (Financials)	460,252
76,755	Barratt Developments PLC (Consumer Discretionary)	488,554
283,269	BP PLC (Energy)	1,598,764
31,212	British American Tobacco PLC (Consumer Staples)	1,973,083
15,848	British Land Co. PLC (The) REIT (Real Estate)	121,779
68,504	BT Group PLC (Telecommunication Services)	278,841
7,196	Bunzl PLC (Industrials)	201,929
47,668	Burberry Group PLC (Consumer Discretionary)	1,023,830
69,381	Centrica PLC (Utilities)	195,900
18,460	CNH Industrial NV (Industrials)	171,833
41,356	Compass Group PLC (Consumer Discretionary)	770,922
6,643	Croda International PLC (Materials)	289,990
2,410	DCC PLC (Industrials)	205,882
33,527	Diageo PLC (Consumer Staples)	946,232
115,075	Direct Line Insurance Group PLC (Financials)	491,890
43,634	Dixons Carphone PLC (Consumer Discretionary)	164,523

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
49,232	Fiat Chrysler Automobiles NV (Consumer Discretionary)*	$540,403
37,473	G4S PLC (Industrials)	122,221
16,540	GKN PLC (Consumer Discretionary)	74,076
81,193	GlaxoSmithKline PLC (Health Care)	1,665,083
27,040	Hammerson PLC REIT (Real Estate)	198,022
53,186	Hargreaves Lansdown PLC (Financials)	883,565
340,450	HSBC Holdings PLC (Financials)	2,738,936
8,132	IMI PLC (Industrials)	125,582
18,707	Imperial Brands PLC (Consumer Staples)	882,972
11,490	Inmarsat PLC (Telecommunication Services)	101,732
7,299	InterContinental Hotels Group PLC (Consumer Discretionary)	344,786
71,604	International Consolidated Airlines Group SA (Industrials)	477,975
5,129	Intertek Group PLC (Industrials)	225,112
47,097	Intu Properties PLC REIT (Real Estate)	168,145
53,897	ITV PLC (Consumer Discretionary)	135,816
86,700	J Sainsbury PLC (Consumer Staples)	288,712
5,929	Johnson Matthey PLC (Materials)	226,063
141,241	Kingfisher PLC (Consumer Discretionary)	578,603
14,279	Land Securities Group PLC REIT (Real Estate)	189,415
166,918	Legal & General Group PLC (Financials)	515,751
213,733	Lloyds Banking Group PLC (Financials)	182,641
2,015	London Stock Exchange Group PLC (Financials)	77,180
110,390	Marks & Spencer Group PLC (Consumer Discretionary)	459,912
37,065	Meggitt PLC (Industrials)	217,012
39,043	Merlin Entertainments PLC (Consumer Discretionary)(b)	239,039
36,624	National Grid PLC (Utilities)	445,495
11,327	Next PLC (Consumer Discretionary)	539,428
52,513	Old Mutual PLC (Financials)	142,522
13,608	Persimmon PLC (Consumer Discretionary)	349,006
13,567	Petrofac Ltd. (Energy)	150,510
14,518	Provident Financial PLC (Financials)	527,533
42,708	Prudential PLC (Financials)	854,320
12,602	Reckitt Benckiser Group PLC (Consumer Staples)	1,146,506
32,032	RELX NV (Industrials)	569,442
22,289	RELX PLC (Industrials)	417,433
3,838	Rio Tinto Ltd. (Materials)	182,923
15,955	Rio Tinto PLC (Materials)	654,600
19,380	Rolls-Royce Holdings PLC (Industrials)*	189,797
175,260	Royal Mail PLC (Industrials)	904,216

Common Stocks – (continued)
United Kingdom – (continued)
34,863	RSA Insurance Group PLC (Financials)	259,867
107,549	Sage Group PLC (The) (Information Technology)	864,568
8,599	Schroders PLC (Financials)	328,829
51,558	Segro PLC REIT (Real Estate)	316,816
9,615	Severn Trent PLC (Utilities)	279,739
39,106	Sky PLC (Consumer Discretionary)	485,418
38,338	Smith & Nephew PLC (Health Care)	577,741
14,940	Smiths Group PLC (Industrials)	277,940
17,137	SSE PLC (Utilities)	328,623
9,719	St James’s Place PLC (Financials)	127,595
28,603	Standard Chartered PLC (Financials)*	257,128
15,532	Standard Life PLC (Financials)	71,263
33,821	Tate & Lyle PLC (Consumer Staples)	313,126
421,962	Tesco PLC (Consumer Staples)*	989,269
32,189	Unilever NV (Consumer Staples)	1,526,013
32,682	Unilever PLC (Consumer Staples)	1,553,168
21,643	United Utilities Group PLC (Utilities)	263,535
347,416	Vodafone Group PLC (Telecommunication Services)	872,863
7,375	Weir Group PLC (The) (Industrials)	172,811
2,320	Whitbread PLC (Consumer Discretionary)	110,428
199,362	William Hill PLC (Consumer Discretionary)	654,699
500,811	Wm Morrison Supermarkets PLC (Consumer Staples)	1,511,906
45,424	Worldpay Group PLC (Information Technology)(b)	153,411
52,186	WPP PLC (Consumer Discretionary)	1,231,917

		47,364,800

United States – 0.7%
5,712	Carnival PLC (Consumer Discretionary)	312,682
16,331	QIAGEN NV (Health Care)*	466,804
13,677	Shire PLC (Health Care)	826,134
1,251	Taro Pharmaceutical Industries Ltd. (Health Care)*(a)	150,008
9,373	Thomson Reuters Corp. (Financials)	397,439
33,804	Valeant Pharmaceuticals International, Inc. (Health Care)*	482,130

		2,635,197

TOTAL COMMON STOCKS
(Cost $332,048,706)		$353,453,460

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

Shares	Description	Value
Preferred Stocks – 0.4%
Germany – 0.4%
998	Bayerische Motoren Werke AG (Consumer Discretionary)	$74,647
15,197	FUCHS PETROLUB SE (Materials)	705,844
4,683	Henkel AG & Co KGaA (Consumer Staples)	586,689
480	Volkswagen AG (Consumer Discretionary)	71,253

TOTAL PREFERRED STOCKS
(Cost $1,331,223)		$1,438,433

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $333,379,929)		$354,891,893

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle – 1.1%(c)(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,875,683	0.47%	$3,875,683
(Cost $3,875,683)

TOTAL INVESTMENTS – 100.8%
(Cost $337,255,612)		$358,767,576

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(2,923,957)

NET ASSETS – 100.0%		$355,843,619

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,513,767, which represents approximately 1.0% of net assets as of February 28, 2017.
(c)	Represents an affiliated issuer.
(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2017.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

February 28, 2017 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Consumer Discretionary – 20.4%
1,058	ABC-Mart, Inc.	$64,018
1,006	Aisin Seiki Co. Ltd.	50,172
3,000	Asics Corp.	53,117
6,358	Bandai Namco Holdings, Inc.	183,833
2,370	Benesse Holdings, Inc.	73,185
6,883	Bridgestone Corp.	275,665
4,017	Casio Computer Co. Ltd.	54,465
2,835	Denso Corp.	126,490
1,359	Dentsu, Inc.	75,551
783	Don Quijote Holdings Co. Ltd.	27,853
492	Fast Retailing Co. Ltd.	156,063
6,301	Fuji Heavy Industries Ltd.	236,925
2,820	Hakuhodo DY Holdings, Inc.	34,807
993	Hikari Tsushin, Inc.	97,627
16,215	Honda Motor Co. Ltd.	505,645
11,811	Iida Group Holdings Co. Ltd.	200,571
2,177	Isetan Mitsukoshi Holdings Ltd.	27,999
1,943	Isuzu Motors Ltd.	26,110
1,486	J Front Retailing Co. Ltd.	22,924
1,217	Koito Manufacturing Co. Ltd.	62,979
1,255	Marui Group Co. Ltd.	17,409
15,415	Mazda Motor Corp.	217,134
2,833	McDonald’s Holdings Co. Japan Ltd.	81,026
1,702	Mitsubishi Motors Corp.	11,059
537	NGK Spark Plug Co. Ltd.	12,205
8,137	Nikon Corp.	124,871
14,162	Nissan Motor Co. Ltd.	139,994
1,493	Nitori Holdings Co. Ltd.	174,540
1,177	Oriental Land Co. Ltd.	66,401
20,565	Panasonic Corp.	226,631
2,312	Rakuten, Inc.	22,999
566	Rinnai Corp.	45,832
510	Ryohin Keikaku Co. Ltd.	108,259
854	Sankyo Co. Ltd.	30,341
3,804	Sega Sammy Holdings, Inc.	56,201
7,991	Sekisui Chemical Co. Ltd.	132,487
2,876	Sekisui House Ltd.	46,153
32,155	Sharp Corp.*(a)	95,702
790	Shimamura Co. Ltd.	102,664
525	Shimano, Inc.	77,892
11,598	Sony Corp.	360,530
1,729	Stanley Electric Co. Ltd.	48,910
7,728	Start Today Co. Ltd.	162,179
4,173	Sumitomo Electric Industries Ltd.	68,235
10,652	Sumitomo Rubber Industries Ltd.	176,510
3,415	Suzuki Motor Corp.	134,115
4,829	Takashimaya Co. Ltd.	43,635
1,656	Toho Co. Ltd.	47,067
1,139	Toyoda Gosei Co. Ltd.	29,156
433	Toyota Industries Corp.	21,208
24,067	Toyota Motor Corp.	1,369,142
1,307	USS Co Ltd.	22,475
44,851	Yamada Denki Co. Ltd.(a)	229,697
1,828	Yamaha Corp.	47,822
1,686	Yamaha Motor Co. Ltd.	39,164
4,378	Yokohama Rubber Co. Ltd. (The)	87,415

		7,033,059

Common Stocks – (continued)
Consumer Staples – 10.6%
7,971	Aeon Co. Ltd.(a)	119,332
5,366	Ajinomoto Co., Inc.	109,061
6,186	Asahi Group Holdings Ltd.	219,442
1,920	Calbee, Inc.	65,381
2,034	FamilyMart UNY Holdings Co. Ltd.(a)	124,711
9,630	Japan Tobacco, Inc.	323,367
5,765	Kao Corp.	298,903
2,462	Kikkoman Corp.	74,486
14,418	Kirin Holdings Co. Ltd.	249,224
890	Kose Corp.	76,523
2,020	Lawson, Inc.(a)	139,920
6,840	Lion Corp.	118,600
1,900	MEIJI Holdings Co. Ltd.	152,496
3,459	NH Foods Ltd.	92,562
6,125	Nisshin Seifun Group, Inc.	92,462
1,064	Nissin Foods Holdings Co. Ltd.	59,816
1,418	Pola Orbis Holdings, Inc.	135,989
8,681	Seven & i Holdings Co. Ltd.	341,390
5,745	Shiseido Co. Ltd.	151,731
1,369	Sundrug Co. Ltd.	90,422
3,700	Suntory Beverage & Food Ltd.	155,758
2,279	Toyo Suisan Kaisha Ltd.	83,921
997	Tsuruha Holdings, Inc.	92,674
3,824	Unicharm Corp.	86,299
941	Yakult Honsha Co. Ltd.	51,556
7,348	Yamazaki Baking Co. Ltd.	147,965

		3,653,991

Energy – 2.3%
9,275	Idemitsu Kosan Co. Ltd.	300,089
2,537	Inpex Corp.	25,305
64,364	JX Holdings, Inc.	307,827
5,365	Showa Shell Sekiyu KK	54,281
9,591	TonenGeneral Sekiyu KK	115,296

		802,798

Financials – 12.0%
1,704	Acom Co. Ltd.*	7,158
1,567	AEON Financial Service Co. Ltd.	30,448
15,896	Aozora Bank Ltd.	59,813
1,062	Bank of Kyoto Ltd. (The)	8,685
2,458	Chiba Bank Ltd. (The)	17,246
1,026	Chugoku Bank Ltd. (The)	16,433
4,652	Concordia Financial Group Ltd.	24,856
1,088	Credit Saison Co. Ltd.	20,722
9,483	Dai-ichi Life Holdings, Inc.	179,048
10,822	Daiwa Securities Group, Inc.	68,897
2,371	Fukuoka Financial Group, Inc.	11,104
2,573	Hachijuni Bank Ltd. (The)	16,328
2,465	Hiroshima Bank Ltd. (The)	11,699
6,240	Japan Exchange Group, Inc.	86,613
1,998	Japan Post Bank Co. Ltd.	25,143
2,125	Japan Post Holdings Co. Ltd.	27,368
1,373	Kyushu Financial Group, Inc.	9,437
17,499	Mebuki Financial Group, Inc.	77,419
114,251	Mitsubishi UFJ Financial Group, Inc.	754,015

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
32,925	Mitsubishi UFJ Lease & Finance Co. Ltd.	$182,745
235,304	Mizuho Financial Group, Inc.	441,017
3,896	MS&AD Insurance Group Holdings, Inc.	132,287
14,960	Nomura Holdings, Inc.	97,514
16,770	ORIX Corp.	261,926
27,903	Resona Holdings, Inc.	156,367
5,039	SBI Holdings, Inc.	70,799
12,860	Seven Bank Ltd.(a)	40,114
7,903	Shinsei Bank Ltd.	14,480
2,059	Shizuoka Bank Ltd. (The)	18,145
3,297	Sompo Holdings, Inc.	123,706
817	Sony Financial Holdings, Inc.	14,414
13,996	Sumitomo Mitsui Financial Group, Inc.	547,531
3,066	Sumitomo Mitsui Trust Holdings, Inc.	110,407
3,222	Suruga Bank Ltd.	71,706
5,334	T&D Holdings, Inc.	82,166
6,618	Tokio Marine Holdings, Inc.	290,959
2,892	Yamaguchi Financial Group, Inc.	33,499

		4,142,214

Health Care – 8.9%
9,718	Alfresa Holdings Corp.	175,625
22,341	Astellas Pharma, Inc.	301,913
1,682	Chugai Pharmaceutical Co. Ltd.	56,300
504	CYBERDYNE, Inc.*	7,928
9,304	Daiichi Sankyo Co. Ltd.	212,923
2,092	Eisai Co. Ltd.	117,815
1,400	Hisamitsu Pharmaceutical Co., Inc.	75,578
5,062	Hoya Corp.	230,015
4,825	Kyowa Hakko Kirin Co. Ltd.	72,492
3,456	M3, Inc.	88,033
4,221	Medipal Holdings Corp.	69,907
2,295	Miraca Holdings, Inc.	110,355
3,792	Mitsubishi Tanabe Pharma Corp.	78,290
3,051	Olympus Corp.	108,395
2,045	Ono Pharmaceutical Co. Ltd.	45,466
5,060	Otsuka Holdings Co. Ltd.	231,145
3,787	Santen Pharmaceutical Co. Ltd.	54,494
3,924	Shionogi & Co. Ltd.	192,824
7,876	Sumitomo Dainippon Pharma Co. Ltd.	139,591
3,230	Suzuken Co. Ltd.	109,702
1,903	Sysmex Corp.	110,385
870	Taisho Pharmaceutical Holdings Co. Ltd.	71,149
5,883	Takeda Pharmaceutical Co. Ltd.	274,577
3,944	Terumo Corp.	137,301

		3,072,203

Industrials – 18.0%
4,846	Amada Holdings Co. Ltd.	55,007
12,894	ANA Holdings, Inc.	38,699
10,552	Asahi Glass Co. Ltd.	86,578
1,212	Central Japan Railway Co.	199,102
3,381	Dai Nippon Printing Co. Ltd.	36,927
2,307	Daikin Industries Ltd.	219,906
2,302	East Japan Railway Co.	208,936
1,230	FANUC Corp.	243,230

Common Stocks – (continued)
Industrials – (continued)
9,692	Fuji Electric Co. Ltd.	53,794
1,708	Hankyu Hanshin Holdings, Inc.	57,399
709	Hino Motors Ltd.	8,270
3,223	Hitachi Construction Machinery Co. Ltd.	75,300
907	Hoshizaki Corp.	72,148
29,915	IHI Corp.*	93,580
16,081	ITOCHU Corp.	233,773
1,293	Japan Airlines Co. Ltd.	42,401
1,037	Japan Airport Terminal Co. Ltd.	36,379
826	JGC Corp.	14,891
10,455	Kajima Corp.	68,401
3,438	Kamigumi Co. Ltd.	32,357
5,131	Keihan Holdings Co. Ltd.	32,560
6,381	Keikyu Corp.	70,491
4,289	Keio Corp.	33,849
1,213	Keisei Electric Railway Co. Ltd.	28,871
11,018	Kintetsu Group Holdings Co. Ltd.	41,065
7,103	Komatsu Ltd.	172,076
5,734	Kubota Corp.	91,608
1,142	Kurita Water Industries Ltd.	27,354
1,731	LIXIL Group Corp.	42,592
1,125	Makita Corp.	78,228
39,530	Marubeni Corp.	256,785
5,432	MISUMI Group, Inc.	95,303
18,612	Mitsubishi Corp.	421,612
17,318	Mitsubishi Electric Corp.	255,007
8,873	Mitsubishi Heavy Industries Ltd.	35,211
581	Mitsubishi Logistics Corp.	8,381
19,917	Mitsui & Co. Ltd.	306,005
43,530	Mitsui OSK Lines Ltd.	144,341
1,926	Nabtesco Corp.	53,794
18,182	Nagoya Railroad Co. Ltd.	83,691
679	NGK Insulators Ltd.	14,680
1,535	Nidec Corp.	143,917
14,541	Nippon Express Co. Ltd.	75,379
4,993	Nippon Yusen KK	11,067
1,200	NSK Ltd.	17,182
4,405	Obayashi Corp.	41,103
1,739	Odakyu Electric Railway Co. Ltd.	34,505
3,218	Park24 Co. Ltd.	90,743
5,009	Recruit Holdings Co. Ltd.	246,678
1,227	Secom Co. Ltd.	89,762
1,174	Seibu Holdings, Inc.	20,178
5,642	Shimizu Corp.	51,990
213	SMC Corp.	60,634
770	Sohgo Security Services Co. Ltd.	29,249
25,791	Sumitomo Corp.	347,960
6,041	Sumitomo Heavy Industries Ltd.	42,924
10,087	Taisei Corp.	71,042
917	THK Co. Ltd.	23,940
7,810	Tobu Railway Co. Ltd.	40,137
4,906	Tokyu Corp.	36,482
4,299	Toppan Printing Co. Ltd.	43,495
27,165	Toshiba Corp.*	50,550
2,861	TOTO Ltd.	110,594
8,697	Toyota Tsusho Corp.	260,401

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
585	West Japan Railway Co.	$38,885
2,105	Yamato Holdings Co. Ltd.	46,179

		6,195,558

Information Technology – 11.2%
865	Alps Electric Co. Ltd.	25,861
5,853	Brother Industries Ltd.	110,746
9,935	Canon, Inc.	291,341
2,072	DeNA Co. Ltd.	46,797
5,483	FUJIFILM Holdings Corp.	212,783
31,419	Fujitsu Ltd.	183,288
2,066	Hamamatsu Photonics KK	61,120
155	Hirose Electric Co. Ltd.	20,891
1,796	Hitachi High-Technologies Corp.	75,124
36,568	Hitachi Ltd.	202,246
5,520	Kakaku.com, Inc.	80,024
890	Keyence Corp.	345,707
3,000	Konami Holdings Corp.	127,095
12,567	Konica Minolta, Inc.	121,643
1,956	Kyocera Corp.	108,005
1,531	LINE Corp.*(a)	52,956
2,346	Mixi, Inc.	102,114
1,435	Murata Manufacturing Co. Ltd.	207,135
3,903	Nexon Co. Ltd.	65,163
683	Nintendo Co. Ltd.	143,455
7,383	Nippon Electric Glass Co. Ltd.	46,059
1,926	Nomura Research Institute Ltd.	66,791
2,744	NTT Data Corp.	129,983
586	Obic Co. Ltd.	27,392
3,118	Omron Corp.	134,602
1,399	Oracle Corp. Japan	81,776
1,499	Otsuka Corp.	76,501
7,251	Ricoh Co. Ltd.	63,447
671	Rohm Co. Ltd.	43,540
3,794	Seiko Epson Corp.	85,215
3,914	Shimadzu Corp.	64,053
365	TDK Corp.	24,924
1,773	Tokyo Electron Ltd.	177,641
1,612	Trend Micro, Inc.	70,886
9,480	Yahoo Japan Corp.	44,144
3,477	Yaskawa Electric Corp.	65,447
5,749	Yokogawa Electric Corp.	89,869

		3,875,764

Materials – 5.9%
2,620	Air Water, Inc.	49,948
12,712	Asahi Kasei Corp.	124,353
735	Daicel Corp.	8,954
2,505	Hitachi Chemical Co. Ltd.	70,861
1,061	JFE Holdings, Inc.	20,151
1,200	JSR Corp.	20,582
3,354	Kaneka Corp.	26,290
3,578	Kansai Paint Co. Ltd.	69,779
5,443	Kuraray Co. Ltd.	82,945
1,994	Maruichi Steel Tube Ltd.	63,357
23,598	Mitsubishi Chemical Holdings Corp.	181,955

Common Stocks – (continued)
Materials – (continued)
4,023	Mitsubishi Gas Chemical Co., Inc.	85,073
2,518	Mitsubishi Materials Corp.	83,945
21,536	Mitsui Chemicals, Inc.	109,908
1,529	Nippon Paint Holdings Co. Ltd.	49,539
4,266	Nippon Steel & Sumitomo Metal Corp.	105,368
2,900	Nissan Chemical Industries Ltd.	93,829
1,152	Nitto Denko Corp.	97,403
28,751	Oji Holdings Corp.	138,249
2,806	Shin-Etsu Chemical Co. Ltd.	238,329
7,763	Sumitomo Chemical Co. Ltd.	43,434
1,456	Sumitomo Metal Mining Co. Ltd.	20,314
12,574	Taiheiyo Cement Corp.	44,391
2,298	Teijin Ltd.	44,138
8,982	Toray Industries, Inc.	80,680
4,378	Toyo Seikan Group Holdings Ltd.	79,629

		2,033,404

Real Estate – 4.0%
1,062	Aeon Mall Co. Ltd.	16,373
1,299	Daito Trust Construction Co. Ltd.	182,511
5,650	Daiwa House Industry Co. Ltd.	155,737
33	Daiwa House REIT Investment Corp. REIT	86,124
1,733	Hulic Co. Ltd.	16,558
10	Japan Prime Realty Investment Corp. REIT	39,862
14	Japan Real Estate Investment Corp. REIT	77,454
21	Japan Retail Fund Investment Corp. REIT	42,419
6,089	Mitsubishi Estate Co. Ltd.	119,456
5,707	Mitsui Fudosan Co. Ltd.	129,713
12	Nippon Building Fund, Inc. REIT	67,355
17	Nippon Prologis REIT, Inc. REIT	36,694
3,168	Nomura Real Estate Holdings, Inc.	53,968
88	Nomura Real Estate Master Fund, Inc. REIT	132,372
2,722	Sumitomo Realty & Development Co. Ltd.	75,443
2,715	Tokyo Tatemono Co. Ltd.	38,462
8,110	Tokyu Fudosan Holdings Corp.	46,390
32	United Urban Investment Corp. REIT	49,937

		1,366,828

Telecommunication Services – 4.1%
14,903	KDDI Corp.	391,472
6,478	Nippon Telegraph & Telephone Corp.	275,077
11,539	NTT DOCOMO, Inc.	275,055
6,422	SoftBank Group Corp.	479,964

		1,421,568

Utilities – 2.3%
14,560	Chubu Electric Power Co., Inc.	192,598
3,233	Chugoku Electric Power Co., Inc. (The)	35,773
1,200	Electric Power Development Co. Ltd.	28,304
3,000	Hokuriku Electric Power Co.	29,763
18,164	Kansai Electric Power Co., Inc. (The)*	202,201
2,423	Kyushu Electric Power Co., Inc.*	27,070
18,790	Osaka Gas Co. Ltd.	72,752
10,876	Toho Gas Co. Ltd.	78,543

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
3,296	Tohoku Electric Power Co., Inc.	$42,479
4,051	Tokyo Electric Power Co. Holdings, Inc.*	15,641
17,934	Tokyo Gas Co. Ltd.	81,716

		806,840

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $30,697,961)		$34,404,227

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle – 0.9%(b)(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
301,629	0.47%	$301,629
(Cost $301,629)

TOTAL INVESTMENTS – 100.6%
(Cost $30,999,590)		$34,705,856

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(212,784)

NET ASSETS – 100.0%		$34,493,072

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.
(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2017.

Investment Abbreviations:
REIT	—Real Estate Investment Trust

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

February 28, 2017 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Consumer Discretionary – 14.3%
17,118	Advance Auto Parts, Inc.	$2,680,850
22,502	Amazon.com, Inc.*	19,015,090
41,765	Aramark	1,492,681
7,127	AutoZone, Inc.*	5,249,392
129,493	Best Buy Co., Inc.	5,714,526
19,445	BorgWarner, Inc.	820,385
21,971	Carnival Corp.	1,229,277
8,726	CBS Corp., Class B	575,218
6,165	Charter Communications, Inc., Class A*	1,991,665
73,651	Coach, Inc.	2,805,367
223,250	Comcast Corp., Class A	8,354,015
37,085	Dollar General Corp.	2,707,947
16,123	Dollar Tree, Inc.*	1,236,312
20,875	Domino’s Pizza, Inc.	3,962,284
13,234	DR Horton, Inc.	423,488
12,799	Expedia, Inc.	1,523,593
65,336	Foot Locker, Inc.	4,943,975
539,938	Ford Motor Co.	6,765,423
17,811	General Motors Co.	656,157
34,017	Genuine Parts Co.	3,255,767
9,417	Goodyear Tire & Rubber Co. (The)	330,066
21,734	Hanesbrands, Inc.	434,897
28,443	Hasbro, Inc.	2,755,273
28,867	Hilton Worldwide Holdings, Inc.	1,651,192
93,631	Home Depot, Inc. (The)	13,568,068
40,583	Interpublic Group of Cos., Inc. (The)	978,050
147,742	Kohl’s Corp.	6,296,764
62,923	L Brands, Inc.	3,311,008
35,187	Lear Corp.	4,996,202
28,692	Lennar Corp., Class A	1,399,883
19,294	Liberty Broadband Corp., Class C*	1,658,126
14,140	LKQ Corp.*	446,541
98,094	Lowe’s Cos., Inc.	7,295,251
150,484	Macy’s, Inc.	4,999,079
15,814	Marriott International, Inc., Class A	1,375,660
64,596	Mattel, Inc.	1,662,055
45,677	McDonald’s Corp.	5,830,669
60,234	Michael Kors Holdings Ltd.*	2,198,541
4,028	Mohawk Industries, Inc.*	911,778
34,609	Netflix, Inc.*	4,918,977
10,216	Newell Brands, Inc.	500,890
116,133	NIKE, Inc., Class B	6,638,162
21,300	Omnicom Group, Inc.	1,812,630
18,165	O’Reilly Automotive, Inc.*	4,935,612
3,034	Priceline Group, Inc. (The)*	5,231,010
50,919	PVH Corp.	4,664,180
91,040	Ross Stores, Inc.	6,243,523
220,521	Sirius XM Holdings, Inc.(a)	1,122,452
94,952	Starbucks Corp.	5,399,920
81,763	Target Corp.	4,805,212
21,245	Tiffany & Co.	1,951,778
25,870	Time Warner, Inc.	2,540,693
74,530	TJX Cos., Inc. (The)	5,846,879
38,804	Tractor Supply Co.	2,751,592
29,650	TripAdvisor, Inc.*	1,229,586

Common Stocks – (continued)
Consumer Discretionary – (continued)
16,998	Twenty-First Century Fox, Inc., Class A	508,580
15,074	Ulta Beauty, Inc.*	4,121,684
47,111	Under Armour, Inc., Class A*(a)	971,429
57,365	VF Corp.	3,008,794
70,273	Walt Disney Co. (The)	7,736,355
5,266	Whirlpool Corp.	940,455
17,950	Wyndham Worldwide Corp.	1,494,158
36,076	Yum China Holdings, Inc.*	959,261
36,691	Yum! Brands, Inc.	2,396,656

		220,232,983

Consumer Staples – 12.3%
131,628	Altria Group, Inc.	9,861,570
76,595	Archer-Daniels-Midland Co.	3,597,667
64,778	Brown-Forman Corp., Class B	3,158,575
26,516	Bunge Ltd.	2,170,335
41,970	Campbell Soup Co.	2,490,919
73,688	Church & Dwight Co., Inc.	3,672,610
42,866	Clorox Co. (The)	5,864,497
201,215	Coca-Cola Co. (The)	8,442,981
87,416	Colgate-Palmolive Co.	6,379,620
57,847	Conagra Brands, Inc.	2,383,875
5,437	Constellation Brands, Inc., Class A	863,450
40,837	Costco Wholesale Corp.	7,235,500
98,876	CVS Health Corp.	7,967,428
45,816	Dr Pepper Snapple Group, Inc.	4,281,047
55,835	Estee Lauder Cos., Inc. (The), Class A	4,625,930
47,305	General Mills, Inc.	2,855,803
37,988	Hershey Co. (The)	4,116,000
51,467	Hormel Foods Corp.	1,814,212
21,323	Ingredion, Inc.	2,577,737
27,246	JM Smucker Co. (The)	3,861,576
30,509	Kellogg Co.	2,259,802
38,410	Kimberly-Clark Corp.	5,091,245
34,506	Kraft Heinz Co. (The)	3,157,644
151,957	Kroger Co. (The)	4,832,233
19,222	Lamb Weston Holdings, Inc.	753,310
27,726	McCormick & Co., Inc.	2,728,793
38,388	Mead Johnson Nutrition Co.	3,370,083
11,176	Molson Coors Brewing Co., Class B	1,121,959
66,270	Mondelez International, Inc., Class A	2,910,578
18,817	Monster Beverage Corp.*	779,776
107,075	PepsiCo, Inc.	11,818,938
99,782	Philip Morris International, Inc.	10,911,162
148,168	Procter & Gamble Co. (The)	13,493,660
34,824	Reynolds American, Inc.	2,144,114
333,022	Rite Aid Corp.*	1,998,132
93,744	Sysco Corp.	4,942,184
117,154	Tyson Foods, Inc., Class A	7,329,154
73,975	Walgreens Boots Alliance, Inc.	6,389,960
172,123	Wal-Mart Stores, Inc.	12,208,684
9,412	WhiteWave Foods Co. (The)*	518,413
74,374	Whole Foods Market, Inc.	2,281,051

		189,262,207

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – 3.7%
10,343	Anadarko Petroleum Corp.	$668,675
5,655	Apache Corp.	297,396
76,190	Baker Hughes, Inc.	4,592,733
74,223	Chevron Corp.	8,350,088
5,199	EOG Resources, Inc.	504,251
218,238	Exxon Mobil Corp.	17,747,114
24,010	Halliburton Co.	1,283,575
31,842	Marathon Petroleum Corp.	1,579,363
84,776	National Oilwell Varco, Inc.	3,426,646
14,153	Occidental Petroleum Corp.	927,729
25,734	ONEOK, Inc.	1,390,923
8,636	Phillips 66	675,249
2,755	Pioneer Natural Resources Co.	512,347
22,919	Schlumberger Ltd.	1,841,771
50,375	Tesoro Corp.	4,291,446
109,114	Valero Energy Corp.	7,414,296
47,734	Williams Cos., Inc. (The)	1,352,782

		56,856,384

Financials – 11.5%
30,704	Aflac, Inc.	2,221,434
1,681	Alleghany Corp.*	1,085,590
42,026	Allstate Corp. (The)	3,452,856
204,194	Ally Financial, Inc.	4,592,323
50,658	American Express Co.	4,055,679
21,153	American International Group, Inc.	1,352,100
5,609	Ameriprise Financial, Inc.	737,584
194,797	Annaly Capital Management, Inc. REIT	2,162,247
25,492	Aon PLC	2,948,150
43,910	Arthur J Gallagher & Co.	2,500,675
473,458	Bank of America Corp.	11,684,943
33,677	Bank of New York Mellon Corp. (The)	1,587,534
49,309	BB&T Corp.	2,377,680
50,822	Berkshire Hathaway, Inc., Class B*	8,711,907
3,304	BlackRock, Inc.	1,280,168
57,242	Capital One Financial Corp.	5,372,734
39,759	Charles Schwab Corp. (The)	1,606,661
21,073	Chubb Ltd.	2,911,656
32,479	Cincinnati Financial Corp.	2,369,668
68,405	CIT Group, Inc.	2,934,575
159,531	Citigroup, Inc.	9,541,549
38,822	Citizens Financial Group, Inc.	1,450,778
21,405	CME Group, Inc.	2,599,851
20,345	Comerica, Inc.	1,450,192
28,182	Discover Financial Services	2,004,867
6,451	Everest Re Group Ltd.	1,516,888
109,981	Fifth Third Bancorp	3,017,879
11,601	First Republic Bank	1,088,522
8,564	Franklin Resources, Inc.	368,595
50,945	Hartford Financial Services Group, Inc. (The)	2,490,701
55,122	Huntington Bancshares, Inc.	779,425
20,132	Intercontinental Exchange, Inc.	1,150,141
225,712	JPMorgan Chase & Co.	20,454,021

Common Stocks – (continued)
Financials – (continued)
75,519	KeyCorp	1,417,492
21,880	Lincoln National Corp.	1,535,101
27,821	Loews Corp.	1,307,031
8,834	M&T Bank Corp.	1,475,013
1,391	Markel Corp.*	1,362,804
57,221	Marsh & McLennan Cos., Inc.	4,204,599
52,793	MetLife, Inc.	2,768,465
6,148	Moody’s Corp.	684,703
92,370	Morgan Stanley	4,218,538
12,049	Northern Trust Corp.	1,052,480
17,352	PNC Financial Services Group, Inc. (The)	2,207,695
23,457	Principal Financial Group, Inc.	1,467,001
45,176	Progressive Corp. (The)	1,769,996
28,149	Prudential Financial, Inc.	3,111,590
91,176	Regions Financial Corp.	1,392,258
37,605	S&P Global, Inc.	4,868,719
9,197	State Street Corp.	733,093
13,066	SunTrust Banks, Inc.	777,296
11,164	Synchrony Financial	404,583
27,011	T Rowe Price Group, Inc.	1,923,453
21,159	TD Ameritrade Holding Corp.	827,317
33,321	Travelers Cos., Inc. (The)	4,073,159
26,826	Unum Group	1,309,914
56,916	US Bancorp	3,130,380
242,298	Wells Fargo & Co.	14,024,208
7,086	Willis Towers Watson PLC	910,055

		176,816,516

Health Care – 14.3%
66,681	Abbott Laboratories	3,005,979
80,400	AbbVie, Inc.	4,971,936
49,816	Aetna, Inc.	6,414,308
39,134	Agilent Technologies, Inc.	2,007,574
15,515	Allergan PLC	3,798,382
44,207	Amgen, Inc.	7,803,862
36,291	Anthem, Inc.	5,981,483
50,004	Baxter International, Inc.	2,546,204
13,254	Becton Dickinson and Co.	2,426,145
18,050	Biogen, Inc.*	5,209,230
9,025	Bioverativ, Inc.*	470,022
66,664	Boston Scientific Corp.*	1,636,601
93,018	Bristol-Myers Squibb Co.	5,275,051
36,244	Cardinal Health, Inc.	2,949,174
34,054	Celgene Corp.*	4,206,010
26,557	Cerner Corp.*	1,461,697
24,537	Cigna Corp.	3,653,559
5,260	Cooper Cos., Inc. (The)	1,047,476
13,568	CR Bard, Inc.	3,327,416
43,250	Danaher Corp.	3,700,038
35,370	DaVita, Inc.*	2,455,032
22,227	DENTSPLY SIRONA, Inc.	1,411,859
32,447	Edwards Lifesciences Corp.*	3,051,316
65,663	Eli Lilly & Co.	5,437,553
68,566	Express Scripts Holding Co.*	4,844,188
130,581	Gilead Sciences, Inc.	9,203,349

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
9,249	HCA Holdings, Inc.*	$806,883
22,745	Henry Schein, Inc.*	3,902,132
12,826	Hologic, Inc.*	520,479
11,633	Humana, Inc.	2,457,471
28,549	IDEXX Laboratories, Inc.*	4,137,892
10,693	Illumina, Inc.*	1,790,008
3,239	Intuitive Surgical, Inc.*	2,387,143
174,304	Johnson & Johnson	21,301,692
15,211	Laboratory Corp. of America Holdings*	2,163,917
144,163	Mallinckrodt PLC*	7,557,024
8,202	McKesson Corp.	1,231,366
37,578	Medtronic PLC	3,040,436
143,925	Merck & Co., Inc.	9,480,340
12,786	Mettler-Toledo International, Inc.*	6,088,949
126,449	Mylan NV*	5,291,891
6,794	Perrigo Co. PLC	507,987
388,616	Pfizer, Inc.	13,259,578
24,916	Quest Diagnostics, Inc.	2,427,815
19,298	Quintiles IMS Holdings, Inc.*	1,493,472
28,003	ResMed, Inc.	2,017,056
26,214	Stryker Corp.	3,370,072
29,544	Thermo Fisher Scientific, Inc.	4,658,498
70,647	UnitedHealth Group, Inc.	11,683,601
6,374	Universal Health Services, Inc., Class B	800,574
7,741	Varex Imaging Corp.*	269,542
21,065	Varian Medical Systems, Inc.*	1,767,143
15,071	Vertex Pharmaceuticals, Inc.*	1,365,734
10,308	Waters Corp.*	1,597,637
6,516	Zimmer Biomet Holdings, Inc.	762,893
62,690	Zoetis, Inc.	3,342,004

		219,776,673

Industrials – 10.5%
45,280	3M Co.	8,437,928
8,639	Acuity Brands, Inc.	1,825,421
14,312	Alaska Air Group, Inc.	1,400,000
11,629	AMETEK, Inc.	627,617
13,903	Arconic, Inc.	400,267
25,423	Boeing Co. (The)	4,581,987
31,021	Caterpillar, Inc.	2,998,490
61,242	CH Robinson Worldwide, Inc.	4,922,019
30,449	Cintas Corp.	3,593,286
36,996	CSX Corp.	1,796,526
9,060	Cummins, Inc.	1,345,319
6,127	Deere & Co.	670,845
99,293	Delta Air Lines, Inc.	4,957,699
14,986	Dover Corp.	1,200,379
28,659	Eaton Corp. PLC	2,062,875
54,336	Emerson Electric Co.	3,265,594
8,724	Equifax, Inc.	1,143,804
19,215	Expeditors International of Washington, Inc.	1,083,342
83,734	Fastenal Co.	4,189,212
9,422	FedEx Corp.	1,818,258

Common Stocks – (continued)
Industrials – (continued)
22,660	Fortive Corp.	1,306,349
18,054	Fortune Brands Home & Security, Inc.	1,044,063
13,759	General Dynamics Corp.	2,611,596
410,277	General Electric Co.	12,230,357
27,551	Honeywell International, Inc.	3,430,099
26,098	Illinois Tool Works, Inc.	3,445,197
34,848	Ingersoll-Rand PLC	2,765,537
9,185	JB Hunt Transport Services, Inc.	901,691
34,706	Johnson Controls International PLC	1,455,570
48,021	L3 Technologies, Inc.	8,082,895
15,999	Lockheed Martin Corp.	4,265,013
37,378	Masco Corp.	1,262,629
26,333	Nielsen Holdings PLC	1,168,132
11,617	Norfolk Southern Corp.	1,406,005
19,311	Northrop Grumman Corp.	4,771,555
7,147	PACCAR, Inc.	477,491
13,227	Parker-Hannifin Corp.	2,048,069
24,356	Raytheon Co.	3,754,477
67,177	Republic Services, Inc.	4,161,615
15,604	Rockwell Automation, Inc.	2,357,764
11,298	Rockwell Collins, Inc.	1,079,976
10,729	Roper Technologies, Inc.	2,244,507
15,813	Snap-on, Inc.	2,682,992
48,367	Southwest Airlines Co.	2,795,613
18,209	Stanley Black & Decker, Inc.	2,315,274
58,629	Textron, Inc.	2,773,152
4,945	TransDigm Group, Inc.	1,257,019
31,959	Union Pacific Corp.	3,449,654
110,923	United Continental Holdings, Inc.*	8,218,285
35,533	United Parcel Service, Inc., Class B	3,757,970
27,958	United Technologies Corp.	3,146,673
15,392	Verisk Analytics, Inc.*	1,276,305
4,227	Wabtec Corp.	338,667
54,799	Waste Management, Inc.	4,017,863
16,585	WW Grainger, Inc.	4,112,417
44,431	Xylem, Inc./NY	2,138,020

		160,871,359

Information Technology – 21.1%
63,627	Accenture PLC, Class A	7,794,308
47,430	Activision Blizzard, Inc.	2,140,516
30,778	Adobe Systems, Inc.*	3,642,269
14,649	Akamai Technologies, Inc.*	917,027
6,003	Alliance Data Systems Corp.	1,458,609
16,873	Alphabet, Inc., Class A*	14,256,504
16,698	Alphabet, Inc., Class C*	13,745,961
59,044	Amdocs Ltd.	3,581,019
41,342	Amphenol Corp., Class A	2,861,280
21,174	Analog Devices, Inc.	1,734,786
18,289	ANSYS, Inc.*	1,952,534
327,882	Apple, Inc.	44,916,555
67,754	Applied Materials, Inc.	2,454,050
24,430	Autodesk, Inc.*	2,108,309
24,410	Automatic Data Processing, Inc.	2,504,954
54,803	CA, Inc.	1,768,493
21,283	CDK Global, Inc.	1,413,830

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
243,666	Cisco Systems, Inc.	$8,328,504
42,602	Citrix Systems, Inc.*	3,363,428
34,156	Cognizant Technology Solutions Corp., Class A*	2,024,426
135,814	Conduent, Inc.*	2,185,247
89,128	Corning, Inc.	2,460,824
152,170	eBay, Inc.*	5,158,563
51,833	Electronic Arts, Inc.*	4,483,554
17,369	F5 Networks, Inc.*	2,488,457
115,278	Facebook, Inc., Class A*	15,624,780
36,781	Fidelity National Information Services, Inc.	3,025,973
30,148	Fiserv, Inc.*	3,479,079
2,212	FleetCor Technologies, Inc.*	376,040
3,978	Global Payments, Inc.	317,007
20,654	Harris Corp.	2,269,875
70,032	Hewlett Packard Enterprise Co.	1,598,130
200,860	HP, Inc.	3,488,938
331,946	Intel Corp.	12,016,445
63,438	International Business Machines Corp.	11,407,421
55,925	Intuit, Inc.	7,015,232
35,460	Juniper Networks, Inc.	992,880
19,412	KLA-Tencor Corp.	1,749,409
21,218	Lam Research Corp.	2,515,182
67,587	Linear Technology Corp.	4,364,768
7,463	LogMeIn, Inc.	684,730
48,986	Mastercard, Inc., Class A	5,410,994
20,285	Maxim Integrated Products, Inc.	898,625
21,914	Microchip Technology, Inc.	1,589,203
26,020	Micron Technology, Inc.*	609,909
494,133	Microsoft Corp.	31,614,629
22,591	Motorola Solutions, Inc.	1,784,011
77,621	NetApp, Inc.	3,246,886
37,209	NVIDIA Corp.	3,775,969
174,183	Oracle Corp.	7,418,454
8,562	Palo Alto Networks, Inc.*	1,300,568
56,665	Paychex, Inc.	3,480,364
46,909	PayPal Holdings, Inc.*	1,970,178
61,368	QUALCOMM, Inc.	3,466,065
25,260	Red Hat, Inc.*	2,091,781
32,276	salesforce.com, Inc.*	2,625,653
60,759	Seagate Technology PLC	2,927,976
12,406	ServiceNow, Inc.*	1,078,330
33,449	Skyworks Solutions, Inc.	3,171,300
90,397	Symantec Corp.	2,582,642
40,013	Synopsys, Inc.*	2,858,529
97,844	Texas Instruments, Inc.	7,496,807
34,940	Total System Services, Inc.	1,903,531
22,981	Vantiv, Inc., Class A*	1,502,498
20,484	VeriSign, Inc.*(a)	1,689,315
62,294	Visa, Inc., Class A	5,478,134
41,192	Western Digital Corp.	3,166,841
114,505	Western Union Co. (The)(a)	2,248,878
768,670	Xerox Corp.	5,718,905
11,151	Xilinx, Inc.	655,902
10,761	Yahoo!, Inc.*	491,347

		324,924,120

Common Stocks – (continued)
Materials – 2.8%
5,786	Air Products & Chemicals, Inc.	812,759
16,545	Albemarle Corp.	1,679,483
7,771	Ashland Global Holdings, Inc.	937,649
6,946	Ball Corp.	510,739
53,634	Dow Chemical Co. (The)	3,339,253
47,525	Eastman Chemical Co.	3,813,881
11,984	Ecolab, Inc.	1,485,656
36,112	EI du Pont de Nemours & Co.	2,836,237
49,834	Freeport-McMoRan, Inc.*	667,776
11,292	International Flavors & Fragrances, Inc.	1,419,404
32,898	International Paper Co.	1,733,725
6,322	LyondellBasell Industries NV, Class A	576,819
5,208	Martin Marietta Materials, Inc.	1,124,668
20,211	Monsanto Co.	2,300,618
54,552	Newmont Mining Corp.	1,867,860
54,494	Nucor Corp.	3,409,690
14,186	Packaging Corp. of America	1,311,212
12,968	PPG Industries, Inc.	1,328,312
10,337	Praxair, Inc.	1,227,105
23,770	Sealed Air Corp.	1,104,830
17,604	Sherwin-Williams Co. (The)	5,431,538
8,695	Valspar Corp. (The)	967,058
9,426	Vulcan Materials Co.	1,136,870
38,021	WestRock Co.	2,042,488

		43,065,630

Real Estate – 2.8%
13,958	Alexandria Real Estate Equities, Inc. REIT	1,665,329
22,034	American Tower Corp. REIT	2,529,283
7,309	AvalonBay Communities, Inc. REIT	1,343,248
8,042	Boston Properties, Inc. REIT	1,118,079
47,141	Brixmor Property Group, Inc. REIT	1,100,271
68,521	CBRE Group, Inc., Class A*	2,440,718
14,451	Crown Castle International Corp. REIT	1,351,602
23,996	Digital Realty Trust, Inc. REIT	2,591,568
73,471	Duke Realty Corp. REIT	1,883,796
3,750	Equinix, Inc. REIT	1,410,262
15,762	Equity Residential REIT	994,109
5,951	Essex Property Trust, Inc. REIT	1,396,700
5,345	Extra Space Storage, Inc. REIT	423,271
8,081	Federal Realty Investment Trust REIT	1,137,239
36,523	GGP, Inc. REIT	907,962
139,117	Host Hotels & Resorts, Inc. REIT	2,502,715
19,351	Iron Mountain, Inc. REIT	703,409
36,506	Kimco Realty Corp. REIT	885,271
12,524	Macerich Co. (The) REIT	843,867
13,626	Park Hotels & Resorts, Inc. REIT	348,008
57,200	Prologis, Inc. REIT	2,920,060
4,736	Public Storage REIT	1,077,251
12,211	Realty Income Corp. REIT	748,290
6,982	SBA Communications Corp. REIT*	808,306
8,253	Simon Property Group, Inc. REIT	1,521,853
7,190	SL Green Realty Corp. REIT	810,169

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares			Description	Value

Common Stocks – (continued)
Real Estate – (continued)
	20,918		UDR, Inc. REIT	$763,507
	27,755		Ventas, Inc. REIT	1,805,463
	182,769		VEREIT, Inc. REIT	1,657,715
	9,189		Vornado Realty Trust REIT	1,009,595
	32,316		Welltower, Inc. REIT	2,274,400
	15,243		Weyerhaeuser Co. REIT	513,994

				43,487,310

Telecommunication Services – 2.2%
	338,394		AT&T, Inc.	14,141,485
	181,583		CenturyLink, Inc.(a)	4,405,204
	8,521		Level 3 Communications, Inc.*	487,827
	39,804		T-Mobile US, Inc.*	2,488,944
	242,434		Verizon Communications, Inc.	12,032,000

				33,555,460

Utilities – 4.3%
	88,827		AES Corp.	1,023,287
	47,394		Alliant Energy Corp.	1,871,115
	42,622		Ameren Corp.	2,330,997
	36,721		American Electric Power Co., Inc.	2,459,205
	25,662		American Water Works Co., Inc.	2,001,636
	68,214		CenterPoint Energy, Inc.	1,863,607
	54,016		CMS Energy Corp.	2,404,792
	32,857		Consolidated Edison, Inc.	2,531,303
	32,552		Dominion Resources, Inc.	2,527,337
	24,172		DTE Energy Co.	2,450,557
	36,550		Duke Energy Corp.	3,017,203
	36,322		Edison International	2,896,316
	36,325		Entergy Corp.	2,784,675
	34,233		Eversource Energy	2,008,108
	64,306		Exelon Corp.	2,360,673
	115,908		FirstEnergy Corp.	3,758,897
	37,169		NextEra Energy, Inc.	4,869,139
	39,204		PG&E Corp.	2,616,867
	27,174		Pinnacle West Capital Corp.	2,233,431
	45,467		PPL Corp.	1,676,823
	31,513		Public Service Enterprise Group, Inc.	1,448,968
	29,963		SCANA Corp.	2,077,934
	14,675		Sempra Energy	1,618,506
	63,666		Southern Co. (The)	3,235,506
	40,506		WEC Energy Group, Inc.	2,441,297
	38,635		Westar Energy, Inc.	2,085,517
	61,033		Xcel Energy, Inc.	2,667,752

				65,261,448

	TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
	(Cost $1,392,899,755)			$1,534,110,090

Securities Lending Reinvestment Vehicle – 0.2%(b)(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,070,133		0.47%		$3,070,133
(Cost $3,070,133)

TOTAL INVESTMENTS – 100.0%
(Cost $1,395,969,888)				$1,537,180,223

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				513,120

NET ASSETS – 100.0%				$1,537,693,343

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.
(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2017.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Assets and Liabilities

February 28, 2017 (Unaudited)

ActiveBeta® Emerging Markets Equity ETF
Assets:
Investments at value (cost $837,510,339, $28,926,895, $333,379,929, $30,697,961, $1,392,899,755)(a)	$985,900,007
Investments in securities lending reinvestment vehicle, at value which equals cost	24,754,085
Cash	362,970
Foreign currency, at value (cost $171,166, $25, $34,297, $3,162 and $—, respectively)	169,263
Collateral for securities on loan	2,309,293
Receivables:
Investments sold	53,024,284
Dividends	3,109,363
Foreign tax reclaims	18,185
Securities lending income	17,121
Reimbursement from advisor	144,960
Other assets	78,305
Total assets	1,069,887,836

Liabilities:
Payables:
Investments purchased	45,734,503
Payable upon return of securities loaned	27,063,378
Management fees	303,891
Foreign capital gains tax	289,352
Trustee fees	10,014
Accrued expenses	38,255
Total liabilities	73,439,393

Net Assets:
Paid-in capital	868,372,977
Undistributed (distributions in excess of) net investment income	67,066
Accumulated net realized loss	(20,248,994)
Net unrealized gain	148,257,394
NET ASSETS	$996,448,443
SHARES ISSUED AND OUTSTANDING
Shares Outstanding no par value (unlimited shares authorized):	34,200,000
Net asset value per share:	$29.14
(a) Includes loaned securities having a market value:	$22,645,766

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF

$30,593,011	$354,891,893	$34,404,227	$1,534,110,090
173,046	3,875,683	301,629	3,070,133
41,947	272,756	25,930	1,362,408
25	34,327	3,162	—
—	1,395,004	405,100	3,546,678

1,321,582	15,974,459	1,517,875	1,327,870
51,363	660,457	64,706	2,978,044
20,811	68,552	6,706	—
422	7,255	443	6,088
—	—	—	—
—	—	—	—
32,202,207	377,180,386	36,729,778	1,546,401,311

1,372,778	15,998,624	1,523,427	1,986,913
173,046	5,270,687	706,729	6,616,811
5,842	67,456	6,550	104,244
—	—	—	—
—	—	—	—
—	—	—	—
1,551,666	21,336,767	2,236,706	8,707,968

29,065,781	338,129,171	30,940,606	1,398,232,818
61,652	531,395	(99,339)	4,409,491
(141,058)	(4,327,333)	(56,380)	(6,159,301)
1,664,166	21,510,386	3,708,185	141,210,335
$30,650,541	$355,843,619	$34,493,072	$1,537,693,343

1,150,000	14,000,000	1,200,000	32,702,500
$26.65	$25.42	$28.74	$47.02
$128,676	$4,659,874	$649,675	$6,313,141

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Operations

For the six months ended February 28, 2017 (Unaudited)

ActiveBeta® Emerging Markets Equity ETF
Investment income:
Dividends (net of foreign withholding taxes of $908,798, $15,516, $209,255, $35,481 and $1,492, respectively)	$6,862,025
Securities lending income	45,784
Total investment income	6,907,809

Expenses:
Management fees	1,802,869
Custody, accounting and administrative services	327,407
Professional fees	84,354
Registration fees	50,325
Amortization of offering costs	34,948
Trustee fees	25,896
Printing and mailing cost	16,812
Other	55,625
Total expenses	2,398,236
Less — expense reductions	(370,469)
Net expenses	2,027,767
NET INVESTMENT INCOME	4,880,042

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments	(5,129,503)
In-kind redemptions	—
Foreign currency transactions	(165,177)
Net change in unrealized gain (loss) on:
Investments (including the effects of the foreign capital gains tax liability of $259,560, $—, $—, $— and $—, respectively)	48,749,582
Foreign currency translations	139,594
Net realized and unrealized gain	43,594,496
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,474,538

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF

$245,755	$2,814,856	$320,026	$13,407,084
729	14,351	1,182	28,970
246,484	2,829,207	321,208	13,436,054

24,259	372,420	26,545	550,278
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
15,071	17,040	15,064	30,056
—	—	—	—
—	—	—	—
39,330	389,460	41,609	580,334
—	—	—	—
39,330	389,460	41,609	580,334
207,154	2,439,747	279,599	12,855,720

(94,124)	(2,834,078)	(14,432)	(8,940,549)
91,062	—	—	6,347,478
(9,040)	(83,739)	(31,184)	—

547,683	14,078,151	1,907,970	102,051,939
(370)	2,826	2,163	—
535,211	11,163,160	1,864,517	99,458,868
$742,365	$13,602,907	$2,144,116	$112,314,588

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets

	ActiveBeta® Emerging Markets Equity ETF
	Six Months Ended February 28, 2017 (Unaudited)	For the period September 25, 2015(1) through August 31, 2016
From operations:
Net investment income	$4,880,042	$12,789,859
Net realized gain (loss)	(5,294,680)	(15,054,297)
Net change in unrealized gain (loss)	48,889,176	99,368,218
Net increase in net assets resulting from operations	48,474,538	97,103,780

Distributions to shareholders:
From net investment income	(10,361,928)	(7,161,211)
Total distributions to shareholders	(10,361,928)	(7,161,211)

From share transactions:
Proceeds from sales of shares	94,947,772	773,445,492
Cost of shares redeemed	—	—
Net increase (decrease) in net assets resulting from share transactions	94,947,772	773,445,492
TOTAL INCREASE (DECREASE)	133,060,382	863,388,061

Net assets:
Beginning of period	$863,388,061	$—
End of period	$996,448,443	$863,388,061
Undistributed (distributions in excess of) net investment income	$67,066	$5,548,952

(1)	Commencement of operations

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

ActiveBeta® Europe Equity ETF		ActiveBeta® International Equity ETF		ActiveBeta® Japan Equity ETF		ActiveBeta® U.S. Large Cap Equity ETF
Six Months Ended February 28, 2017 (Unaudited)	For the period March 2, 2016(1) through August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	For the period November 6, 2015(1) through August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	For the period March 2, 2016(1) through August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	For the period September 17, 2015(1) through August 31, 2016

$207,154	$758,202	$2,439,747	$2,853,601	$279,599	$285,470	$12,855,720	$8,449,262
(12,102)	(137,683)	(2,917,817)	(1,407,997)	(45,616)	6,953	(2,593,071)	462,725
547,313	1,116,853	14,080,977	7,429,409	1,910,133	1,798,052	102,051,939	39,158,396
742,365	1,737,372	13,602,907	8,875,013	2,144,116	2,090,475	112,314,588	48,070,383

(272,367)	(624,546)	(2,771,785)	(1,996,958)	(448,392)	(235,644)	(11,758,321)	(5,154,092)
(272,367)	(624,546)	(2,771,785)	(1,996,958)	(448,392)	(235,644)	(11,758,321)	(5,154,092)

—	32,846,660	61,255,247	276,879,195	—	30,942,517	318,691,542	1,168,663,742
(3,778,943)	—	—	—	—	—	(38,760,547)	(54,473,952)
(3,778,943)	32,846,660	61,255,247	276,879,195	—	30,942,517	279,930,995	1,114,189,790
(3,308,945)	33,959,486	72,086,369	283,757,250	1,695,724	32,797,348	380,487,262	1,157,106,081

$33,959,486	$—	$283,757,250	$—	$32,797,348	$—	$1,157,206,081	$100,000
$30,650,541	$33,959,486	$355,843,619	$283,757,250	$34,493,072	$32,797,348	$1,537,693,343	$1,157,206,081
$61,652	$126,865	$531,395	$863,433	$(99,339)	$69,454	$4,409,491	$3,312,092

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Emerging Markets Equity ETF
	For the Six Months Ended February 28, 2017 (Unaudited)	For the period September 25, 2015* through August 31, 2016
Per Share Operating Performance:
Net asset value, beginning of period	$28.03	$25.00
Net investment income(a)	0.15	0.60
Net realized and unrealized gain	1.28	2.70
Total gain from investment operations	1.43	3.30
Distributions to shareholders from net investment income	(0.32)	(0.27)
Net asset value, end of period	$29.14	$28.03
Market price, end of period	$29.04	$28.01
Total Return at Net Asset Value(b)	5.18%	13.29%
Net assets, end of period (in 000’s)	$996,448	$863,388
Ratio of net expenses to average net assets(c)	0.45%	0.45%
Ratio of total expenses to average net assets(c)	0.53%	0.58%
Ratio of net investment income to average net assets(c)	1.08%	2.52%
Portfolio turnover rate(d)	14%	44%

*	Commencement of operations
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

	ActiveBeta® Europe Equity ETF
	For the Six Months Ended February 28, 2017 (Unaudited)	For the period March 2, 2016* through August 31, 2016
Per Share Operating Performance:
Net asset value, beginning of period	$26.12	$25.03
Net investment income(a)	0.17	0.60
Net realized and unrealized gain	0.58	0.97
Total gain from investment operations	0.75	1.57
Distributions to shareholders from net investment income	(0.22)	(0.48)
Net asset value, end of period	$26.65	$26.12
Market price, end of period	$26.62	$26.20
Total Return at Net Asset Value(b)	2.91%	6.23%
Net assets, end of period (in 000’s)	$30,651	$33,959
Ratio of net expenses to average net assets(c)	0.25%	0.25%
Ratio of total expenses to average net assets(c)	0.25%	0.71%
Ratio of net investment income to average net assets(c)	1.32%	4.61%
Portfolio turnover rate(d)	10%	14%

*	Commencement of operations
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® International Equity ETF
	For the Six Months Ended February 28, 2017 (Unaudited)	For the period November 6, 2015* through August 31, 2016
Per Share Operating Performance:
Net asset value, beginning of period	$24.67	$24.78
Net investment income(a)	0.19	0.59
Net realized and unrealized gain (loss)	0.78	(0.37)
Total gain from investment operations	0.97	0.22
Distributions to shareholders from net investment income	(0.22)	(0.33)
Net asset value, end of period	$25.42	$24.67
Market price, end of period	$25.43	$24.78
Total Return at Net Asset Value(b)	3.98%	0.90%
Net assets, end of period (in 000’s)	$355,844	$283,757
Ratio of net expenses to average net assets(c)	0.25%	0.27%
Ratio of total expenses to average net assets(c)	0.25%	0.62%
Ratio of net investment income to average net assets(c)	1.57%	3.02%
Portfolio turnover rate(d)	11%	23%

*	Commencement of operations
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

	ActiveBeta® Japan Equity ETF
	For the Six Months Ended February 28, 2017 (Unaudited)	For the period March 2, 2016* to August 31, 2016
Per Share Operating Performance:
Net asset value, beginning of period	$27.33	$25.69
Net investment income(a)	0.23	0.24
Net realized and unrealized gain	1.55	1.60
Total gain from investment operations	1.78	1.84
Distributions to shareholders from net investment income	(0.37)	(0.20)
Net asset value, end of period	$28.74	$27.33
Market price, end of period	$28.68	$27.44
Total Return at Net Asset Value(b)	6.58%	7.17%
Net assets, end of period (in 000’s)	$34,493	$32,797
Ratio of net expenses to average net assets(c)	0.25%	0.25%
Ratio of total expenses to average net assets(c)	0.25%	0.73%
Ratio of net investment income to average net assets(c)	1.68%	1.81%
Portfolio turnover rate(d)	15%	10%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® U.S. Large Cap Equity ETF
	For the Six Months Ended February 28, 2017 (Unaudited)	For the period September 17, 2015* to August 31, 2016
Per Share Operating Performance:
Net asset value, beginning of period	$43.83	$40.70
Net investment income(a)	0.44	0.85
Net realized and unrealized gain	3.15	2.78
Total gain from investment operations	3.59	3.63
Distributions to shareholders from net investment income	(0.40)	(0.50)
Net asset value, end of period	$47.02	$43.83
Market price, end of period	$47.01	$43.82
Total Return at Net Asset Value(b)	8.26%	8.97%
Net assets, end of period (in 000’s)	$1,537,693	$1,157,206
Ratio of net expenses to average net assets(c)	0.09%	0.09%
Ratio of total expenses to average net assets(c)	0.09%	0.19%
Ratio of net investment income to average net assets(c)	1.99%	2.11%
Portfolio turnover rate(d)	10%	18%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements

February 28, 2017 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (“ActiveBeta® Emerging Markets Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® Europe Equity ETF (“ActiveBeta® Europe Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® International Equity ETF (“ActiveBeta® International Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® Japan Equity ETF (“ActiveBeta® Japan Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (“ActiveBeta® U.S. Large Cap Equity ETF”)	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co., serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount, with respect to the ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Japan Equity ETF and the ActiveBeta® U.S. Large Cap Equity ETF. The ActiveBeta® Emerging Markets Equity ETF issues and redeems Creation Units partially for cash and partially in-kind. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

February 28, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

B.  Investment Income and Investments — Investment income includes interest income, dividend income, net of any foreign withholding taxes less any amounts reclaimable, and securities lending income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Offering Costs — Offering costs paid in connection with the offering of shares of the ActiveBeta® Emerging Markets Equity ETF were amortized on a straight-line basis over 12 months from the date of commencement of operations.

E.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each fund, income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to

GOLDMAN SACHS ETF TRUST

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share Class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

February 28, 2017 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. At February 28, 2017 the Funds did not hold level 3 securities.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2017:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$63,771,165	$4,275,254	$—
Asia	626,521,170	23,672,100	—
Europe	20,924,375	—	—
North America	130,797,222	—	—
South America	83,381,696	32,557,025	—
Securities Lending Reinvestment Vehicle	24,754,085	—	—
Total	$950,149,713	$60,504,379	$—

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$116,762	$—	$—
Europe	29,941,303	186,089	—
North America	262,750	—	—
Oceania	79,600	—	—
South America	6,507	—	—
Securities Lending Reinvestment Vehicle	173,046	—	—
Total	$30,579,968	$186,089	$—

GOLDMAN SACHS ETF TRUST

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$729,721	$—	$—
Asia	96,495,495	—	—
Europe	196,659,598	1,438,433	—
North America	35,672,402	—	—
Oceania	23,896,244	—	—
Securities Lending Reinvestment Vehicle	3,875,683	—	—
Total	$357,329,143	$1,438,433	$—

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$34,404,227	$—	$—
Securities Lending Reinvestment Vehicle	301,629	—	—
Total	$34,705,856	$—	$—

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$1,534,110,090	$—	$—
Securities Lending Reinvestment Vehicle	3,070,133	—	—
Total	$1,537,180,223	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Funds’ average daily net assets.

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

February 28, 2017 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For each Fund except the ActiveBeta® Emerging Markets Equity ETF, the Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

For the six months ended February 28, 2017, unitary management fees with GSAM were at the following rates for all Funds except the ActiveBeta® Emerging Markets Equity ETF:

Fund	Unitary Management Fee
ActiveBeta® Europe Equity ETF	0.25%
ActiveBeta® International Equity ETF	0.25%
ActiveBeta® Japan Equity ETF	0.25%
ActiveBeta® U.S. Large Cap Equity ETF	0.09%

For the six months ended February 28, 2017, contractual and effective net management fees with GSAM were at the following rate for the ActiveBeta® Emerging Markets Equity ETF:

Fund	Contractual and Effective Net Management Fee
ActiveBeta® Emerging Markets Equity ETF	0.40%

B.  Distribution and Service (12b-1) Plans — The Trust, on behalf of the Funds, has adopted a Distribution and Service Plan (the “Plan”), pursuant to Rule 12b-1 under the Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the sale and distribution of their shares and pay service fees in connection with the provision of ongoing services to shareholders of each Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No Rule 12b-1 fees are currently paid by any Fund, and there are no current plans to impose these fees.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the ActiveBeta® Emerging Markets Equity ETF (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the ActiveBeta® Emerging Markets Equity ETF is 0.05%. This Other Expense limitation will remain in effect permanently and GSAM may not terminate the arrangement without the approval of the Trustees.

For the six months ended February 28, 2017, these expense reimbursements amounted to $370,469.

GOLDMAN SACHS ETF TRUST

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

	ActiveBeta® Emerging Markets Equity ETF
	For the Six Months Ended February 28, 2017		For the Fiscal Year Ended August 31, 2016(1)
Shares Sold	3,400,000	$94,947,772	30,800,000	$773,445,492
Shares Redeemed	—	—	—	—
	3,400,000	$94,947,772	30,800,000	$773,445,492

	ActiveBeta® Europe Equity ETF
	For the Six Months Ended February 28, 2017		For the Fiscal Year Ended August 31, 2016(2)
Shares Sold	—	$—	1,300,000	$32,846,660
Shares Redeemed	(150,000)	(3,778,943)	—	—
	(150,000)	$(3,778,943)	1,300,000	$32,846,660

	ActiveBeta® International Equity ETF
	For the Six Months Ended February 28, 2017		For the Fiscal Year Ended August 31, 2016(3)
Shares Sold	2,500,000	$61,255,247	11,500,000	$276,879,195
Shares Redeemed	—	—	—	—
	2,500,000	$61,255,247	11,500,000	$276,879,195

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

February 28, 2017 (Unaudited)

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	ActiveBeta® Japan Equity ETF
	For the Six Months Ended February 28, 2017		For the Fiscal Year Ended August 31, 2016(2)
Shares Sold	—	$—	1,200,000	$30,942,517
Shares Redeemed	—	—	—	—
	—	$—	1,200,000	$30,942,517

	ActiveBeta® U.S. Large Cap Equity ETF
	For the Six Months Ended February 28, 2017		For the Fiscal Year Ended August 31, 2016(4)
Shares Sold	7,200,000	$318,691,542	27,750,000	$1,168,663,742
Shares Redeemed	(900,000)	(38,760,547)	(1,350,000)	(54,473,952)
	6,300,000	$279,930,995	26,400,000	$1,114,189,790

(1)	For the period September 25, 2015 (commencement of operations) through August 31, 2016.
(2)	For the period March 2, 2016 (commencement of operations) through August 31, 2016.
(3)	For the period November 6, 2015 (commencement of operations) through August 31, 2016.
(4)	For the period September 17, 2015 (commencement of operations) through August 31, 2016.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 28, 2017, were as follows:

Fund	Purchases	Sales
ActiveBeta® Emerging Markets Equity ETF	$150,165,661	$123,558,541
ActiveBeta® Europe Equity ETF	3,307,680	3,371,212
ActiveBeta® International Equity ETF	34,548,456	34,458,802
ActiveBeta® Japan Equity ETF	4,947,849	5,138,466
ActiveBeta® U.S. Large Cap Equity ETF	$129,790,050	$126,694,316

GOLDMAN SACHS ETF TRUST

6. PORTFOLIO SECURITIES TRANSACTIONS (continued)

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2017, were as follows:

Fund	Purchases	Sales
ActiveBeta® Emerging Markets Equity ETF	$53,144,592	$—
ActiveBeta® Europe Equity ETF	—	3,774,430
ActiveBeta® International Equity ETF	61,135,932	—
ActiveBeta® Japan Equity ETF	—	—
ActiveBeta® U.S. Large Cap Equity ETF	$317,651,466	$38,676,566

7. SECURITIES LENDING

The ActiveBeta® Emerging Markets Equity ETF, the ActiveBeta® Europe Equity ETF, the ActiveBeta® International Equity ETF, the ActiveBeta® Japan Equity ETF and the ActiveBeta® U.S. Large Cap Equity ETF, may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash and/or U.S. Treasury securities collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Effective December 1, 2016 the ActiveBeta® Emerging Markets Equity ETF, the ActiveBeta® Europe Equity ETF, the ActiveBeta® International Equity ETF, the ActiveBeta® Japan Equity ETF and the ActiveBeta® U.S. Large Cap Equity ETF began lending their securities and investing the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

February 28, 2017 (Unaudited)

7. SECURITIES LENDING (continued)

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash and/or U.S. Treasury securities collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash and/or U.S. Treasury securities collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral is at least equal to the value of the cash and/or U.S. Treasury securities received. The amounts of the Funds’ overnight and continuous agreements collateralized by common stocks which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2017 are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2017, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 28, 2017:

Fund	Number of Shares Held Beginning of Period	Shares Bought	Shares Sold	Number of Shares Held End of Period	Value at End of Period
ActiveBeta® Emerging Markets Equity ETF	—	58,713,682	(33,959,597)	24,754,085	$24,754,085
ActiveBeta® Europe Equity ETF	—	1,717,472	(1,544,426)	173,046	173,046
ActiveBeta® International Equity ETF	—	19,285,988	(15,410,305)	3,875,683	3,875,683
ActiveBeta® Japan Equity ETF	—	419,576	(117,947)	301,629	301,629
ActiveBeta® U.S. Large Cap Equity ETF	—	14,936,167	(11,866,034)	3,070,133	3,070,133

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2016, the Funds’ timing differences, on a tax basis were as follows:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF
Timing differences (Post-October Loss Deferral)	$(11,689,355)	$(120,230)	$(482,853)	$(10,081)	$(1,088,518)

GOLDMAN SACHS ETF TRUST

8. TAX INFORMATION (continued)

As of February 28, 2017, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF
Tax Cost	$866,026,555	$29,128,026	$338,457,217	$31,042,751	$1,398,441,087
Gross unrealized gain	164,243,632	2,803,462	30,198,588	4,429,501	162,978,644
Gross unrealized loss	(19,616,095)	(1,165,431)	(9,888,229)	(766,396)	(24,239,508)
Net unrealized gain/(loss)	$144,627,537	$1,638,031	$20,310,359	$3,663,105	$138,739,136

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, and difference in tax treatment of underlying fund investments, partnership investments, and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

February 28, 2017 (Unaudited)

9. OTHER RISKS (continued)

than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

GOLDMAN SACHS ETF TRUST

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS ETF TRUST

Fund Expenses — Period Ended 2/28/2017 (Unaudited)

As a shareholder you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2016 and held for the entire period ended February 28, 2017, which represents a period of 181 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ActiveBeta® Emerging Markets Equity ETF				ActiveBeta® Europe Equity ETF				ActiveBeta® International Equity ETF				ActiveBeta® Japan Equity ETF				ActiveBeta® U.S. Large Cap Equity ETF
	Beginning Account Value	Ending Account Value 02/28/2017		Expenses Paid*	Beginning Account Value	Ending Account Value 02/28/2017		Expenses Paid*	Beginning Account Value	Ending Account Value 02/28/2017		Expenses Paid*	Beginning Account Value	Ending Account Value 02/28/2017		Expenses Paid*	Beginning Account Value	Ending Account Value 02/28/2017		Expenses Paid*
Actual based on NAV	$1,000	$1,051.80		$2.29	$1,000	$1,029.10		$1.26	$1,000	$1,039.80		$1.26	$1,000	$1,065.80		$1.28	$1,000	$1,082.60		$0.46
Hypothetical 5% return	1,000	1,022.56	+	2.26	1,000	1,023.55	+	1.25	1,000	1,023.55	+	1.25	1,000	1,023.55	+	1.25	1,000	1,024.35	+	0.45

*	Expenses for the Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2017. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratio for the period is as follows:

Fund
ActiveBeta® Emerging Markets Equity ETF	0.45%
ActiveBeta® Europe Equity ETF	0.25
ActiveBeta® International Equity ETF	0.25
ActiveBeta® Japan Equity ETF	0.25
ActiveBeta® U.S. Large Cap Equity ETF	0.09

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.17 trillion in assets under supervision as of December 31, 2016, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman, Sachs & Co. subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs TreasuryAccess 0-1 Year ETF

INDEX DISCLAIMERS

The MSCI Emerging Markets Index, MSCI Europe Index, MSCI World ex USA Index and MSCI Japan Index (the “MSCI Indices”) were used by GSAM as the reference universe for selection of the companies included in the Goldman Sachs ActiveBeta® Emerging Markets Equity Index, Goldman Sachs ActiveBeta® Europe Equity Index, Goldman Sachs ActiveBeta® International Equity Index and Goldman Sachs ActiveBeta® Japan Equity Index (the “ActiveBeta® Indices”), respectively. MSCI Inc. does not in any way sponsor, support, promote or endorse the ActiveBeta® Indices or the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, Goldman Sachs ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF or Goldman Sachs ActiveBeta® Japan Equity ETF (the “ActiveBeta® ETFs” or the “Funds”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the ActiveBeta® Indices. The MSCI Indices were provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Indices (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Indices, the ActiveBeta® ETFs or the ActiveBeta® Indices.

The ActiveBeta® Indices are trademarks of Goldman Sachs Asset Management, L.P. and have been licensed for use by Goldman Sachs ETF Trust.

GOLDMAN SACHS ASSET MANAGEMENT, L.P., THE GOLDMAN SACHS GROUP, INC., AND GOLDMAN, SACHS & CO. (COLLECTIVELY, “GOLDMAN SACHS”) DOES NOT GUARANTEE NOR MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OR SHAREHOLDERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN A FUND PARTICULARLY OR THE ABILITY OF THE ACTIVEBETA® INDICES TO TRACK GENERAL MARKET PERFORMANCE. GOLDMAN SACHS, IN ITS CAPACITY AS THE INDEX PROVIDER OF THE ACTIVEBETA® INDICES, LICENSES CERTAIN TRADEMARKS AND TRADE NAMES TO THE FUNDS. GOLDMAN SACHS HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUNDS OR THE SHAREHOLDERS OF THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE ACTIVEBETA® INDICES. GOLDMAN SACHS OR ANY OF ITS AFFILIATES MAY HOLD LONG OR SHORT POSITIONS IN SECURITIES HELD BY A FUND OR IN RELATED DERIVATIVES.

GOLDMAN SACHS DOES NOT GUARANTEE THE ADEQUACY, TIMELINESS, ACCURACY AND/OR THE COMPLETENESS OF THE ACTIVEBETA® INDICES OR ANY DATA RELATED THERETO. GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN OR IN THE CALCULATION THEREOF. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE ACTIVEBETA® INDICES OR ANY DATA INCLUDED THEREIN AS TO THE RESULTS TO BE OBTAINED BY A FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE ACTIVEBETA® INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

TRUSTEES Lawrence W. Stranghoener, Chairman Caroline Dorsa Linda A. Lang Michael Latham James A. McNamara	OFFICERS James A. McNamara, President Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Fund’s Form N-Qs are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 28, 2017 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling 1-800-621-2550.

ActiveBeta® is a registered trademark of GSAM.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

©2017 Goldman Sachs. All rights reserved. 88162-TEMPL-04/2017 ACTBETASAR-17

Goldman Sachs Funds

Semi-Annual Report	February 28, 2017

Goldman Sachs ETFs
Hedge Industry VIP ETF

Goldman Sachs Hedge Industry VIP ETF

Investment Process	1

Portfolio Results and Fund Basics	3

Schedules of Investments	9

Financial Statements	10

Financial Highlights	13

Notes to Financial Statements	14

Other Information	22

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

INVESTMENT PROCESS

Goldman Sachs Hedge Industry VIP ETF

Principal Investment Strategies

The Goldman Sachs Hedge Industry VIP ETF (the “Fund”) seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index. The Goldman Sachs Hedge Fund VIP IndexTM (the “Index”) is designed to deliver exposure to equity securities whose performance is expected to influence the long portfolios of hedge funds. Such equity securities are defined as those that appear most frequently among the top ten equity holdings of U.S. hedge fund managers that select their investments based upon fundamental analysis. Goldman Sachs Asset Management, L.P. (the “Index Provider”) is the provider of the Index, which is constructed in accordance with a rules-based methodology.

Hedge fund managers report their U.S. equity holdings, which are made public 45 days after the end of each calendar quarter. The Index is reconstituted and rebalanced on a quarterly basis once the information has been fully disseminated. The construction of the Index involves accessing the identifiers and share counts of U.S. equity holdings disclosed by hedge fund managers in their quarterly 13F filings with the Securities and Exchange Commission (“SEC”). The Index is constructed to then apply share prices at the time of data collection to the numbers of shares listed in each 13F disclosure filing to calculate the dollar market value of each reported position. U.S. hedge fund managers that select their investments based upon fundamental analysis are assumed to be U.S. hedge fund managers with no fewer than 10 and no more than 200 distinct U.S. equity positions, as reported in the hedge fund managers’ most recent Form 13F filings. Managers with less than $10 million of disclosed equity assets are excluded.

The equity positions are then ranked within each individual hedge fund manager’s portfolio by descending market value. The approximately 50 stocks that appear most frequently in the top 10 holdings of this universe then become the Index constituents. Constituents are equal dollar-weighted at each rebalance. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

The Index does not include hedge funds (i.e., unlisted, privately offered funds) and is not designed to approximate the performance of any hedge fund manager, hedge fund or group of hedge fund managers or hedge funds. The Index should not be considered a hedge fund replication strategy. As of February 28, 2017, the Index consisted of 50 securities with a market capitalization range of between approximately $6.3 billion and $718.7 billion. The components of the Index may change over time. The percentage of the portfolio exposed to any asset class will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each asset class at all times.

1

INVESTMENT PROCESS

THE FUND IS NOT A HEDGE FUND AND DOES NOT INVEST IN HEDGE FUNDS.

* * *

At the end of the Reporting Period (i.e. November 1, 2016 through February 28, 2017), we continued to believe that the most effective way to identify the most important positions of hedge fund managers is to know what equities they are holding. We also maintained conviction in our methodology for extracting these important positions — by obtaining information from quarterly 13F filings of hedge fund managers and identifying stocks that appear among top holdings the most frequently. Through an efficient implementation of our methodology, we believe investors are able to access top hedge fund long equity ideas and gain exposure to evolving U.S. market themes.

2

PORTFOLIO RESULTS

Goldman Sachs Hedge Industry VIP ETF

Investment Objective

The Goldman Sachs Hedge Industry VIP ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs Hedge Fund VIP IndexTM (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the period since its commencement of operations on November 1, 2016 through February 28, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 13.57% based on net asset value (“NAV”) and 15.83% based on market price[1]. The Index returned 13.75%, and the S&P 500 Index® (Total Return, USD) (“S&P 500 Index”), a market- cap based index against which the performance of the Fund is measured, returned 12.80% during the same period.

The Fund had a NAV of $40.00 on the date of commencement of operations and ended the Reporting Period with a NAV of $45.39 per share. The Fund’s market price on February 28, 2017 was $45.39 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is designed to deliver exposure to equity securities whose performance is expected to influence the long portfolios of hedge funds. Such equity securities are defined as those that appear most frequently among the top ten equity holdings of U.S. hedge fund managers that select their investments based upon fundamental analysis. Goldman Sachs Asset Management, L.P. (the “Index Provider”) is the provider of the Index, which is constructed in accordance with a rules-based methodology. Hedge fund managers report their U.S. equity holdings, which are made public 45 days after the end of each calendar quarter. The Index is reconstituted and rebalanced on a quarterly basis once the information has been fully disseminated. The construction of the Index involves accessing the identifiers and share counts of U.S. equity holdings disclosed by hedge fund managers in the their quarterly 13F filings with the Securities and Exchange Commission (“SEC”). The Index is constructed to then apply share prices at the time of data collection to the numbers of shares listed in each 13F disclosure filing to calculate the dollar market value of each reported position. U.S. hedge fund managers that select their investments based upon fundamental analysis are assumed to be U.S. hedge fund managers with no fewer than 10 and more than 200 distinct U.S. equity positions, as reported in the hedge fund managers’ most recent Form 13F filings. Managers with less than $10 million of disclosed equity assets are excluded. The equity positions are then ranked within each individual hedge fund manager’s portfolio by descending market value. The approximately 50 stocks that appear most frequently in the top 10 holdings of this universe then become the Index constituents. Constituents are equal dollar-weighted at each rebalance. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Index’s performance is compared to that of the S&P 500 Index below. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the S&P 500 Index.

[1]	The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from commencement of investment operations to the first day of secondary market trading to calculate the market price returns.

3

PORTFOLIO RESULTS

The Fund posted robust absolute gains and closely tracked the Index during the Reporting Period.

Q	Which sectors contributed most positively to the Index’s relative performance during the Reporting Period, and which detracted most?

A	Index constituents in the consumer discretionary, financials and telecommunication services sectors contributed most positively to the Index’s results relative to the S&P 500 Index during the Reporting Period. Partially offsetting these positive contributors were Index constituents in the information technology, industrials and materials sectors, which detracted the most from the Index’s results relative to the S&P 500 Index during the Reporting Period.

Q	Which individual stock positions contributed the most to the Index’s relative returns during the Reporting Period?

A	Relative to the S&P 500 Index, overweight Index positions in financials companies Citizens Financial Group and Bank of America and in airline United Continental Holdings contributed most positively (1.97%, 2.05% and 0.00%[2] of Fund net assets as of February 28, 2017, respectively). Each of these positions generated a robust double-digit gain during the Reporting Period.

Q	Which individual positions detracted from the Index’s results during the Reporting Period?

A	Relative to the S&P 500 Index, overweight Index positions in health care company Valeant Pharmaceuticals, industrials company Macquarie Infrastructure and information technology company Activision Blizzard detracted most (0.00%, 1.95% and 0.00%[2] of Fund net assets as of February 28, 2017, respectively). Each of these positions generated a negative return during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund does not employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

Q	What was the Fund’s sector positioning relative to the Index and the S&P 500 Index at the end of the Reporting Period?[3]

Sector Name	Fund[4]	GS Hedge Fund VIP IndexTM	S&P 500 Index
Information Technology	30.12%	30.12%	21.52%
Consumer Discretionary	25.83	25.82	12.09
Financials	15.91	15.91	14.75
Health Care	8.19	8.19	14.07
Consumer Staples	6.09	6.09	9.45
Telecommunication Services	4.00	4.00	2.42
Industrials	3.95	3.95	10.20
Real Estate	2.04	2.04	2.85
Materials	1.98	1.99	2.83
Energy	1.89	1.89	6.63
Utilities	0.00	0.00	3.19

[3]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs Hedge Fund VIP IndexTM.

[4]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by S&P 500 Index.

[2]	Some weights are 0.00% at February 28, 2017 because those positions were eliminated during the most recent rebalance given the Index construction methodology.

4

FUND BASICS

Hedge Industry VIP ETF

as of February 28, 2017

FUND SNAPSHOT
As of February 28, 2017
Market Price[1]	$45.39
Net Asset Value (NAV)[1]	45.39

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com.

PERFORMANCE REVIEW
November 1, 2016– February 28, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Goldman Sachs Hedge Fund VIP IndexTM[3]	S&P 500 Index®[4]
Shares	13.57%	15.83%	13.75%	12.80%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the midpoint of the bid/ask spread (last trade) at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]	The Index is owned and maintained by the Index Provider. The Index is calculated by Solactive AG. The Index consists of the US-listed stocks whose performance is expected to influence the long portfolios of hedge funds. Those stocks are defined as the positions that appear most frequently among the top 10 long equity holdings within the portfolios of fundamentally-driven hedge fund managers. It is not possible to invest directly in an unmanaged index.

[4]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

5

FUND BASICS

EXPENSE RATIOS[5]
Expense Ratio
Shares	0.45%

[5]	The expense ratio of the Fund is as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed on the Financial Highlights in this report.

TOP TEN HOLDINGS AS OF 2/28/17[6]
Holding	% of Net Assets	Line of Business
Celgene Corp.	2.1%	Health Care
Priceline Group, Inc.	2.1	Consumer Discretionary
Abbott Laboratories	2.1	Health Care
Broadcom Ltd.	2.1	Information Technology
Berkshire Hathaway, Inc., Class B	2.1	Financials
Reynolds American, Inc.	2.1	Consumer Staples
Bank of America Corp.	2.1	Financials
Liberty Global PLC, Series C	2.0	Consumer Discretionary
Colony NorthStar, Inc., Class A REIT	2.0	Real Estate
Time Warner, Inc.	2.0	Consumer Discretionary

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

6

FUND BASICS

FUND SECTOR ALLOCATIONS[7]
As of February 28, 2017

[7]	The Fund’s composition may differ over time. Consequently, the Fund’s overall industry sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

7

FUND BASICS

Index Definitions and Industry Terms

The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices.

Alpha: The excess returns of a fund relative to the return of a benchmark index is the fund’s alpha.

8

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

February 28, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 100.0%
Consumer Discretionary – 25.8%
3,034	Advance Auto Parts, Inc.	$475,155
596	Amazon.com, Inc.*	503,644
1,549	Charter Communications, Inc., Class A*	500,420
13,110	Comcast Corp., Class A	490,576
4,168	Expedia, Inc.	496,159
8,531	Hilton Worldwide Holdings, Inc.	487,973
5,813	Liberty Broadband Corp., Class C*	499,569
14,550	Liberty Global PLC, Class C (United Kingdom)*	510,559
6,587	Lowe’s Cos., Inc.	489,875
17,409	MGM Resorts International*	457,683
3,542	Netflix, Inc.*	503,424
305	Priceline Group, Inc. (The)*	525,860
5,175	Time Warner, Inc.	508,237

		6,449,134

Consumer Staples – 6.1%
3,200	Constellation Brands, Inc., Class A	508,192
8,310	Reynolds American, Inc.	511,646
9,110	WhiteWave Foods Co. (The)*	501,779

		1,521,617

Energy – 1.9%
8,822	Halliburton Co.	471,624

Financials – 15.9%
21,389	Ally Financial, Inc.	481,039
7,457	American International Group, Inc.	476,651
20,731	Bank of America Corp.	511,641
2,988	Berkshire Hathaway, Inc., Class B*	512,203
8,337	Citigroup, Inc.	498,636
13,133	Citizens Financial Group, Inc.	490,780
5,569	JPMorgan Chase & Co.	504,663
8,603	Wells Fargo & Co.	497,942

		3,973,555

Health Care – 8.2%
11,427	Abbott Laboratories	515,129
3,054	Anthem, Inc.	503,360
4,262	Celgene Corp.*	526,400
7,596	Merck & Co., Inc.	500,349

		2,045,238

Industrials – 4.0%
10,004	Delta Air Lines, Inc.	499,500
6,343	Macquarie Infrastructure Corp.	488,030

		987,530

Information Technology – 30.1%
4,910	Alibaba Group Holding Ltd. ADR (China)*	505,239
594	Alphabet, Inc., Class A*	501,888
3,694	Apple, Inc.	506,041
2,729	Baidu, Inc. ADR (China)*	475,201
2,429	Broadcom Ltd.	512,349
7,691	Dell Technologies, Inc., Class V*	488,302

Common Stocks – (continued)
Information Technology – (continued)
14,831	eBay, Inc.*	502,771
3,726	Facebook, Inc., Class A*	505,022
2,980	FleetCor Technologies, Inc.*	506,600
21,573	Micron Technology, Inc.*	505,671
7,725	Microsoft Corp.	494,246
4,877	NXP Semiconductors NV (Netherlands)*	501,404
11,984	PayPal Holdings, Inc.*	503,328
5,743	Visa, Inc., Class A	505,039
11,079	Yahoo!, Inc.*	505,867

		7,518,968

Materials – 2.0%
1,605	Sherwin-Williams Co. (The)	495,207

Real Estate – 2.0%
34,662	Colony NorthStar, Inc., Class A REIT	508,838

Telecommunication Services – 4.0%
8,619	Level 3 Communications, Inc.*	493,438
8,097	T-Mobile US, Inc.*	506,305

		999,743

TOTAL INVESTMENTS – 100.0%
(Cost $23,527,505)		$24,971,454

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(5,849)

NET ASSETS – 100.0%		$24,965,605

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Statement of Assets and Liabilities

February 28, 2017 (Unaudited)

Hedge Industry VIP ETF
Assets:
Investments at value (cost $23,527,505)	$24,971,454
Receivables:
Dividends	15,235
Total assets	24,986,689

Liabilities:
Due to custodian	10,988
Payables:
Management fees	10,096
Total liabilities	21,084

Net Assets:
Paid-in capital	21,630,156
Undistributed net investment income	17,099
Accumulated net realized gain	1,874,401
Net unrealized gain	1,443,949
NET ASSETS	$24,965,605
SHARES ISSUED AND OUTSTANDING
Shares Outstanding no par value (unlimited shares authorized):	550,000
Net asset value per share:	$45.39

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Statement of Operations

For the period ended February 28, 2017(1) (Unaudited)

Hedge Industry VIP ETF
Investment income:
Dividends	$80,248
Total investment income	80,248

Expenses:
Management fees	33,489
Trustee fees	6,851
Total expenses	40,340
NET INVESTMENT INCOME	39,908

Realized and unrealized gain:
Net realized gain from:
Investments	78,264
In-kind redemptions	1,796,137
Unrealized gain on:
Investments	1,443,949
Net realized and unrealized gain	3,318,350
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,358,258

(1)	For the period November 1, 2016 (commencement of operations) through February 28, 2017.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Statement of Changes in Net Assets

For the Period Ended February 28, 2017(1) (Unaudited)

Hedge Industry VIP ETF
From operations:
Net investment income	$39,908
Net realized gain	1,874,401
Net unrealized gain	1,443,949
Net increase in net assets resulting from operations	3,358,258

Distributions to shareholders:
From net investment income	(22,809)
Total distributions to shareholders	(22,809)

From share transactions:
Proceeds from sales of shares	37,486,121
Cost of shares redeemed	(15,855,965)
Net increase in net assets resulting from share transactions	21,630,156
TOTAL INCREASE	24,965,605

Net assets:
Beginning of period	$—
End of period	$24,965,605
Undistributed net investment income	$17,099

(1)	For the period November 1, 2016 (commencement of operations) through February 28, 2017.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout The Period (Unaudited)

Hedge Industry VIP ETF*
Per Share Operating Performance:
Net asset value, beginning of period	$40.00
Net investment income(a)	0.06
Net realized and unrealized gain	5.37
Total gain from investment operations	5.43
Distributions to shareholders from net investment income	(0.04)
Net asset value, end of period	$45.39
Market price, end of period	$45.39
Total Return at Net Asset Value(b)	13.57%
Net assets, end of period (in 000’s)	$24,966
Ratio of total expenses to average net assets(c)	0.45%
Ratio of net investment income to average net assets(c)	0.45%
Portfolio turnover rate(d)	61%

*	For the period November 1, 2016 (commencement of operations) to February 28, 2017.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements

February 28, 2017 (Unaudited)

1. ORGANIZATION

Goldman Sachs Hedge Industry VIP ETF (the “Fund”) is a series of the Goldman Sachs ETF Trust (the “Trust”) which is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009.

The investment objective of the Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs Hedge Fund VIP IndexTM (the “Index”).

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co., serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. The Fund is an exchange-traded fund (“ETF”). Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems shares at its respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, net of any foreign withholding taxes less any amounts reclaimable and securities lending income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders.

14

GOLDMAN SACHS ETF TRUST

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Hedge Industry VIP ETF	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Fund is maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to

15

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

February 28, 2017 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the

Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent

16

GOLDMAN SACHS ETF TRUST

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. At February 28, 2017 the Fund did not hold level 3 securities.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of February 28, 2017:

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$980,440	$—	$—
Europe	1,011,963	—	—
North America	22,979,051	—	—
Total	$24,971,454	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

The Fund operates under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

For the period ended February 28, 2017, the unitary management fee with GSAM was 0.45%.

17

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

February 28, 2017 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Distribution and Service (12b-1) Plans — The Trust, on behalf of the Fund, has adopted a Distribution and Service Plan (the “Plan”), pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees.

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Fund only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Fund may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the Fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statement of Changes in Net Assets.

Share activity for the period ended February 28, 2017 is as follows:

	Hedge Industry VIP ETF
	Shares	Dollars
Fund Share Activity(1)
Shares Sold	900,000	$37,486,121
Shares Redeemed	(350,000)	(15,855,965)
NET INCREASE IN SHARES	550,000	$21,630,156

(1)	For the period November 1, 2016 (commencement of operations) through February 28, 2017

18

GOLDMAN SACHS ETF TRUST

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended February 28, 2017, were as follows:

Fund	Purchases	Sales
Hedge Industry VIP ETF	$16,479,301	$15,772,490

The purchases and sales from in-kind creation and redemption transactions for the period ended February 28, 2017, were as follows:

Fund	Purchases	Sales
Hedge Industry VIP ETF	$36,730,134	$15,783,783

7. TAX INFORMATION

As of February 28, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Hedge Industry VIP ETF
Tax Cost	$23,527,505
Gross unrealized gain	1,559,078
Gross unrealized loss	(115,129)
Net unrealized gains on securities	$1,443,949

GSAM has reviewed the Fund’s tax positions for all open tax years (the current year, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

19

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

February 28, 2017 (Unaudited)

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Index Risk — GSAM (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund’s Index trading individually or in the aggregate at any point in time.

20

GOLDMAN SACHS ETF TRUST

8. OTHER RISKS (continued)

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

21

GOLDMAN SACHS ETF TRUST

Fund Expenses — Period Ended 2/28/2017 (Unaudited)

As a shareholder you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period from November 1, 2016 (commencement of operations) and held for the entire period ended February 28, 2017, which represents a period of 120 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Hedge Industry VIP ETF(1)
	Beginning Account Value	Ending Account Value 2/28/2017		Expenses Paid*
Actual based on NAV	$1,000	$1,072.00		$1.58
Hypothetical 5% return	1,000	1,024.79	+	1.50

*	Expenses for the Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended February 28, 2017. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratio for the period is as follows:

Fund
Hedge Industry VIP ETF	0.45%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
(1)	Fund commenced operations on November 1, 2016

22

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Hedge Industry VIP ETF (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on November 1, 2016. At a meeting held on April 12, 2016 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”).

At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fees and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); the Investment Adviser’s proposal to limit certain expenses of the Fund that exceed a specified level; potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided to the Fund by the Investment Adviser. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund would operate as a passively-managed ETF, which would seek to track a proprietary index created by the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would be providing services to the Fund. The Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and other resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate) and that the Investment Adviser had only been managing ETFs for a relatively short time, the Investment Adviser had extensive experience managing other types of registered investment companies. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

Costs of Services to be Provided and Profitability

The Trustees considered the unitary fee rate payable by the Fund under the Management Agreement. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which include both advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. They also noted that under the unitary fee structure, the Investment Adviser would be responsible for bearing substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees noted that no license fees would be payable to the Investment Adviser by the Fund for use of the index created by the Investment Adviser. They compared the Fund’s management fee and projected expense ratio to similar information for comparable ETFs advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Fund’s fee rate and expense ratio were prepared by a third-party provider of mutual fund and ETF data. The Trustees concluded that this information was useful in evaluating the reasonableness of the management fees and total expenses expected to be paid by the Fund.

The Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Fund will not have management fee breakpoints. They considered the Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the peer

23

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited) (continued)

group. The Trustees recognized that if the assets of the Fund increase over time, the Fund and its shareholders could realize economies of scale as certain Fund expenses, such as certain fixed fees, become a smaller percentage of overall assets.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (d) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be open to doing business with other areas of Goldman, Sachs & Co. (“Goldman Sachs”).

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives (or is expected to receive) certain potential benefits as a result of its relationship with the Investment Adviser, including: (a) improved servicing and pricing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; and (c) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement for the Fund at the Meeting, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by the Fund was reasonable. The Trustees concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved with respect to the Fund for a period of two years.

24

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.17 trillion in assets under supervision as of December 31, 2016, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman, Sachs & Co. subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® International Equity ETF

Goldman Sachs ActiveBeta® Japan Equity ETF

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

Goldman Sachs Hedge Industry VIP ETF

Goldman Sachs TreasuryAccess 0-1 Year ETF

INDEX DISCLAIMER

GOLDMAN SACHS ASSET MANAGEMENT, L.P., THE GOLDMAN SACHS GROUP, INC., AND GOLDMAN, SACHS & CO. (COLLECTIVELY, “GOLDMAN SACHS”) DOES NOT GUARANTEE NOR MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OR SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE INDEX TO TRACK GENERAL MARKET PERFORMANCE. GOLDMAN SACHS, IN ITS CAPACITY AS THE INDEX PROVIDER OF THE INDEX, LICENSES CERTAIN TRADEMARKS AND TRADE NAMES TO THE FUND. GOLDMAN SACHS HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUND OR THE SHAREHOLDERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE INDEX. GOLDMAN SACHS OR ANY OF ITS AFFILIATES MAY HOLD LONG OR SHORT POSITIONS IN SECURITIES HELD BY THE FUND OR IN RELATED DERIVATIVES GOLDMAN SACHS DOES NOT GUARANTEE THE ADEQUACY, TIMELINESS, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO. GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN OR IN THE CALCULATION THEREOF. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN AS TO THE RESULTS TO BE OBTAINED BY THE FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

TRUSTEES Lawrence W. Stranghoener, Chairman Caroline Dorsa Linda A. Lang Michael Latham James A. McNamara	OFFICERS James A. McNamara, President Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Fund’s Form N-Qs are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-621-2550. Fund holdings and allocations shown are as of February 28, 2017 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns.

The Fund is recently or newly organized and has limited or no operating history.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling 1-800-621-2550.

ActiveBeta® is a registered trademark of GSAM.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

©2017 Goldman Sachs. All rights reserved. 87962-TEMPL-04/2017 HEDVIPETFSAR-17

Goldman Sachs Funds

Semi-Annual Report	February 28, 2017

Goldman Sachs ETFs
TreasuryAccess 0-1 Year ETF

Goldman Sachs TreasuryAccess 0-1 Year ETF

Investment Process & Market Review	1

Portfolio Results and Fund Basics	2

Schedule of Investments	6

Financial Statements	7

Financial Highlights	10

Notes to Financial Statements	11

Other Information	18

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

INVESTMENT PROCESS & MARKET REVIEW

Goldman Sachs TreasuryAccess 0-1 Year ETF

Principal Investment Strategies

The Goldman Sachs TreasuryAccess 0-1 Year ETF (the “Fund”) seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. The Citi US Treasury 0-1 Year Composite Select Index (the “Index”) is designed to measure the performance of U.S. Treasury Obligations with a maximum remaining maturity of 12 months. “U.S. Treasury Obligations” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. U.S. Treasury Obligations include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds. As of February 28, 2017, there were 71 issues in the Index and the Index had a weighted average maturity of 0.32 years. The Index includes publicly-issued U.S. Treasury Obligations that have a minimum remaining maturity of 1 month and a maximum remaining maturity of 12 months at the time of rebalance and that have a minimum issue size of $5 billion. In addition, the securities in the Index must be non-convertible and denominated in U.S. dollars. The Index excludes certain special issues, such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. 10-year and 30-year U.S. Treasury bonds are not eligible for inclusion in the Index. The Index is rebalanced monthly on the last day of the month.

Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.

The Index is sponsored by Citigroup Index LLC (“Citigroup Index” or the “Index Provider”), which is not affiliated with the Fund or the Investment Adviser. The Index is market capitalization-weighted and the securities in the Index are updated on the last business day of each month. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

THE FUND IS NOT A MONEY MARKET FUND AND DOES NOT ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE.

* * *

At the end of the Reporting Period (i.e. September 6, 2016 through February 28, 2017), we expected U.S. economic growth to accelerate in the near term, driven by strong domestic demand and fiscal easing, but we remained alert to geopolitical risk. The U.S. economy appeared to be strengthening prior to the U.S. elections, and proposed fiscal stimulus and potential loosening of regulations could present additional tailwinds. We believe that in the near term, consumption will likely be underpinned by rising wages amid a labor market close to full employment. We also see scope for marginal improvements in investment, should the strains of last year’s commodity price weakness and currency strength begin to fade. That said, we also remain alert to policy-related risks and potential geopolitical tensions associated with the current Administration, largely arising from stated views on globalization.

1

PORTFOLIO RESULTS

Goldman Sachs TreasuryAccess 0-1 Year ETF

Investment Objective

The Goldman Sachs TreasuryAccess 0-1 Year ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Citi US Treasury 0-1 Year Composite Select Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the period since its commencement of operations on September 6, 2016 through February 28, 2017 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 0.21% based on net asset value (“NAV”) and 0.21% based on market price.[1] The Index returned 0.25% during the same period.

The Fund had a NAV of $100.00 on the commencement of operations and ended the Reporting Period with a NAV of $100.07 per share. The Fund’s market price on February 28, 2017 was $100.07 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

The Index is designed to measure the performance of U.S. Treasury Obligations with a maximum remaining maturity of 12 months. “U.S. Treasury Obligations” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. U.S. Treasury Obligations include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds. The Index is sponsored by Citigroup Index LLC (“Citigroup Index” or the “Index Provider”),

[1]	The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from commencement of operations to the first day of secondary market trading to calculate the market price returns.

which is not affiliated with the Fund or the Investment Adviser. The Index is market capitalization-weighted and the securities in the Index are updated on the last business day of each month.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

At the end of the Reporting Period, it appeared to us that the election results marked an important regime change in monetary, fiscal and regulatory policy. Consensus expectations for the U.S. policy mix shifted to one that includes a faster pace of tightening monetary policy following several years of accommodation as well as increased fiscal stimulus and a potentially looser regulatory agenda. Since the election in early November 2016 through the end of the Reporting Period, global interest rates rose, equity markets rallied and the U.S. dollar strengthened compared to both major developed and emerging market currencies. The U.S. Treasury money market yield curve, or spectrum of maturities, steepened on the heels of a post-election sell-off, as the market began pricing in higher inflation as a result of greater anticipated fiscal spending. (A steeper yield curve is one wherein the differential in yields between shorter-term and longer-term maturities increases.)

In December 2016, the U.S. Federal Reserve (the “Fed”) raised interest rates for only the second time since the global financial crisis, which drove further increases in the U.S. dollar and U.S. Treasury yields, with particularly notable increases in shorter-dated bonds. Policymakers revised interest rate projections, signaling a steeper trajectory of interest rates, with three interest rate hikes implied in 2017. The Fed noted that it believed the December 2016 interest rate hike was warranted given “realized and expected labor

2

PORTFOLIO RESULTS

market conditions and inflation.” Strong U.S. economic date year-to-date through February 28, 2017 and hawkish comment from U.S. Fed officials raised expectations for an interest rate hike at the Fed’s next meeting in March 2017.

Separately, there were concerns about the U.S. debt ceiling during much of the Reporting Period. We observed accelerated bill pay-downs ahead of the mid-March 2017 debt ceiling deadline. The significant reduction in U.S. Treasury bill supply suppressed short-term U.S. Treasury bill rates.

The Fund posted positive absolute returns that closely tracked those of the Index during the Reporting Period. Throughout the Reporting Period, the Fund closely tracked both the duration and the selection of U.S. Treasury bills within the Index.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund does not employ derivatives.

Q	What was the Fund’s weighted average duration, weighted average maturity, weighted average coupon and 30-day standardized yield at the end of the Reporting Period?[2]

A	The Fund had a weighted average duration of 0.41 years, a weighted average maturity of 0.40 years and a weighted average coupon of 0.62 years as of February 28, 2017. The 30-day standardized yield of the Fund at the end of the Reporting Period was 0.46%.

Q	What was the Fund’s positioning relative to the Index at the end of the Reporting Period?[3]

A	The Fund, consistent with the Index, was 100% invested in U.S. Treasury securities at the end of the Reporting Period.

[2]	Duration is a time measure of a bond’s interest-rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond’s price. (A bond’s cash flows consist of coupon payments and repayment of capital.)

A bond’s duration will almost always be shorter than its maturity, with the exception of zero-coupon bonds, for which maturity and duration are equal. Weighted average duration is a measure of the duration for the securities in the portfolio overall. Weighted average maturity (“WAM”) is the weighted average amount of time until the debt securities in a portfolio mature, or the weighted average of the remaining terms to maturity of the debt securities within a portfolio. The higher the WAM, the longer it takes for all of the bonds in the portfolio to mature, and WAM is used to manage debt portfolios and to assess the performance of debt portfolio managers. Coupons are fixed percentages paid out on a fixed income security on an annual basis. Weighted average coupon is calculated by weighting the coupon of each debt security by its relative size in the portfolio. The method of calculation of the 30-Day Standardized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price (“POP”) per share on the last day of the period. This number is then annualized.

[3]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Citi US Treasury 0-1 Year Composite Select Index.

3

FUND BASICS

TreasuryAccess 0-1 Year ETF

as of February 28, 2017

FUND SNAPSHOT
As of February 28, 2017
Market Price[1]	$100.07
Net Asset Value (NAV)[1]	100.07

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com.

PERFORMANCE REVIEW
September 6, 2016– February 28, 2017	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Citi US Treasury 0-1 Year Composite Select Index[3]
Shares	0.21%	0.21%	0.25%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns Based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the midpoint of the bid/ask spread (last trade) at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]	The Index is designed to measure the performance of U.S. Treasury Obligations with a maximum remaining maturity of 12 months. “U.S. Treasury Obligations” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. U.S. Treasury Obligations include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds. The Index was developed and is calculated and maintained by Citigroup Index LLC (“Citigroup Index” or the “Index Provider”). Citigroup Index is not affiliated with the Fund or GSAM. The Index is determined, composed and calculated by Citigroup Index without regard to the Fund. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares.

4

FUND BASICS

30-DAY STANDARDIZED YIELD[4]
30-Day Standardized Yield[4]
Shares	0.46%

[4]	The method of calculation of the 30-Day Standardized Yield is mandated by the Securities and Exchange Commission and is determined by dividing the net investment income per share earned during the last 30 days of the period by the maximum public offering price per share on the last day of the period. This number is then annualized.

EXPENSE RATIO[5]
Expense Ratio
Shares	0.14%

[5]	The expense ratio of the Fund is as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed on the Financial Highlights in this report.

TOP TEN HOLDINGS AS OF 2/28/17[6]
Holding	Maturity Date	% of Net Assets
U.S. Treasury Bill	04/20/17	22.3%
U.S. Treasury Note, 0.88%	05/15/17	11.5
U.S. Treasury Note, 0.88%	06/15/17	9.1
U.S. Treasury Bill	05/25/17	8.6
U.S. Treasury Note, 1.00%	12/15/17	8.4
U.S. Treasury Note, 0.75%	10/31/17	7.5
U.S. Treasury Note, 0.88%	04/30/17	6.8
U.S. Treasury Note, 1.00%	02/15/18	6.7
U.S. Treasury Note, 0.88%	07/15/17	6.7
U.S. Treasury Note, 0.88%	01/15/18	6.1

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

5

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Schedule of Investments

February 28, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Notes – 68.9%
U.S. Treasury Note
$4,788,000	0.88%	04/30/17	$4,791,280
U.S. Treasury Note
8,080,600	0.88%	05/15/17	8,084,871
U.S. Treasury Note
6,356,000	0.88%	06/15/17	6,361,711
U.S. Treasury Note
4,662,000	0.88%	07/15/17	4,665,817
U.S. Treasury Note
3,052,000	0.88%	08/15/17	3,054,146
U.S. Treasury Note
1,225,000	1.00%	09/15/17	1,226,890
U.S. Treasury Note
5,250,000	0.75%	10/31/17	5,249,487
U.S. Treasury Note
5,854,600	1.00%	12/15/17	5,861,690
U.S. Treasury Note
4,263,800	0.88%	01/15/18	4,263,800
U.S. Treasury Note
4,700,000	1.00%	02/15/18	4,703,396

TOTAL U.S. TREASURY NOTES
(Cost $48,263,813)			$48,263,088

U.S. Treasury Bills – 30.9%
U.S. Treasury Bill
$15,601,000	0.00%	04/20/17	$15,590,654
U.S. Treasury Bill
6,045,400	0.00%	05/25/17	6,038,227

TOTAL U.S. TREASURY BILLS
(Cost $21,627,107)			$21,628,881

TOTAL INVESTMENTS – 99.8%
(Cost $69,890,920)			$69,891,969

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			153,845

NET ASSETS – 100.0%			$70,045,814

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Statement of Assets and Liabilities

February 28, 2017 (Unaudited)

TreasuryAccess 0-1 Year ETF
Assets:
Investments at value (cost $69,890,920 )	$69,891,969
Cash	77,286
Receivables:
Investments sold	4,696,932
Interest	89,915
Total assets	74,756,102

Liabilities:
Payables:
Investments purchased	4,705,689
Management fees	4,599
Total liabilities	4,710,288

Net Assets:
Paid-in capital	70,019,791
Undistributed net investment income	21,994
Accumulated net realized gain	2,980
Net unrealized gain	1,049
NET ASSETS	$70,045,814

SHARES ISSUED AND OUTSTANDING
Shares outstanding no par value (unlimited shares authorized):	700,000
Net asset value per share:	$100.07

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Statement of Operations

For the period ended February 28, 2017(1) (Unaudited)

TreasuryAccess 0-1 Year ETF
Investment income:
Interest	$82,285
Total investment income	82,285

Expenses:
Trustee fees	16,235
Management fees	4,600
Total expenses	20,835
NET INVESTMENT INCOME	61,450

Realized and unrealized gain:
Net realized gain from investments	2,980
Net unrealized gain on investments	1,049
Net realized and unrealized gain	4,029
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,479

(1)	For the period September 6, 2016 (commencement of operations) through February 28, 2017.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Statement of Changes in Net Assets

For the period ended February 28, 2017(1) (Unaudited)

TreasuryAccess 0-1Year ETF (Unaudited)
From operations:
Net investment income	$61,450
Net realized gain	2,980
Unrealized gain	1,049
Net increase in net assets resulting from operations	65,479

Distributions to shareholders:
From net investment income	(39,456)
Total distributions to shareholders	(39,456)

From share transactions:
Proceeds from sales of shares	70,019,791
Net increase in net assets resulting from share transactions	70,019,791
TOTAL INCREASE	70,045,814

Net assets:
Beginning of period	$—
End of period	$70,045,814
Undistributed net investment income	$21,994

(1)	For the period September 6, 2016 (commencement of operations) through February 28, 2017.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS TREASURYACCESS 0-1 YEAR ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout The Period

TreasuryAccess 0-1 Year ETF* (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$100.00
Net investment income(a)	0.20
Net realized and unrealized gain	0.01
Total gain from investment operations	0.21
Distributions to shareholders from net investment income	(0.14)
Net asset value, end of period	$100.07
Market price, end of period	$100.07
Total Return at Net Asset Value(b)	0.21%
Net assets, end of period (in 000's)	$70,046
Ratio of total expenses to average net assets(c)	0.14%
Ratio of net investment income to average net assets(c)	0.41%
Portfolio turnover rate(d)	—%

*	For the period September 6, 2016 (commencement of operations) to February 28, 2017.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund's portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements

February 28, 2017 (Unaudited)

1. ORGANIZATION

Goldman Sachs TreasuryAccess 0-1 Year ETF (the “Fund”) is a series of the Goldman Sachs ETF Trust (the “Trust”) which is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009.

The investment objective of the Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of the Citi US Treasury 0-1 Year Composite Select Index (the “Index”).

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co., serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. The Fund is an exchange-traded fund (“ETF”). Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems shares at its respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

11

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

February 28, 2017 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
TreasuryAccess 0-1 Year ETF	Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

12

GOLDMAN SACHS ETF TRUST

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

i.  Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. Prior to October 11, 2016, such securities were valued at amortized cost. With the exception of treasury securities of G8 countries (not held in money market funds that use amortized cost as a valuation methodology), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. At February 28, 2017 the Fund did not hold Level 3 securities.

13

GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

February 28, 2017 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of February 28, 2017:

TREASURYACCESS 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3
Assets(a)
US Government	$69,891,969	$—	$—
Total	$69,891,969	$—	$—

(a)	Amounts are disclosed by asset type, please refer to the Schedule of Investments for more detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

The Fund operates under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

For the period ended February 28, 2017, the unitary management fee with GSAM was 0.14%.

B.  Distribution and Service (12b-1) Plans — The Trust, on behalf of the Fund, has adopted a Distribution and Service Plan (the “Plan”), pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees.

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Fund only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Fund may only be purchased or redeemed by certain financial institutions

14

GOLDMAN SACHS ETF TRUST

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

(each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Creation and redemption transaction fees based on the number of securities transferred in-kind are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the Fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statement of Changes in Net Assets.

Share activity for the period ended February 28, 2017 is as follows:

	TreasuryAccess 0-1 Year ETF
	Shares	Dollars

Fund Share Activity(1)
Shares Sold	700,000	$70,019,791
NET INCREASE IN SHARES	700,000	$70,019,791

(1)	For the period September 6, 2016 (commencement of operations) through February 28, 2017

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities for the period ended February 28, 2017, were as follows:

Fund	Purchases	Sales
TreasuryAccess 0-1 Year ETF	$52,013,585	$51,987,767

The purchases and sales from in-kind creation and redemption transactions for the period ended February 28, 2017, were as follows:

Fund	Purchases	Sales
TreasuryAccess 0-1 Year ETF	$69,860,895	$—

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GOLDMAN SACHS ETF TRUST

Notes to Financial Statements (continued)

February 28, 2017 (Unaudited)

7. TAX INFORMATION

As of February 28, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

TreasuryAccess 0-1 ETF
Tax Cost	$69,890,920
Gross unrealized gain	5,097
Gross unrealized loss	(4,048)
Net unrealized gains on securities	$1,049

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Index Risk — Citigroup Index LLC (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

16

GOLDMAN SACHS ETF TRUST

8. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

17

GOLDMAN SACHS ETF TRUST

Fund Expenses — Period Ended 2/28/2017 (Unaudited)

As a shareholder you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period from September 6, 2016 (commencement of operations) and held for the entire period ended February 28, 2017, which represents a period of 176 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	TreasuryAccess 0-1 Year ETF(1)
	Beginning Account Value	Ending Account Value 2/28/2017		Expenses Paid*
Actual based on NAV	$1,000	$1,002.10		$0.68
Hypothetical 5% return	$1,000	$1,024.10	+	$0.68

*	Expenses for the Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended February 28, 2017. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratio for the period is as follows:

Fund
TreasuryAccess 0-1 Year ETF	0.14%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

(1)	Fund commenced operations on September 6, 2016

18

GOLDMAN SACHS TREASURYACCESS 0-1 ETF

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs TreasuryAccess 0-1 Year ETF (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on September 6, 2016. At a meeting held on July 19, 2016 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”).

At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fees and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); the Investment Adviser’s proposal to limit certain expenses of the Fund that exceed a specified level; potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided to the Fund by the Investment Adviser. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund would operate as a passively-managed ETF, which would seek to track an index developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would be providing services to the Fund. The Trustees considered the Investment Adviser’s extensive experience in managing portfolios that invest in short term U.S. Treasury securities. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and other resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate) and that the Investment Adviser had only been managing ETFs for a relatively short time, the Investment Adviser had extensive experience managing other types of registered investment companies. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

Costs of Services to be Provided and Profitability

The Trustees considered the unitary fee rate payable by the Fund under the Management Agreement. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which include both advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. They also noted that under the unitary fee structure, the Investment Adviser would be responsible for bearing substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees noted that a license fee would be payable by the Investment Adviser to Citigroup Index LLC for use of its index. They compared the Fund’s management fees and projected expense ratio to similar information for comparable ETFs advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Fund’s fee rate and expense ratio were prepared by a third-party provider of mutual fund and ETF data. The Trustees concluded that this information was useful in evaluating the reasonableness of the management fees and total expenses expected to be paid by the Fund.

The Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Fund will not have management fee breakpoints. They considered the Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the peer

19

GOLDMAN SACHS TREASURYACCESS 0-1 ETF

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited) (continued)

group. The Trustees recognized that if the assets of the Fund increase over time, the Fund and its shareholders could realize economies of scale as certain Fund expenses, such as certain fixed fees, become a smaller percentage of overall assets.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (d) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be open to doing business with other areas of Goldman, Sachs & Co. (“Goldman Sachs”).

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives (or is expected to receive) certain potential benefits as a result of its relationship with the Investment Adviser, including: (a) improved servicing and pricing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; and (c) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement for the Fund at the Meeting, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by the Fund was reasonable. The Trustees concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved with respect to the Fund for a period of two years.

20

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.17 trillion in assets under supervision as of December 31, 2016, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman, Sachs & Co. subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® International Equity ETF

Goldman Sachs ActiveBeta® Japan Equity ETF

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

Goldman Sachs Hedge Industry VIP ETF

Goldman Sachs TreasuryAccess 0-1 Year ETF

INDEX DISCLAIMERS

The Index was developed and is calculated and maintained by Citigroup Index LLC (“Citigroup Index” or the “Index Provider”). Citigroup Index is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by Citigroup Index or any of its affiliates and Citigroup Index makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. Citigroup Index’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of Citigroup Index or its affiliates. The Index is determined, composed and calculated by Citigroup Index without regard to the Fund. Citigroup Index has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. Citigroup Index is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. Citigroup Index has no obligation or liability in connection with the administration, marketing or trading of the Fund.

CITIGROUP INDEX DOES NOT GUARANTEE THE ACCURACY OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR OF ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO, AND CITIGROUP INDEX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. CITIGROUP INDEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OR PROSPECTIVE OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. CITIGROUP INDEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CITIGROUP INDEX HAVE ANY LIABILITY FOR ANY DIRECT, SPECIAL, PUNITIVE, INDIRECT, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

The ActiveBeta® Indices are trademarks of Goldman Sachs Asset Management, L.P. and have been licensed for use by Goldman Sachs ETF Trust.

TRUSTEES Lawrence W. Stranghoener, Chairman Caroline Dorsa Linda A. Lang Michael Latham James A. McNamara	OFFICERS James A. McNamara, President Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Fund’s Form N-Qs are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Qs may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 28, 2017 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns.

The Fund is recently or newly organized and has limited or no operating history.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling 1-800-621-2550.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

©2017 Goldman Sachs. All rights reserved. 88164-TEMPL-04/2017 TREACCESSSAR-17.

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Ashok N. Bakhru, John P. Coblentz, Jr., Michael Latham, Linda A. Lang, Lawrence W. Stranghoener, Richard P. Strubel, and Caroline Dorsa, each a Trustee of the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 12(a)(1) of the registrant’s Form N-CSR filed on October 31, 2016.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	May 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	May 2, 2017

By:	/s/ Scott McHugh

Scott McHugh
Principal Financial Officer
Goldman Sachs ETF Trust

Date:	May 2, 2017